M.S.D.&T. Funds, Inc.



Semi-Annual Report



November 30, 1998

Table of Contents

Chairman's Letter                                                              i
Funds Reviews                                                                 ii
Statements of Net Assets
        Prime Money Market Fund                                                1
        Government Money Market Fund                                           3
        Tax-Exempt Money Market Fund                                           5
        Tax-Exempt Money Market Fund (Trust)                                   8
        Growth & Income Fund                                                  11
        Equity Income Fund                                                    13
        Equity Growth Fund                                                    16
        International Equity Fund                                             18
        Diversified Real Estate Fund                                          21
        Limited Maturity Bond Fund                                            23
        Total Return Bond Fund                                                26
        Maryland Tax-Exempt Bond Fund                                         29
        Intermediate Tax-Exempt Bond Fund                                     32
        National Tax-Exempt Bond Fund                                         35
        Investment Abbreviations                                              39
Statements of Operations                                                      40
Statements of Changes in Net Assets                                           43
Financial Highlights                                                          49
Notes to Financial Statements                                                 57

Dear Shareholder,

It is a pleasure to present the semi-annual report for the M.S.D.&T. Funds, Inc. for the six-month period ended November 30, 1998. The report includes fi-nancial information and fund synopses for the four Money Market Funds, five Equity Funds and five Bond Funds. Also included is a Statement of Net Assets for each of the Funds listing the securities held as of November 30, 1998.

Volatility has become the watchword in the financial markets during the past six months. After reaching a record high during the month of July, the S&P 500 Index suffered a severe correction in the late summer. However, with the Fed-eral Reserve Bank's reversal in policy and reductions in the base interest rate, the stock market has been able to recover smartly and has set a subse-quent record level. Conversely, long term bonds became the asset of choice during the stock market's turmoil and yields continued to move down to generational lows. Recently, with the stock market's improvement, interest rates on high-grade bonds have drifted somewhat higher.

The adviser believes financial market volatility will most likely be with us in the intermediate future. The United States economy must deal with the im-balances created by a negative personal savings rate and a big current account deficit. At the same time, the Japanese economy (the world's second largest) has the exact opposite situation with excessive private savings and a large current account surplus. Many less developed economies remain hooked on for-eign credit while mired in severe economic recessions. Unwinding these imbal-ances will prove to be a challenge for policy makers and financial markets will remain subject to uncertainty while this situation plays out.

The pages that follow discuss the objectives, performance, structure and strategy of each of the M.S.D.&T. Funds. We appreciate your investment in the M.S.D.&T. Funds and welcome any questions or comments.

                                          Best Regards,


                                          /s/ Leslie B. Disharoom
                                          Leslie B. Disharoon
                                          Chairman and President

Shares of M.S.D.&T. Funds, Inc. are not bank deposits or obligations of, or guaranteed, endorsed, or otherwise supported by Mercantile-Safe Deposit and Trust Company, its parent company or its affiliates, and such shares are not federally insured by the U.S. Government, the Federal Deposit Insurance Corpo-ration, the Federal Reserve Board or any other governmental agency. Investment in the Funds involves risk, including the possible loss of principal. Money Market Funds are neither insured nor guaranteed by the FDIC or any other gov-ernment agency. Although the Fund strives to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate as market conditions change. Past performance is not a guaran-tee of future results. For more complete information on the M.S.D.&T. Funds, Inc., including charges, expenses, and ongoing fees, please call 1-800-551-2145 to receive a prospectus, which should be read carefully before investing. BISYS Fund Services serves as the Funds' distributor.

                                 Funds Reviews

                      The M.S.D.&T. Growth & Income Fund

For the six-month period ended November 30, 1998, the Growth & Income Fund re-turned 6.7% versus 7.5% for the S&P 500 Index and 3.4% for the Dow Jones In-dustrial Average(1).

The equity markets exhibited true volatility over the past six months. Howev-er, large capitalization growth stocks such as Microsoft, Intel, Wal-Mart, Merck and Cisco, out-performed the S&P 500 Index and delivered robust earnings growth in this period. The Growth & Income Fund is a blend of large-cap value and large-cap growth stocks and therefore benefited from its exposure to the large-cap growth sector. The Fund holds large-cap growth stocks in selected heath care, technology and financial companies. The Fund's top five holdings are IBM (3.8%), Pfizer (3.6%), Johnson & Johnson (3.3%), Intel (3.2%) and Philip Morris (3.1%)(2).

Looking forward, the U.S. economy continues to grow at a robust pace while showing minimal inflation. Increased equity market volatility could come with any change in corporate earnings, the inflation rate or interest rates. The Growth & Income Fund is broadly diversified in high quality companies offer-ing, in the adviser's opinion, good prospects for above average returns at ac-ceptable risk levels. The Fund continues to hold minimal cash reserves.

                       The M.S.D.&T. Equity Income Fund

The Equity Income Fund has had an impressive recovery from this autumn's de-pressed equity market price levels. For the six-month period ending November 30, 1998, the Fund produced a total return of 4.4% while the S&P 500 Index re-turned 7.5% and the Dow Jones Industrial Average returned 3.4%(1).

The Fund's best performers during the past six months were Intel (1.7%), Philip Morris (2.5%), Amoco (1.2%), Gallaher Group (1.1%), and BellSouth (1.3%)(2). Contributing to the Fund's overall results was the widespread cor-porate "urge to merge." During the past half-year, the following combinations involving the Fund's portfolio holdings were announced: Bell Atlantic and GTE (1.9%), British Petroleum (1.5%) and Amoco (1.2%), Exxon (2.2%) and Mobil (1.8%), International Paper and Union Camp (1.3%), and Tyco and AMP (2.0%). While the premiums received in these transactions are pleasing, it may reveal concerns among corporate chieftains about a significant slowing in the growth of future profit rates. Underachievers for the six months included Timken (0.7%), Schlumberger (0.9%), Halliburton (1.0%), Tupperware (0.3%), and Deere (1.3%).

The Fund remains overweighted versus the S&P 500 Index in Capital Goods, En-ergy and Utilities and significantly underweighted in Technology, Consumer Cyclicals and Consumer Services. Additions to the portfolio during the period included Deluxe (1.1%), International Flavors & Fragrances (0.7%), Media One (1.0%) and Union Planters (1.1%). Eliminated from the portfolio were American Stores, AMGEN, General Re, Rubbermaid and Southwest Airlines.

                       The M.S.D.&T. Equity Growth Fund

The past six months has been a remarkable period. Early summer could be char-acterized as Goldilock's period when everything was "just right" and equities posted strong returns. However, early autumn saw painful equity price declines caused by problems in developing economies, Russia's debt repudiation and a hedge fund's collapse. The S&P 500 Index dropped a stomach churning 22% from peak to trough. In early October, fear reigned and the equity markets seemed poised for further declines. Just when things appeared their blackest, the Federal Reserve's Chairman, Alan Greenspan, engineered the first of three in-terest rate cuts to resuscitate the markets.

Looking ahead, the adviser believes any of number of things could derail the market in 1999. First, investors may be unnerved by corporate earnings growth that seems to be decelerating. Second, market psychology may be impacted by the threat of impeachment and the possibility of a President Gore. Finally, earnings may be impacted by Year 2000 ("Y2K") software and hardware problems. At this juncture, the adviser believes Y2K's long-term effects will be modest, but will remain alert to its short-term consequences.

For the six-month period ended November 30, 1998, the Equity Growth Fund re-turned 9.4%, while the S&P 500 Index and the Dow Jones Industrial Average re-turned 7.5% and 3.4%, respectively(1). The Fund's largest sector was Computers Equipment & Software where healthy earnings growth led to strong stock perfor-mance. The adviser believes this sector continues to offer excellent long-term growth prospects. The Fund's three best price gains during the six-month pe-riod were 54% by Genzyme (0.9%), 51% from Intel (2.3%) and 50% at Cisco (1.9%)(2). The worst performers were Halliburton (0.6%) down 38%, Storage Technology (0.0%) off 17%, and Hershey Foods (1.2%) drop of 11%.

                  The M.S.D.&T. International Equity Fund(3)

Over the six months ended November 30, 1998, the International Equity Fund produced a total return of negative 5.2%. The Fund's benchmark, the MSCI All Country World ex-U.S. Index, fell 1.6% over the same period(1).

The Japanese economic picture continued to deteriorate with ongoing problems in the banking sector, weak political leadership and fears of unemployment creating a severe decline in consumer confidence. Other Pacific markets were also relatively weak during the period.

Continental European markets were down almost 3% over the six months and were characterized by extremely high levels of volatility. The general malaise throughout the global markets was the main influence on performance. U.K. stocks declined just over 1% in U.S. dollar terms as larger stocks with pre-dictable earnings led the market while cyclical stocks were poor performers.

The emerging markets were also extremely volatile during the six months. De-spite its small size, investor attention focused on the Russian market as the government announced that it would not be repaying on schedule debt owed to foreigners. Though not a great surprise, it triggered the high profile col-lapse of Long Term Capital Management, a highly leveraged hedge fund and led to problems throughout the globe.

                  The M.S.D.&T. Diversified Real Estate Fund

For the six-month period ended November 30, 1998, the Diversified Real Estate Fund returned a negative 10.7% verses a negative 11.0% for the Wilshire Real Estate Index(1). REITs have performed poorly this year after strong perfor-mances in 1996 and 1997. The strong performance of REITs in those years was linked to the rebound in the commercial real estate market from its depressed levels in the early part of the decade.

REITs represent a small market segment with a total capitalization of approxi-mately $140 billion. Since the end of February, investors have been moving capital out of REITs at a rate of $30 million per week causing negative pres-sure on share prices. Investors have been concerned about a possible supply and demand imbalance caused by increased construction levels. An oversupply would signal a downturn in real estate values. Decreases in share prices and a tightening in the credit markets have limited the ability of REITs to acquire or develop new property, thus effectively curtailing new supply.

The investment adviser believes that real estate markets have reached a state of equilibrium. REIT share prices that overcorrected due to investor concerns have yet to fully recover. As an example, some REITs have announced liquida-tions or privatizations at values above current market levels. The adviser feels that REIT stocks represent an attractive value with the added benefit of a strong dividend yield.

                   The M.S.D.&T. Limited Maturity Bond Fund

Fixed income investors enjoyed strong, if not volatile returns during the six months ended November 30, 1998. Interest rates were initially influenced by the continued economic strength in the U.S., worries of rising wages, higher inflation rates and the likelihood that the Federal Reserve would raise short-term rates in an effort to slow the breakneck speed of the domestic economy. However, by the end of the summer, investors' attention had turned to the problems surfacing in Japan, Russia and Latin America. Financial problems around the world caused investors to re-evaluate risk levels in all securi-ties, with the result being that U.S. Treasury securities became the financial markets' safe haven. Credit risk spreads widened on all non-Treasury securi-ties to levels not seen since early in the decade. Mortgage security yield spreads also widened as investors worried about a surge in homeowner refinanc-ing. The Federal Reserve fluidly changed its perspective from the domestic economy to the global financial system and, as a result, reversed its policy direction from a tightening bias to an outright easing of monetary conditions by lowering short-term rates 0.75%.

The Fund enjoyed a strong 3.9% return for the six-month period as income re-turns were augmented by a rise in the share price from $10.45 to $10.56(1). The Fund's benchmark index, the Lehman Intermediate Government/Corporate In-dex, returned 5.1% for the same period. The Index's longer maturity structure aided its total return in a declining interest rate environment.

Taking advantage of the above-described yield spread widening, the Fund in-creased its investments in corporate and mortgage securities while reducing the Treasury market exposure. Investments were made in Industrial, Electric and Gas, Finance and International sectors of the corporate markets. Invest-ments in "A" rated issuers were increased from 6% to 14% of the Fund, and ex-posure in the "BAA" portion of the investment grade market was initiated at 3% of the Fund. The government agency mortgage backed sector was increased from 5% to 12%. The average life of the portfolio was increased from 2.2 to 2.8 years over the period(2).

                     The M.S.D.&T. Total Return Bond Fund

Yields on high quality fixed income securities continued their downward trend during the six months ended November 30, 1998, providing shareholders in the Total Return Bond Fund with a 4.7% total return for the period(1). Interna-tional events such as the Russian debt default, the Japanese banking crisis and the uncertainty roiling Latin American capital markets provided U.S. Trea-sury bonds with sizable flows seeking safety. Domestically, the effective col-lapse and subsequent rescue of the hedge fund run by Long Term Capital Manage-ment added to the demand for very high quality fixed income investments. Credit risk spreads have widened resulting in all non-Treasury securities un-der performing their respective government benchmarks.

The Federal Reserve Bank reversed its bias toward higher interest rates as it broadened its perspective to a more global horizon. To ensure orderly markets worldwide, the U.S. central bank initiated a series of base rate cuts this au-tumn and provided financial markets with ample liquidity.

The Fund has been repositioned to significantly underweight its holdings in U.S. Treasury securities relative to the unmanaged benchmark, the Lehman Brothers Aggregate Bond Index. During the past three months investments have been redirected toward U.S. Government Agencies, corporate debt and mortgage-backed securities which currently offer historically attractive yield advan-tages(2). The maturity of the Fund is centered toward the intermediate-term, mostly in 2- to 10-year with the Fund having a somewhat shorter average matu-rity than the Index. The adviser's strategy is to produce a competitive income stream, recognizing that interest rates have decreased significantly during the past year and at some point may reverse direction.

                    The M.S.D.&T. Maryland Tax-Exempt Fund

The Maryland Tax-Exempt Fund's total rate of return for the six months ended November 30, 1998 was 3.3%(1). Over this time period, the Maryland municipal debt market continued to suffer from a lack of supply. This resulted in a nar-rowing of quality spreads between AAA high-grade Maryland issues and those of lesser credit quality. This benefited long-time holders of Maryland issues but made a difficult investing landscape for those having to invest at the current low rate levels. However, as a whole, Maryland bond funds managed to perform fairly well when compared to their National counterparts.

The adviser intends to maintain a duration similar to that of the unmanaged Lehman Municipal Bond Index and continue searching for diversification oppor-tunities. The overall financial outlook for the State and its various munici-palities remains quite positive. The adviser feels that the Maryland Tax-Ex-empt Bond Fund is poised to perform quite well moving forward and will con-tinue to offer extremely attractive taxable equivalent yields.

      The M.S.D.&T. Intermediate Tax-Exempt and National Tax-Exempt Funds

The total rate of return for the six months ended November 30, 1998 for the Intermediate Tax-Exempt Bond Fund was 3.3% and the National Tax-Exempt Bond Fund was 3.6%(1). Over this time period, municipal bond yields decreased but not nearly as much as U.S. Treasury bond yields. For example, 10-year AAA mu-nicipal bond yields dropped 0.29% as compared to 0.82% for the 10-year Trea-sury. Similarly, 30-year AAA municipal bond yields dropped 0.16% versus 0.72% for the 30-year Treasury. Hence, the municipal market cheapened dramatically up and down the yield curve when compared to the Treasury market reaching the absolute cheapest levels in recent memory back in early October.

A few opportunities arose in specialty states such as New York, Massachusetts and Pennsylvania based on specific supply and demand factors. Also, a number of non-callable bonds were purchased in the 5- and 10-year sector to substi-tute for callable bonds with longer maturities in the fifteen-year sector(2). The adviser remains confident that the municipal market as a whole is poised to perform quite well when compared to other fixed income asset classes moving into 1999.

(1) Total return and principal value of investments will fluctuate with market changes and shares, when redeemed, may be worth more or less than their origi-nal cost. Figures for the period indicated reflect fee waivers in effect, re-investment of dividends, distributions, and capital gains as well as changes in share price. Fee waivers may result in higher total returns than would oc-cur if full fees were charged. Past performance is not a guarantee of future results.

                                                                            Diversified
                           Growth &     Equity      Equity    International Real Estate
                          Income Fund Income Fund Growth Fund  Equity Fund     Fund
                          ----------- ----------- ----------- ------------- -----------
Total Return for the one
 year ended December 31,
 1998...................     26.20%       N/A         N/A        11.98%       -13.57%
Annualized Total Return
 for five years ended
 December 31, 1998......     20.91%       N/A         N/A         7.73%         N/A
Inception Date..........    2/28/91     3/1/98      3/1/98       7/2/93       8/1/97
Average annual total
 return since inception
 to December 31, 1998...     17.22%     10.86%      24.97%        9.48%        4.48%
                            Limited      Total     Maryland   Intermediate   National
                           Maturity     Return    Tax-Exempt   Tax-Exempt   Tax-Exempt
                           Bond Fund   Bond Fund   Bond Fund    Bond Fund    Bond Fund
                           ---------   ---------  ----------  ------------  ----------
Total Return for the one
 year ended December 31,
 1998...................      7.11%       N/A        5.56%          N/A         N/A
Annualized Total Return
 for five years ended
 December 31, 1998......      5.98%       N/A        4.71%          N/A         N/A
Inception Date..........    3/14/91     3/1/98      6/2/92       3/1/98       3/1/98
Average annual total
 return since inception
 to December 31, 1998...      6.59%      8.28%       6.22%        5.79%        6.90%

(2) Portfolio composition is subject to change.

(3) International investing is subject to certain risks, such as currency ex-change rate volatility, possible political, social or economic instability, foreign taxation and/or differences in auditing and other financial standards.

                             M.S.D.&T. Funds, Inc.
                            PRIME MONEY MARKET FUND
                            Statement of Net Assets
                               November 30, 1998
                                  (Unaudited)

                                                              Par
                                                             (000)     Value
                                                             -----     -----

CERTIFICATES OF DEPOSIT -- 18.7%
Yankee -- 18.7%
ABN AMRO N.A. Finance
 5.50%, 02/02/99..........................................  $ 7,000 $  6,997,904
 5.00%, 03/30/99..........................................   13,000   13,000,000
Bank of America
 5.02%, 04/09/99..........................................   10,000   10,000,000
 4.85%, 10/06/99..........................................   10,000   10,000,000
Bank of Montreal
 5.00%, 12/21/98..........................................   10,000   10,000,000
Candian Imperial Bank of Canada
 5.26%, 12/04/98..........................................   10,000   10,000,000
 5.07%, 04/12/99..........................................   10,000   10,000,000
Rabobank Netherlands
 5.37%, 01/15/99..........................................   10,000   10,000,000
 5.25%, 03/19/99..........................................   10,000   10,000,000
                                                                    ------------
 TOTAL CERTIFICATES OF DEPOSIT
 (Cost $89,997,904).......................................            89,997,904
                                                                    ------------
COMMERCIAL PAPER -- 48.1%
Banks -- 4.1%
SunTrust Banks, Inc.
 5.30%, 12/21/98..........................................   10,000    9,970,555
Toronto Dominion Holdings
 5.57%, 01/22/99..........................................   10,000   10,000,000
                                                                    ------------
                                                                      19,970,555
                                                                    ------------
Beverages -- 4.1%
Coca-Cola Co., Inc.
 5.00%, 02/01/99..........................................   10,000    9,913,889
 5.00%, 02/09/99..........................................   10,000    9,902,778
                                                                    ------------
                                                                      19,816,667
                                                                    ------------
Chemicals -- 6.6%
Abbott Labs
 4.80%, 12/10/98..........................................   12,032   12,017,562
E.I. duPont deNemours & Co.
 5.17%, 12/09/98..........................................   10,000    9,988,511
 5.14%, 12/22/98..........................................   10,000    9,970,017
                                                                    ------------
                                                                      31,976,090
                                                                    ------------
Diversified -- 4.1%
Minnesota Mining and Manufacturing
 4.80%, 12/23/98..........................................   20,000   19,941,333
                                                                    ------------

                                                              Par
                                                             (000)     Value
                                                             -----     -----

COMMERCIAL PAPER -- Continued
Finance -- 21.5%
Amoco Corp.
 5.08%, 01/19/99..........................................  $ 5,800 $  5,759,896
 5.05%, 01/21/99..........................................    5,000    4,964,229
Associates Corp. N.A.
 5.17%, 02/08/99..........................................   15,000   14,851,362
Centric Capital Corp.
 5.25%***, 02/03/99.......................................   10,000    9,906,667
 5.22%, 02/22/99..........................................   12,000   11,855,580
General Electric Capital Corp.
 5.23%, 02/12/99..........................................   11,000   10,883,342
 4.88%, 02/16/99..........................................   10,000    9,895,622
Merrill Lynch & Co.
 5.06%, 04/16/99..........................................   11,000   10,789,729
Norwest Financial Inc.
 4.85%, 02/24/99..........................................    5,000    4,942,743
UBS Financial Inc.
 5.135%, 02/05/99.........................................   20,000   19,811,717
                                                                    ------------
                                                                     103,660,887
                                                                    ------------
Telecommunications -- 4.1%
BellSouth Corp.
 4.98%, 12/02/98..........................................   20,000   19,997,233
                                                                    ------------
Utilities -- Electric -- 3.5%
TECO Finance Corp.***
 5.05%, 12/17/98..........................................    5,000    4,988,778
 5.00%, 01/28/99..........................................   12,000   11,903,333
                                                                    ------------
                                                                      16,892,111
                                                                    ------------
 TOTAL COMMERCIAL PAPER
 (Cost $232,254,876)......................................           232,254,876
                                                                    ------------
CORPORATE BONDS -- 11.2%
Financial Services--11.2%
Associates Corp. N.A.
 7.50%, 05/15/99..........................................    3,000    3,022,971
First Chicago Corp.
 9.875%, 07/01/99.........................................    4,000    4,092,452
First National Bank of Chicago
 5.570%, 01/25/99.........................................   10,000   10,000,000
Goldman Sachs, FRN**
 5.655%, 12/02/98.........................................   10,000   10,004,360
J.P. Morgan & Co., Inc., FRN**
 5.173%, 12/30/98.........................................   12,000   11,995,819

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            PRIME MONEY MARKET FUND
                     Statement of Net Assets -- Concluded
                               November 30, 1998
                                  (Unaudited)

                                                            Par
                                                           (000)     Value
                                                           -----     -----

CORPORATE BONDS -- Continued
Merrill Lynch, FRN**
 5.17%, 12/30/98........................................  $10,000 $ 10,000,000
Norwest Financial Inc.
 6.25%, 03/15/99........................................    5,000    5,010,066
                                                                  ------------
 TOTAL CORPORATE BONDS
 (Cost $54,125,668).....................................            54,125,668
                                                                  ------------
REPURCHASE AGREEMENTS -- 22.1%
Goldman Sachs & Co.
 (Agreement dated 11/30/98 to be repurchased at
  $25,003,576.39 collateralized by $20,355,000 (Value
  $25,599,731.25) U.S. Treasury Notes, 10.75%, due
  02/15/03) 5.15%, 12/01/98.............................   25,000   25,000,000
Merrill Lynch Government Securities, Inc.
 (Agreement dated 11/30/98 to be repurchased at
  $11,368,641.9 collateralized by $7,600,000 (Value
  $11,650,785.57) U.S. Treasury Notes, 9.875%, due
  11/15/15) 5.20%, 12/01/98.............................   11,367   11,367,000
Morgan Stanley & Co., Inc.
 (Agreement dated 11/30/98 to be repurchased at
  $25,003,555.56 collateralized by $24,885,000 (Value
  $25,512,946.68) U.S. Treasury Bills, 5.75%, due
  10/31/00) 5.12%, 12/01/98.............................   25,000   25,000,000
NationsBanc Montgomery Securities LLC
 (Agreement dated 11/30/98 to be repurchased at
  $45,006,437.50 collateralized by $43,310,000 (Value
  $45,996,573.44) U.S. Treasury Notes, 5.75%, due
  08/15/03) 5.15%, 12/01/98.............................   45,000   45,000,000
                                                                  ------------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $106,367,000)....................................           106,367,000
                                                                  ------------

                                              Value
                                              -----

TOTAL INVESTMENTS IN SECURITIES -- 100.1%
 (Cost $482,745,448*).......... $482,745,448
LIABILITIES IN EXCESS OF OTHER
 ASSETS -- (0.1)%..............     (287,515)
                                ------------
NET ASSETS -- 100.0%
 (equivalent to $1.00 per share
 based on 482,563,629 shares
 outstanding).................. $482,457,933
                                ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($482,457,933 / 482,563,629)..        $1.00
                                       =====

--------
  * Aggregate cost for Federal income tax purposes.
 ** The rate shown is as of November 30, 1998 and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount can be recovered through demand.
*** Security was purchased pursuant to Section 4(2) of the Securities Act of
    1933 and may be resold only to qualified buyers.
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          GOVERNMENT MONEY MARKET FUND
                            Statement of Net Assets
                               November 30, 1998
                                  (Unaudited)

                                                         Par
                                                        (000)     Value
                                                        -----     -----

AGENCY OBLIGATIONS -- 75.4%
Federal Farm Credit Bank -- 12.0%
Notes
 5.48%, 12/01/98...................................... $15,000 $ 15,000,000
 4.85%, 02/01/99......................................  15,000   15,000,000
 5.48%, 03/01/99......................................   5,000    5,000,000
 4.90%, 03/01/99......................................  15,000   15,000,000
                                                               ------------
                                                                 50,000,000
                                                               ------------
Federal Home Loan Bank -- 16.8%
Discount Notes
 4.77%, 01/20/99......................................  10,000    9,933,750
Floating Rate Notes**
 4.98%, 12/07/98......................................  15,500   15,496,080
 4.83%, 12/30/98......................................  10,000    9,998,438
 4.95%, 04/01/99......................................  10,000    9,997,845
Notes
 5.435%, 02/02/99.....................................   5,000    4,999,259
 4.82%, 03/09/99......................................  20,000   19,737,578
                                                               ------------
                                                                 70,162,950
                                                               ------------
Federal Home Loan Mortgage Corp. -- 23.8%
Discount Notes
 5.27%, 01/06/99......................................   8,000    7,957,840
 5.22%, 02/03/99......................................  10,000    9,907,200
 5.17%, 02/12/99......................................  10,000    9,895,164
 4.68%, 02/24/99......................................  10,000    9,889,500
 4.59%, 03/26/99......................................  10,000    9,853,375
 4.92%, 03/29/99......................................  12,000   11,806,480
Floating Rate Notes**
 4.86%, 12/30/98......................................  15,000   14,996,581
Notes
 4.98%, 02/05/99......................................  10,000    9,908,700
 4.92%, 02/09/99......................................  10,000    9,908,806
 5.544%, 08/13/99.....................................   5,000    5,027,556
                                                               ------------
                                                                 99,151,202
                                                               ------------
Federal National Mortgage Association -- 22.8%
Discount Notes
 5.38%, 12/14/98......................................  12,000   11,976,687
 4.70%, 02/01/99......................................  10,000    9,919,056
 5.14%, 02/26/99......................................  10,000    9,875,783
 4.83%, 04/01/99......................................  10,000    9,837,658
 4.75%, 04/15/99......................................  12,000   11,786,250

                                                            Par
                                                           (000)     Value
                                                           -----     -----

AGENCY OBLIGATIONS -- Continued
Federal National Mortgage Association -- Continued
Floating Rate Notes**
 4.96%, 12/07/98........................................  $15,000 $ 14,997,843
Notes
 5.08%, 02/16/99........................................   27,000   26,711,250
                                                                  ------------
                                                                    95,104,527
                                                                  ------------
 TOTAL AGENCY OBLIGATIONS
 (Cost $314,418,679)....................................           314,418,679
                                                                  ------------
REPURCHASE AGREEMENTS -- 28.4%
Merrill Lynch Government Securities, Inc.
 (Agreement dated 11/30/98 to be repurchased at
  $33,561,647 collateralized by $32,795,000 (Value
  $34,233,346) U.S. Treasury Notes, 5.25%, due 8/15/03)
  5.20%, 12/01/98.......................................   33,557   33,557,000
Morgan Stanley & Co., Inc.
 (Agreement dated 11/30/98 to be repurchased at
  $35,004,978 collateralized by $34,080,000 (Value
  $35,731,544 U.S. Treasury Notes, 6.25%, due 10/31/01)
  5.12%, 12/01/98.......................................   35,000   35,000,000
NationsBanc Montgomery Securities LLC
 (Agreement dated 11/30/98 to be repurchased at
  $50,007,153 collateralized by $48,120,000 (Value
  $51,104,944) U.S. Treasury Notes, 5.75%, due 8/15/03)
  5.15%, 12/01/98.......................................   50,000   50,000,000
                                                                  ------------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $118,557,000)....................................           118,557,000
                                                                  ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          GOVERNMENT MONEY MARKET FUND
                      Statement of Net Assets -- Concluded
                               November 30, 1998
                                  (Unaudited)

                     Par
                    (000)          Value
                    -----          -----

TOTAL INVESTMENTS IN SECURITIES -- 103.8%
 (Cost $432,975,679*).......... $432,975,679
LIABILITIES IN EXCESS OF OTHER
 ASSETS -- (3.8)%..............  (15,877,533)
                                ------------
NET ASSETS -- 100.0%
 (equivalent to $1.00 per share
 based on 417,224,352 shares
 outstanding).................. $417,098,146
                                ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($417,098,146 / 417,224,352)..        $1.00
                                       =====

--------
* Aggregate cost for Federal income tax purposes.
** The rate shown is as of November 30, 1998 and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount can be recovered through demand.
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          TAX-EXEMPT MONEY MARKET FUND
                            Statement of Net Assets
                               November 30, 1998
                                  (Unaudited)

                                                            Par
                                                           (000)      Value
                                                           -----   -----------

DISTRICT OF COLUMBIA -- 1.2%
Howard University, RB, ETM
 6.80%, 10/01/99......................................... $  1,000 $ 1,030,322
                                                                   -----------
FLORIDA -- 6.3%
Jacksonville Electric Authority, TECP, LA: Morgan
 Guaranty Trust Co. NY
 3.55%, 12/14/98.........................................    2,000   2,000,000
Volusia County Health Facilities, VRDN, Aces-Pooled
 Hospital Learning Program, SPA: SunTrust Bank, INS:
 FGIC**
 3.15%, 12/07/98.........................................    3,600   3,600,000
                                                                   -----------
                                                                     5,600,000
                                                                   -----------
ILLINOIS -- 8.5%
Bedford Park, VRDN, Environmental Revenue, Minnesota
 Mining & Manufacturing
 3.40%, 12/07/98.........................................      500     500,000
Illinois Educational Facilities, VRDN, Northwestern
 University, LIC: Northern Trust Co.**
 3.15%, 12/07/98.........................................    3,000   3,000,000
 3.05%, 03/11/99.........................................    4,010   4,010,000
                                                                   -----------
                                                                     7,510,000
                                                                   -----------
KENTUCKY -- 4.7%
Jefferson County, TECP, PCR, Louisville Gas & Electric
 3.10%, 01/21/99.........................................    1,500   1,500,000
Trimble County, TECP, PCR, Louisville Gas & Electric
 3.10%, 01/29/99.........................................    2,650   2,650,000
                                                                   -----------
                                                                     4,150,000
                                                                   -----------
LOUISIANA -- 5.3%
Plaquemine Parish Port & Harbor Terminal District, TECP,
 TECO Energy, Inc.
 3.00%, 02/24/99.........................................    3,500   3,500,000
St. Charles Parish, VDRN, PCRB, Shell Oil Co. Project**
 3.30%, 12/01/98.........................................    1,200   1,200,000
                                                                   -----------
                                                                     4,700,000
                                                                   -----------

                                                             Par
                                                            (000)      Value
                                                            -----      -----

MICHIGAN -- 4.6%
University of Michigan, VRDN, Hospital Revenue**
 3.35%, 12/01/98.........................................  $  2,100 $ 2,100,000
 3.35%, 12/01/98.........................................     2,000   2,000,000
                                                                    -----------
                                                                      4,100,000
                                                                    -----------
MINNESOTA -- 4.5%
Minneapolis, GO, Special School District
 3.15%, 12/07/98.........................................     4,000   4,000,000
                                                                    -----------
MISSISSIPPI -- 1.1%
Jackson County, VRDN, Port Facilities, Chevron USA Inc.**
 3.30%, 12/01/98.........................................     1,000   1,000,000
                                                                    -----------
MISSOURI -- 2.0%
Missouri State Health & Educational Facilities, VRDN,
 Washington University Project, SPA: Morgan Guaranty
 Trust Co. NY**
 3.15%, 12/07/98.........................................     1,750   1,750,000
                                                                    -----------
NEW JERSEY -- 1.1%
New Jersey State Transportation, RB, ETM, Transportations
 Systems
 5.00%, 12/15/98.........................................     1,000   1,000,542
                                                                    -----------
NORTH CAROLINA -- 10.5%
City of Durham, VRDN, COP, SPA: Wachovia Bank N.A.**
 3.15%, 12/07/98.........................................     2,800   2,800,000
City of Winston-Salem, VRDN, COP, SPA: Wachovia Bank
 N.A.**
 3.15%, 12/07/98.........................................     2,200   2,200,000
 3.15%, 12/07/98.........................................       800     800,000
North Carolina Eastern Municipal Power Agency, TECP, LOC:
 Candian Imperial Bank
 3.00%, 02/17/99.........................................     2,500   2,500,000
North Carolina Educational Facilities, VRDN, SPA:
 Wachovia Bank N.A., Wake Forest University Project**
 3.15%, 12/07/98.........................................     1,000   1,000,000
                                                                    -----------
                                                                      9,300,000
                                                                    -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          TAX-EXEMPT MONEY MARKET FUND
                      Statement of Net Assets -- Continued
                               November 30, 1998
                                  (Unaudited)

                                                             Par
                                                            (000)      Value
                                                            -----      -----

OHIO -- 8.1%
Cuyahoga County, VRDN, Hospital Revenue, Cleveland
 Clinic**
 3.30%, 12/01/98.........................................  $  1,900 $ 1,900,000
 3.15%, 12/07/98.........................................     1,500   1,500,000
Warren County Health Care, VRDN, Otterbein Homes, LOC:
 Fifth Third Bank**
 3.40%, 12/07/98.........................................     3,800   3,800,000
                                                                    -----------
                                                                      7,200,000
                                                                    -----------
OREGON -- 1.8%
State of Oregon, GO, VRDN, Veterans Welfare Board, LOC:
 Morgan Guaranty Trust Co. NY**
 3.15%, 12/07/98.........................................     1,600   1,600,000
                                                                    -----------
SOUTH CAROLINA -- 3.7%
York County, PCR, TECP, Duke Power Project
 3.15%, 12/09/98.........................................     3,300   3,300,000
                                                                    -----------
TEXAS -- 22.0%
City of Austin, TECP, LOC: Morgan Guaranty Trust Co. NY
 3.55%, 01/22/99.........................................     1,150   1,150,000
City of Beaumont, GO, FGIC
 4.75%, 03/01/99.........................................     4,345   4,361,411
Gulf Coast Waste Disposal Authority, PCR, VRDN, Exxon
 Project**
 3.30%, 12/01/98.........................................     2,500   2,500,000
Harris County, Health Facilities Development, VRDN, St.
 Luke's Episcopal Hospital Project, SPA: Morgan Guaranty
 Trust Co. NY**
 3.25%, 12/01/98.........................................     4,000   4,000,000
San Antonio Electric & Gas, RB
 7.00%, 02/01/99.........................................     1,500   1,508,572
State of Texas, GO, TECP
 3.20%, 01/12/99.........................................     4,000   4,000,000
State of Texas, Multi-Modal Water Development, VRDN, SPA:
 Canadian Imperial Bank
 3.30%, 12/01/98.........................................     2,000   2,000,000
                                                                    -----------
                                                                     19,519,983
                                                                    -----------

                                                              Par
                                                             (000)      Value
                                                             -----      -----

UTAH -- 4.3%
Intermountain Power Agency Utah Power, TECP, LOC: Bank of
 America
 3.35%, 01/13/99..........................................  $  3,800 $ 3,800,000
                                                                     -----------
VIRGINIA -- 1.7%
Henrico County, Virginia State Public School Authority,
 Prefunded @ 101
 6.75%, 01/15/99..........................................     1,500   1,520,760
                                                                     -----------
WASHINGTON -- 2.4%
Washington State Higher Education Facilities, Prefunded @
 100, Seattle University Project
 7.35%, 11/01/99..........................................     2,000   2,078,993
                                                                     -----------
WISCONSIN -- 2.3%
State of Wisconsin, GO,
 Prefunded @ 101
 6.50%, 04/30/99..........................................     2,000   2,042,234
                                                                     -----------
WYOMING -- 3.4%
Sweetwater County, TECP, PacificCorp, LOC: UBS AG
 3.25%, 12/08/98..........................................     3,000   3,000,000
                                                                     -----------
 TOTAL MUNICIPAL BONDS
 (Cost $88,202,834).......................................            88,202,834
                                                                     -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          TAX-EXEMPT MONEY MARKET FUND
                      Statement of Net Assets -- Concluded
                               November 30, 1998
                                  (Unaudited)

                                                           Number of
                                                            Shares      Value
                                                           ---------    -----

 INVESTMENT COMPANIES -- 0.3%
 Goldman Sachs Financial Square Tax-Free Money Market
  Fund...................................................   281,402  $   281,402
 Municipal Fund for Temporary Investments -- MuniFund....    10,942       10,942
                                                                     -----------
  TOTAL INVESTMENT COMPANIES
  (Cost $292,344)........................................                292,344
                                                                     -----------
  TOTAL INVESTMENTS IN SECURITIES -- 99.8%
  (Cost $88,495,178*)...............................................  88,495,178
  OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%.....................     191,707
                                                                     -----------
  NET ASSETS -- 100%
  (equivalent to $1.00 per share based on 88,694,686 shares
   outstanding)..................................................... $88,686,885
                                                                     ===========
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($88,686,885 /  88,694,686).......................................       $1.00
                                                                           =====

--------
 * Aggregate cost for Federal income tax purposes.
** The rate shown is as of November 30, 1998 and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount can be recovered through demand.
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      TAX-EXEMPT MONEY MARKET FUND (TRUST)
                            Statement of Net Assets
                               November 30, 1998
                                  (Unaudited)

                                                             Par
                                                            (000)      Value
                                                            -----      -----

ALASKA -- 1.5%
Alaska Marine, VRDN, Exxon Corp., Valdez Project**
 3.30%, 12/01/98.........................................  $  1,000 $ 1,000,000
                                                                    -----------
FLORIDA -- 3.1%
Volusia County Health Facilities, VRDN, FGIC, Aces-Pooled
 Hospital Learning Program, SPA: SunTrust Bank**
 3.15%, 12/07/98.........................................     2,000   2,000,000
                                                                    -----------
GEORGIA -- 4.6%
Burke County Development Authority, PCR, VRDN, Georgia
 Power Co. PLT Bowen Project**
 3.35%, 12/01/98.........................................     2,500   2,500,000
Downtown Savannah Authority, RB, Chatham County House
 Renovation Improvement, Prerefunded @ 102
 6.75%, 01/01/99.........................................       500     511,286
                                                                    -----------
                                                                      3,011,286
                                                                    -----------
ILLINOIS -- 9.1%
Illinois Development Finance Authority, VRDN, RB, PCR,
 Amoco Oil Co. Project**
 3.30%, 12/01/98.........................................     1,200   1,200,000
Illinois Educational Facilities, VRDN, Northwestern
 University, LIC: Northern Trust Co.**
 3.15%, 12/07/98.........................................     2,700   2,700,000
Illinois Health Facilities Authority, TECP, St. Luke's
 Medical Center, LOC: Northern Trust
 3.25%, 01/08/99.........................................     2,100   2,100,000
                                                                    -----------
                                                                      6,000,000
                                                                    -----------
KENTUCKY -- 0.8%
Jefferson County, PCR, TECP, Louisville Gas & Electric
 3.10%, 01/29/99.........................................       500     500,000
                                                                    -----------

                                                             Par
                                                            (000)      Value
                                                            -----      -----

LOUISIANA -- 4.1%
Plaquemine Parish Port & Harbor Terminal District, TECP,
 TECO Energy, Inc.
 3.45%, 01/13/99.........................................  $  2,700 $ 2,700,000
                                                                    -----------
MARYLAND -- 4.5%
Harford County Maryland, GO, CPI
 4.40%, 12/01/98.........................................     1,920   1,920,000
Maryland Department of Transportation, RB, Prerefunded
 @ 102
 6.80%, 11/01/99.........................................     1,000   1,054,028
                                                                    -----------
                                                                      2,974,028
                                                                    -----------
MICHIGAN -- 3.8%
University of Michigan, VRDN, Hospital Revenue**
 3.35%, 12/01/98.........................................     2,520   2,520,000
                                                                    -----------
MINNESOTA -- 3.1%
University of Minneapolis, VRDN, Gateway Project, SPA:
 Norwest Bank**
 3.15%, 12/07/98.........................................     2,000   2,000,000
                                                                    -----------
MISSISSIPPI -- 1.7%
Harrison County, VRDN, PCRB, E.I. duPont de Nemours &
 Co.**
 3.35%, 12/01/98.........................................     1,100   1,100,000
                                                                    -----------
MISSOURI -- 2.9%
Boone County Missouri, VDRN, PCR, GTD Minnesota Mining &
 Manufacturing Project**
 3.40%, 12/07/98.........................................       500     500,000
Missouri State Health & Educational Facilities, VRDN,
 Washington University Project, SPA: Morgan Guaranty
 Trust**
 3.15%, 12/07/98.........................................     1,440   1,440,000
                                                                    -----------
                                                                      1,940,000
                                                                    -----------
NEW JERSEY -- 1.5%
New Jersey State Transportation, RB, ETM, Transportations
 Systems
 5.00%, 12/15/98.........................................     1,000   1,000,541
                                                                    -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      TAX-EXEMPT MONEY MARKET FUND (TRUST)
                      Statement of Net Assets -- Continued
                               November 30, 1998
                                  (Unaudited)

                                                             Par
                                                            (000)      Value
                                                            -----      -----

NORTH CAROLINA -- 9.4%
City of Durham, VRDN, COP, SPA: Wachovia Bank of North
 Carolina**
 3.15%, 12/07/98.........................................  $  2,200 $ 2,200,000
North Carolina Eastern Municipal Power Agency, TECP, LOC:
 Candian Imperial Bank
 3.55%, 12/10/98.........................................     2,500   2,500,000
North Carolina Educational Facilities, VRDN, SPA:
 Wachovia Bank N.A., Wake Forest University Project**
 3.15%, 12/07/98.........................................     1,500   1,500,000
                                                                    -----------
                                                                      6,200,000
                                                                    -----------
OHIO -- 5.3%
Cuyahoga County, VRDN, Hospital Revenue, Cleveland
 Clinic**
 3.15%, 12/07/98.........................................     1,500   1,500,000
Warren County Health Care, VRDN, Otterbein Homes, LOC:
 Fifth Third Bank**
 3.40%, 12/07/98.........................................     2,000   2,000,000
                                                                    -----------
                                                                      3,500,000
                                                                    -----------
OREGON -- 1.5%
Oregon State, GO, VRDN, Veterans Welfare Board, LOC:
 Morgan Guaranty Trust Co.**
 3.15%, 12/07/98.........................................     1,000   1,000,000
                                                                    -----------
PENNSYLVANIA -- 3.3%
Delaware County, IDA, VRDN, General Electric Capital
 Corp.**
 3.15%, 12/07/98.........................................     2,200   2,200,000
                                                                    -----------
SOUTH CAROLINA -- 2.3%
York County, PCR, TECP, Duke Power Co. Project
 3.15%, 12/09/98.........................................     1,500   1,500,000
                                                                    -----------
TENNESSEE -- 1.7%
Tennessee State, VRDN, BAN, SPA: Tennessee State
 Retirement System**
 3.15%, 12/07/98.........................................     1,100   1,100,000
                                                                    -----------

                                                             Par
                                                            (000)      Value
                                                            -----      -----

TEXAS -- 17.0%
City of Beaumont, GO, FGIC
 4.75%, 03/01/99.........................................  $  1,300 $ 1,305,472
Corpus Christi, GO, Independent School District,
 5.00%, 08/13/99.........................................     1,875   1,899,840
Harris County, Health Facilities Development, VRDN,
 Methodist Hospital, SPA: Morgan Guaranty Trust Co.**
 3.30%, 12/01/98.........................................     1,000   1,000,000
Harris County, Health Facilities Development, VRDN, St.
 Luke's Episcopal Hospital Project, SPA: Morgan Guaranty
 Trust Co.**
 3.25%, 12/01/98.........................................     1,300   1,300,000
North Central Texas Health Facilities Development, VRDN,
 Presbyterian Medical Center, SPA: Bankamerica**
 3.25%, 12/01/98.........................................     2,700   2,700,000
State of Texas, GO, TECP
 3.20%, 01/12/99.........................................     1,000   1,000,000
State of Texas, Multi-Modal Water Development, VRDN, SPA:
 Canadian Imperial Bank**
 3.30%, 12/01/98.........................................     2,000   2,000,000
                                                                    -----------
                                                                     11,205,312
                                                                    -----------
UTAH -- 3.6%
Intermountain Power Agency Utah Power, TECP, LOC: Bank of
 America
 3.35%, 01/13/99.........................................     2,400   2,400,000
                                                                    -----------
WASHINGTON -- 3.5%
Washington State Higher Education Facilities, Prefunded @
 100, Seattle University Project
 7.35%, 11/01/99.........................................     2,185   2,271,300
                                                                    -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                     TAX-EXEMPT MONEY MARKET FUND (TRUST)
                     Statement of Net Assets -- Concluded
                               November 30, 1998
                                  (Unaudited)

                                                              Par
                                                             (000)      Value
                                                             -----      -----

WISCONSIN -- 3.9%
State of Wisconsin, GO, ETM, Prerefunded @ 101
 6.40%, 05/01/99..........................................  $  1,500 $ 1,535,010
State of Wisconsin, GO, Prerefunded @ 101
 6.50%, 05/01/99..........................................     1,000   1,021,117
                                                                     -----------
                                                                       2,556,127
                                                                     -----------
WYOMING -- 5.8%
Lincoln County, VRDN, PCRB, Exxon Corp. Project**
 3.30%, 12/01/98..........................................     1,300   1,300,000
Sweetwater County, TECP, PacificCorp, LOC: UBS AG
 3.00%, 01/13/99..........................................     2,500   2,500,000
                                                                     -----------
                                                                       3,800,000
                                                                     -----------
 TOTAL MUNICIPAL BONDS
 (Cost $64,478,594).......................................            64,478,594
                                                                     -----------

                                                           Number of
                                                            Shares      Value
                                                           ---------    -----
INVESTMENT COMPANIES -- 1.7%
Goldman Sachs Financial Square Tax-Free Money Market
 Fund....................................................   304,453  $   304,453
Municipal Fund for Temporary Investments -- MuniFund.....   814,858      814,858
                                                                     -----------
 TOTAL INVESTMENT COMPANIES
 (Cost $1,119,311).......................................              1,119,311
                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES -- 99.7%
 (Cost $65,597,905*).....................................             65,597,905
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%.......................     166,255
                                                                     -----------
NET ASSETS -- 100.0%
 (equivalent to $1.00 per share based on 65,765,307 shares
 outstanding)....................................................... $65,764,160
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($65,764,160/65,765,307)...........................................       $1.00
                                                                           =====

--------
 * Aggregate cost for Federal income tax purposes.
** The rate shown is as of November 30, 1998 and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount can be recovered through demand.
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              GROWTH & INCOME FUND
                            Statement of Net Assets
                               November 30, 1998
                                  (Unaudited)

                                                         Number of
                                                          Shares      Value
                                                         ---------    -----

COMMON STOCK -- 98.5%
Airlines -- 2.3%
 Southwest Airlines Co. ................................  421,800  $  9,068,700
                                                                   ------------
Banks -- 5.6%
 Comerica Inc. .........................................   14,400       928,800
 J.P. Morgan & Co. .....................................   60,400     6,455,250
 Regions Financial Corp. ...............................  198,500     7,691,875
 SunTrust Banks Inc. ...................................   60,000     4,188,750
 Union Planters Corp. ..................................   57,000     2,714,625
                                                                   ------------
                                                                     21,979,300
                                                                   ------------
Beverages -- 1.8%
 Pepsico Inc. ..........................................  183,200     7,087,550
                                                                   ------------
Chemicals -- 4.5%
 Air Products & Chemicals Inc. .........................   99,800     3,804,875
 E.I. duPont deNemours & Co. ...........................  114,300     6,715,125
 RPM Inc. ..............................................  422,250     6,914,344
                                                                   ------------
                                                                     17,434,344
                                                                   ------------
Computer Equipment -- 6.0%
 Hewlett-Packard Co. ...................................  138,200     8,672,050
 I B M..................................................   88,600    14,619,000
                                                                   ------------
                                                                     23,291,050
                                                                   ------------
Computer Software -- 3.2%
 Cisco Systems Inc.* ...................................  127,200     9,587,700
 Microsoft*.............................................   22,800     2,781,600
                                                                   ------------
                                                                     12,369,300
                                                                   ------------
Consumer Goods -- 7.3%
 Colgate-Palmolive Co. .................................   90,900     7,783,313
 Gillette Co. ..........................................   80,000     3,675,000
 Newell Co. ............................................  110,000     4,867,500
 Procter & Gamble Co. ..................................   76,100     6,668,262
 Unilever NV............................................   69,100     5,342,294
                                                                   ------------
                                                                     28,336,369
                                                                   ------------
Electrical Equipment -- 2.9%
 General Electric Co. ..................................  124,250    11,244,625
                                                                   ------------

                                                         Number of
                                                          Shares      Value
                                                         ---------    -----

COMMON STOCK -- Continued
Electronics -- 6.8%
 Amp, Inc. .............................................  133,223  $  6,444,663
 Intel Corp. ...........................................  115,800    12,462,975
 Motorola, Inc. ........................................  128,600     7,973,200
                                                                   ------------
                                                                     26,880,838
                                                                   ------------
Financial Services -- 0.2%
 Federal Home Loan Mortgage Corp. ......................   15,000       907,500
                                                                   ------------
Foods -- 6.7%
 Bestfoods..............................................   68,400     3,975,750
 ConAgra Inc. ..........................................  150,900     4,743,919
 Kellogg Co. ...........................................  136,300     4,991,987
 McCormick & Co., Inc. .................................  100,600     3,357,525
 Nestle Registered ADR..................................   86,900     9,055,397
                                                                   ------------
                                                                     26,124,578
                                                                   ------------
Industrial Goods -- 1.5%
 Corning Inc. ..........................................  141,700     5,685,712
                                                                   ------------
Insurance -- 5.9%
 Chubb Corp. ...........................................   87,500     6,130,469
 General RE Corp. ......................................   22,350     5,218,725
 Jefferson Pilot Corp. .................................  167,650    11,442,112
 Unum Corp. ............................................    7,000       377,125
                                                                   ------------
                                                                     23,168,431
                                                                   ------------
Machinery & Heavy Equipment -- 5.6%
 Caterpillar, Inc. .....................................  160,000     7,910,000
 Deere & Co. ...........................................  172,200     6,016,237
 Illinois Tool Works, Inc. .............................  121,120     7,698,690
                                                                   ------------
                                                                     21,624,927
                                                                   ------------
Medical Instruments & Supplies -- 3.3%
 Johnson & Johnson......................................  158,500    12,878,125
                                                                   ------------
Office Equipment -- 1.3%
 Pitney Bowes Inc. .....................................   88,700     4,967,200
                                                                   ------------
Oil Equipment & Services -- 1.9%
 Halliburton Co. .......................................   84,572     2,484,302
 Schlumberger Ltd. ADR..................................  112,300     5,018,406
                                                                   ------------
                                                                      7,502,708
                                                                   ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             GROWTH & INCOME FUND
                     Statement of Net Assets -- Concluded
                               November 30, 1998
                                  (Unaudited)

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK -- Continued
Petroleum -- 3.6%
 Chevron Corp. .........................................    78,100  $  6,531,112
 Exxon Corp. ...........................................    40,000     3,002,500
 Mobil Corp. ...........................................    53,100     4,576,556
                                                                    ------------
                                                                      14,110,168
                                                                    ------------
Paper Products -- 0.2%
 Union Camp Corp. ......................................    14,000       905,625
                                                                    ------------
Pharmaceuticals -- 14.6%
 Abbott Laboratories....................................   139,400     6,691,200
 American Home Products Corp. ..........................    70,000     3,727,500
 Amgen Inc.*............................................    85,600     6,441,400
 Bristol-Myers Squibb Co. ..............................    96,900    11,876,306
 Merck & Co., Inc. .....................................    37,600     5,823,300
 Pfizer Inc. ...........................................   126,380    14,107,168
 Schering Plough Corp. .................................    77,900     8,286,613
                                                                    ------------
                                                                      56,953,487
                                                                    ------------
Retail Department Stores -- 4.3%
 May Department Stores Co. .............................   113,800     6,863,563
 Nordstrom Inc. ........................................    58,700     2,186,575
 Wal-Mart Stores, Inc. .................................   104,200     7,847,563
                                                                    ------------
                                                                      16,897,701
                                                                    ------------
Telecommunications -- 4.3%
 BellSouth Corp. .......................................    27,000     2,355,750
 Ericsson (LM) Tel--ADR.................................   146,300     4,041,538
 Lucent Technologies Inc. ..............................   121,236    10,433,873
                                                                    ------------
                                                                      16,831,161
                                                                    ------------
Tobacco -- 3.0%
 Philip Morris Inc. ....................................   212,820    11,904,619
                                                                    ------------
Utilities-Telephone -- 1.7%
 MCI WorldCom Inc.*.....................................   113,097     6,672,723
                                                                    ------------
 TOTAL COMMON STOCK
 (Cost $224,774,647)....................................             384,826,741
                                                                    ------------

                                 Par
                                (000)     Value
                                -----     -----

COMMON STOCK -- Continued
REPURCHASE AGREEMENT -- 1.4%
Morgan Stanley & Co., Inc.
 (Agreement dated 11/30/98
  to be repurchased at
  $5,361,717.78,
  collateralized by
  $4,165,000 (Value
  $5,477,295.00) U.S.
  Treasury Notes, 11.875%,
  due 11/15/03) 5.12%,
  12/01/98..................   $ 5,361 $  5,361,000
                                       ------------
 TOTAL REPURCHASE AGREEMENT
 (Cost $5,361,000)..........              5,361,000
                                       ------------
TOTAL INVESTMENTS IN
 SECURITIES -- 99.9%
 (Cost $230,135,647**)......            390,187,741
OTHER ASSETS IN EXCESS OF
 LIABILITIES -- 0.1%........                299,229
                                       ------------
NET ASSETS -- 100.0%
 (equivalent to $22.73 per
  share based on 17,175,756
  shares outstanding).......           $390,486,970
                                       ============
NET ASSET VALUE, OFFERING
 AND REDEMPTION PRICE PER
 SHARE
 ($390,486,970 / 17,175,756)...              $22.73
                                             ======

--------
 * Non-income producing securities.
** Cost for Federal income tax purposes is $230,320,653. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

    Excess of value over tax cost................................ $164,025,414
    Excess of tax cost over value................................ $ (4,158,326)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                               EQUITY INCOME FUND
                            Statement of Net Assets
                               November 30, 1998
                                  (Unaudited)

                                                         Number of
                                                          Shares      Value
                                                         ---------    -----

COMMON STOCK -- 94.7%
Aerospace -- 5.2%
 Boeing Corp. ..........................................  130,000  $  5,281,250
 Kaman Corp.............................................  129,406     2,102,848
 Raytheon Co -- Class B.................................   44,300     2,453,112
 United Technologies....................................   59,446     6,371,868
                                                                   ------------
                                                                     16,209,078
                                                                   ------------
Banking -- 4.6%
 First Union Corp. N.C. ................................   76,140     4,625,505
 J. P. Morgan & Co......................................   32,306     3,452,704
 Regions Financial Corp. ...............................   72,300     2,801,625
 Union Planters Corp....................................   72,000     3,429,000
                                                                   ------------
                                                                     14,308,834
                                                                   ------------
Beverages -- 1.0%
 Pepsico Inc............................................   84,000     3,249,750
                                                                   ------------
Chemicals -- 1.9%
 E.I. duPont deNemours & Co.............................  100,562     5,908,018
                                                                   ------------
Computer Equipment & Software -- 1.9%
 Electronic Data Services Corp. ........................  109,900     4,286,100
 Gateway 2000, Inc.*....................................   30,300     1,700,588
                                                                   ------------
                                                                      5,986,688
                                                                   ------------
Consumer Goods -- 2.8%
 Procter & Gamble.......................................   80,000     7,010,000
 V F Corp. .............................................   35,060     1,720,131
                                                                   ------------
                                                                      8,730,131
                                                                   ------------
Diversified -- 0.4%
 Fortune Brands.........................................   35,000     1,192,188
                                                                   ------------
Electrical Equipment --  2.3%
 General Electric Co....................................   80,000     7,240,000
                                                                   ------------
Electric Utility -- 3.0%
 DPL Inc................................................  117,651     2,353,020
 Edison International...................................   70,000     1,925,000
 Pacificorp.............................................   13,410       251,438
 Texas Utilities........................................   40,262     1,794,175
 Wisconsin Energy Corp..................................   94,604     2,926,810
                                                                   ------------
                                                                      9,250,443
                                                                   ------------

                                                         Number of
                                                          Shares      Value
                                                         ---------    -----

COMMON STOCK -- Continued
Electronics -- 4.9%
 Amp, Inc. .............................................  129,529  $  6,265,965
 Intel Corp. ...........................................   55,000     5,381,250
 Motorola, Inc..........................................   60,000     3,720,000
                                                                   ------------
                                                                     15,367,215
                                                                   ------------
Engineering & Construction -- 1.5%
 Fluor Corp.............................................  111,600     4,777,875
                                                                   ------------
Financial Services -- 2.7%
 CIT Group Inc. ........................................  114,500     3,213,156
 Washington Mutual Inc..................................  134,400     5,208,000
                                                                   ------------
                                                                      8,421,156
                                                                   ------------
Food Products -- 1.6%
 Bestfoods..............................................   43,008     2,499,840
 McCormick & Co., Inc. .................................   70,879     2,365,587
                                                                   ------------
                                                                      4,865,427
                                                                   ------------
Food Processing -- 1.0%
 Universal Foods........................................  120,000     2,977,500
                                                                   ------------
Industrial Goods -- 1.9%
 Corning Inc............................................   99,616     3,997,092
 Harsco Corp. ..........................................   54,758     1,772,790
                                                                   ------------
                                                                      5,769,882
                                                                   ------------
Insurance -- 6.9%
 Aetna Inc..............................................   42,000     3,247,125
 Chubb Corp.............................................   61,036     4,276,335
 HSB Group..............................................   75,000     3,103,125
 Jefferson Pilot Corp...................................   53,475     3,649,669
 Lincoln National Corp..................................   40,000     3,347,500
 Marsh & McLennan Co. ..................................   63,111     3,672,271
                                                                   ------------
                                                                     21,296,025
                                                                   ------------
Iron/Steel -- 0.6%
 Worthington Industries Inc.............................  165,600     2,018,250
                                                                   ------------
Machinery & Equipment --  3.7%
 Browning-Ferris Industries.............................   76,182     2,247,369
 Caterpillar, Inc.......................................  105,992     5,239,980
 Deere & Co. ...........................................  112,211     3,920,372
                                                                   ------------
                                                                     11,407,721
                                                                   ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                               EQUITY INCOME FUND
                      Statement of Net Assets -- Continued
                               November 30, 1998
                                  (Unaudited)

                                                         Number of
                                                          Shares      Value
                                                         ---------    -----

COMMON STOCK -- Continued
Manufacturing -- 2.7%
 Eastman Kodak Co.......................................   53,600  $  3,889,350
 International Flavors & Fragrances.....................   50,000     2,093,750
 Minnesota Mining & Manufacturing.......................   20,000     1,606,250
 Tupperware Corp. ......................................   45,000       784,687
                                                                   ------------
                                                                      8,374,037
                                                                   ------------
Medical Equipment & Supplies -- 2.4%
 Johnson & Johnson......................................   90,000     7,312,500
                                                                   ------------
Metals & Mining -- 1.2%
 Homestake Mining Co. ..................................   75,007       806,325
 Phelps Dodge Corp......................................   15,000       850,312
 Timken Co..............................................  104,000     2,002,000
                                                                   ------------
                                                                      3,658,637
                                                                   ------------
Natural Gas Utility -- 2.4%
 Equitable Resources, Inc. .............................  120,386     3,543,863
 Keyspan Energy Corp. ..................................  139,934     4,154,291
                                                                   ------------
                                                                      7,698,154
                                                                   ------------
Office/Business Equipment & Supplies -- 2.1%
 Deluxe Corp. ..........................................  100,000     3,475,000
 Hewlett-Packard Co. ...................................   48,500     3,043,375
                                                                   ------------
                                                                      6,518,375
                                                                   ------------
Oil & Gas Equipment/Services -- 2.9%
 Enron Corp.............................................   65,400     3,437,588
 Halliburton Co.........................................  100,000     2,937,500
 Schlumberger Ltd. ADR..................................   60,796     2,716,820
                                                                   ------------
                                                                      9,091,908
                                                                   ------------
Oil & Gas Exploration Product & Services -- 10.2%
 Amoco Corp.............................................   65,000     3,830,938
 Atlantic Richfield Co..................................   39,688     2,639,252
 British Petroleum ADR..................................   50,952     4,693,953
 Chevron Corp...........................................   69,697     5,828,412
 Exxon Corp.............................................   90,956     6,827,385
 Mobil Corp. ...........................................   64,596     5,567,368
 Murphy Oil Corp........................................   58,434     2,330,056
                                                                   ------------
                                                                     31,717,364
                                                                   ------------

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK -- Continued
Paper Products -- 1.6%
 P.H. Glatfelter Co. ...................................    80,179  $  1,032,305
 Union Camp Corp........................................    62,000     4,010,625
                                                                    ------------
                                                                       5,042,930
                                                                    ------------
Pharmaceuticals -- 7.7%
 American Home Products.................................   100,000     5,325,000
 Bristol-Myers Squibb Co. ..............................    50,200     6,152,638
 Merck & Company, Inc. .................................    40,000     6,195,000
 Pfizer Inc. ...........................................    55,054     6,145,403
                                                                    ------------
                                                                      23,818,041
                                                                    ------------
Printing & Publishing -- 2.5%
 R.R. Donnelley & Sons Co...............................    66,500     2,822,093
 Readers Digest Assn....................................   100,000     2,406,250
 Washington Post Co.....................................     5,012     2,667,323
                                                                    ------------
                                                                       7,895,666
                                                                    ------------
Railroads -- 0.8%
 Norfolk Southern Corp. ................................    86,968     2,641,653
                                                                    ------------
Restaurants -- 1.0%
 McDonald's Corp. ......................................    42,600     2,984,663
                                                                    ------------
Retail Stores -- 1.6%
 May Department Stores Co...............................    41,800     2,521,062
 J.C. Penney............................................    42,000     2,310,000
                                                                    ------------
                                                                       4,831,062
                                                                    ------------
Telecommunications -- 4.1%
 BellSouth Corp.........................................    45,000     3,926,250
 GTE Corp. .............................................    95,000     5,890,000
 Media One Group Inc. (PIES Airtouch Communications)....    50,000     2,806,250
                                                                    ------------
                                                                      12,622,500
                                                                    ------------
Tobacco -- 3.6%
 Gallaher Group ADR.....................................   124,973     3,460,190
 Philip Morris Inc. ....................................   140,640     7,867,050
                                                                    ------------
                                                                      11,327,240
                                                                    ------------
 TOTAL COMMON STOCK
 (Cost $155,794,743)....................................             294,510,911
                                                                    ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                               EQUITY INCOME FUND
                      Statement of Net Assets -- Concluded
                               November 30, 1998
                                  (Unaudited)

                                                            Par
                                                           (000)       Value
                                                           -----       -----

REPURCHASE AGREEMENT -- 5.1%
Morgan Stanley & Co., Inc.
 (Agreement dated 11/30/98 to be repurchased at
  $15,808,248 collateralized by $12,830,000 (Value
  $16,135,817) U.S. Treasury Notes, 10.75%, due
  02/15/03)
  5.12%, 12/01/98......................................     $15,806 $ 15,806,000
                                                                    ------------
 TOTAL REPURCHASE AGREEMENT
 (Cost $15,806,000)....................................               15,806,000
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES -- 99.8%
 (Cost $171,600,743**).............................................  310,316,911
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2% .....................      608,687
                                                                    ------------
NET ASSETS -- 100.0%
 (equivalent to $10.57 per share based on 29,407,510 shares
  outstanding)..................................................... $310,925,598
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($310,925,598 / 29,407,510).......................................       $10.57
                                                                          ======

--------
 * Non-income producing securities.
** Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost................................. $141,364,856
   Excess of tax cost over value................................. $ (2,648,688)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                               EQUITY GROWTH FUND
                            Statement of Net Assets
                               November 30, 1998
                                  (Unaudited)

                                                           Number of
                                                            Shares     Value
                                                           ---------   -----

COMMON STOCK -- 97.9%
Airlines -- 2.0%
 Southwest Airlines Co. ..................................   34,500  $  741,750
                                                                     ----------
Banking -- 3.4%
 Comerica, Inc. ..........................................    7,500     483,750
 First Union Corp. N.C. ..................................    7,340     445,905
 Regions Financial Corp. .................................    8,500     329,375
                                                                     ----------
                                                                      1,259,030
                                                                     ----------
Beverages -- 2.5%
 Coca-Cola Co., Inc.......................................    6,000     420,375
 Pepsico Inc..............................................   12,600     487,463
                                                                     ----------
                                                                        907,838
                                                                     ----------
Broadcasting -- 1.9%
 Cox Communications.......................................   13,000     684,938
                                                                     ----------
Communications Equipment -- 1.7%
 Airtouch Communications Inc.*............................   11,000     629,062
                                                                     ----------
Computer Equipment & Software -- 18.7%
 3Com Corp.*..............................................   10,000     386,875
 American Power Conversion*...............................   10,000     413,750
 Auto Desk................................................   19,000     691,125
 Cabletron Systems*.......................................   30,000     420,000
 Cisco Systems, Inc.*.....................................    9,000     678,375
 Compaq Computer Corp.....................................   10,000     325,000
 Electronic Data Services Corp............................   12,000     468,000
 Gateway 2000, Inc.*......................................   12,000     673,500
 I B M....................................................    3,500     577,500
 Intel Corp...............................................    9,000     968,625
 Microsoft*...............................................   10,000   1,220,000
                                                                     ----------
                                                                      6,822,750
                                                                     ----------
Consumer Goods -- 3.6%
 Colgate-Palmolive Co.....................................    5,000     428,125
 Gap Inc..................................................    5,000     367,813
 Rubbermaid Inc. .........................................   16,000     529,000
                                                                     ----------
                                                                      1,324,938
                                                                     ----------
Cruise Lines -- 1.0%
 Carnival Cruise..........................................   11,000     379,500
                                                                     ----------

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK--Continued
Electrical & Electronic -- 2.3%
 Avnet Inc...............................................    6,000  $   349,125
 Teradyne Inc.*..........................................   15,000      480,938
                                                                    -----------
                                                                        830,063
                                                                    -----------
Electrical Equipment -- 5.8%
 Emerson Electric Co. ...................................    6,400      416,000
 General Electric & Co. .................................   10,400      941,200
 Honeywell Inc. .........................................    4,500      359,719
 Hubbell, Inc. Class B...................................   10,000      403,125
                                                                    -----------
                                                                      2,120,044
                                                                    -----------
Entertainment -- 2.1%
 Walt Disney Co..........................................   24,000      772,500
                                                                    -----------
Financial Services -- 4.1%
 American Express Co.....................................    6,100      610,380
 CIT Group Inc...........................................   12,000      336,750
 T. Rowe Price Assoc.....................................   10,000      357,500
 Washington Mutual Inc...................................    5,000      193,750
                                                                    -----------
                                                                      1,498,380
                                                                    -----------
Food Products -- 3.6%
 Bestfoods...............................................    6,000      348,750
 Hershey Foods Corp......................................    6,500      437,125
 Nestle Registered ADR*..................................    5,000      521,000
                                                                    -----------
                                                                      1,306,875
                                                                    -----------
Insurance -- 8.0%
 Allstate Corp...........................................   11,000      448,250
 General Re Corp. .......................................    4,000      934,000
 Lincoln National Corp...................................    8,000      669,500
 Unum Corp...............................................   16,000      862,000
                                                                    -----------
                                                                      2,913,750
                                                                    -----------
Manufacturing -- 1.2%
 Newell Co. .............................................   10,000      442,500
                                                                    -----------
Medical Equipment & Supplies -- 3.7%
 Baxter International....................................   10,000      635,625
 Johnson & Johnson.......................................    9,100      739,375
                                                                    -----------
                                                                      1,375,000
                                                                    -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                               EQUITY GROWTH FUND
                      Statement of Net Assets -- Concluded
                               November 30, 1998
                                  (Unaudited)

                                                           Number of
                                                            Shares      Value
                                                           ---------    -----

COMMON STOCK--Continued
Oil/Gas--Equipment & Services -- 3.6%
 Enron Corp. ............................................     6,000  $   315,375
 Halliburton Co..........................................     7,534      221,311
 Illinois Tool Works, Inc. ..............................     9,000      572,063
 Schlumberger Ltd. ADR...................................     4,600      205,563
                                                                     -----------
                                                                       1,314,312
                                                                     -----------
Oil & Gas Exploration Product & Services -- 3.2%
 Exxon Corp..............................................     7,500      562,968
 Mobil Corp. ............................................     7,000      603,313
                                                                     -----------
                                                                       1,166,281
                                                                     -----------
Pharmaceuticals -- 10.0%
 American Home Products..................................    13,000      692,250
 Bristol-Myers Squibb Co. ...............................     7,000      857,937
 Chiron Corp.*...........................................     9,000      203,625
 Genzyme Corp.*..........................................     7,400      311,263
 Genzyme Molecular.......................................       800        2,799
 Pfizer Inc. ............................................     6,000      669,750
 Schering Plough.........................................     3,000      319,125
 SmithKline Beecham......................................    10,000      609,375
                                                                     -----------
                                                                       3,666,124
                                                                     -----------
Restaurants -- 0.8%
 McDonald's Corp.........................................     4,000      280,250
                                                                     -----------
Retail Stores -- 5.8%
 Home Depot Inc..........................................    14,000      696,500
 Nordstrom Inc. .........................................     9,000      335,250
 Staples*................................................    10,000      349,375
 Wal-Mart Stores, Inc....................................    10,000      753,125
                                                                     -----------
                                                                       2,134,250
                                                                     -----------
Telecommunications-Services & Equipment -- 8.9%
 Cable & Wireless ADR....................................    18,000      679,500
 Ericsson Tel--Sp ADR....................................    16,000      442,000
 Lucent Technologies.....................................     4,416      380,052
 MCI Worldcom Inc.*......................................    24,026    1,417,533
 Oak Industries*.........................................    10,500      324,187
                                                                     -----------
                                                                       3,243,272
                                                                     -----------
 TOTAL COMMON STOCK
 (Cost $22,225,794)......................................             35,813,407
                                                                     -----------

                                                               Par
                                                              (000)     Value
                                                              -----     -----

REPURCHASE AGREEMENT -- 2.1%
Morgan Stanley & Co., Inc.
 (Agreement dated 11/30/98 to be repurchased at $750,107,
  collateralized by $730,000 (Value $768,083) U.S. Treasury
  Notes, 8.25%, due 05/15/05) 5.12%, 12/01/98..............     $750 $   750,000
                                                                     -----------
 TOTAL REPURCHASE AGREEMENT
 (Cost $750,000)...........................................              750,000
                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES -- 100.0%
 (Cost $22,975,794**)...............................................  36,563,407
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%.......................      13,331
                                                                     -----------
NET ASSETS -- 100.0%
 (equivalent to $11.22 per share based on 3,261,337 shares
  outstanding)...................................................... $36,576,738
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($36,576,738 / 3,261,337)..........................................      $11.22
                                                                          ======

--------
* Non-income producing securities.
** Cost for Federal income tax purposes is $23,079,488. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost.................................. $13,504,535
   Excess of tax cost over value.................................. $   (20,616)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           INTERNATIONAL EQUITY FUND
                            Statement of Net Assets
                               November 30, 1998
                                  (Unaudited)

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK, PREFERRED STOCK & RIGHTS -- 96.4%
Australia -- 1.1%
 Cable & Wireless Optus*.................................   81,000  $   151,780
 John Fairfax............................................   69,000      136,583
 National Australian Bank................................   16,000      239,648
 North Limited...........................................   74,000      138,663
 Telstra.................................................   41,000      182,528
                                                                    -----------
                                                                        849,202
                                                                    -----------
Brazil -- 1.7%
 Telebras Certificate*...................................    8,700      824,869
 Unibanco GDR............................................   24,324      507,764
                                                                    -----------
                                                                      1,332,633
                                                                    -----------
Denmark -- 0.7%
 Tele Danmank 'B'........................................    5,000      560,048
                                                                    -----------
Finland -- 0.6%
 Nokia "A'...............................................    5,000      491,076
                                                                    -----------
France -- 10.6%
 AXA -- UAP..............................................   12,500    1,620,025
 Alcatel.................................................    5,000      662,998
 Danone..................................................    4,000    1,170,826
 Dexia France............................................    4,400      661,799
 Lafarge.................................................   11,000    1,039,637
 Suez Lyonnaise Des Eaux.................................    5,800    1,148,503
 Total "B'...............................................    8,500    1,056,653
 Vivendi.................................................    4,500    1,020,417
                                                                    -----------
                                                                      8,380,858
                                                                    -----------
Germany -- 9.0%
 Allianz.................................................    2,875    1,038,094
 GEA Preferred...........................................   29,500      697,903
 Man.....................................................    3,000      853,453
 Mannesman...............................................   12,500    1,356,623
 Siemens.................................................    8,000      558,323
 Veba....................................................   15,000      833,935
 Volkswagen..............................................   21,380    1,745,018
                                                                    -----------
                                                                      7,083,349
                                                                    -----------
Greece -- 1.5%
 Alpha Credit Bank.......................................    6,800      647,094
 National Bank of Greece GDR*............................   15,864      568,724
                                                                    -----------
                                                                      1,215,818
                                                                    -----------
COMMON STOCK, PREFERRED STOCK & RIGHTS -- Continued
                                                         Number of
                                                          Shares       Value
Hong Kong -- 1.7%                                       ----------  -----------
 China Telecom*..........................................  153,000  $   305,289
 Dao Heng Bank...........................................   60,100      175,418
 First Tractor...........................................  750,000      220,360
 Hong Kong Electric......................................  118,000      392,419
 Hutchison Whampoa.......................................   39,000      278,284
                                                                    -----------
                                                                      1,371,770
                                                                    -----------
India -- 0.3%
 State Bank of India GDR.................................   35,000      258,125
                                                                    -----------
Ireland -- 1.2%
 Bank of Ireland.........................................   46,800      969,464
                                                                    -----------
Italy -- 7.1%
 BCA Nazionale Lavaro*...................................   75,000      211,451
 ENI.....................................................  146,000      908,276
 INA.....................................................  380,000    1,005,525
 Telecom Italia Mobile...................................  155,000    1,018,427
 Telecom Italia Spa......................................  160,000    1,300,242
 Unicredito Italiano.....................................  200,000    1,140,280
                                                                    -----------
                                                                      5,584,201
                                                                    -----------
Japan -- 16.8%
 Bridgestone.............................................   28,000      656,036
 Daiwa Securities........................................   85,000      303,571
 Dowa Fire & Marine......................................  148,000      512,919
 Eisai...................................................   41,000      633,745
 Fuji Photo Film.........................................   15,000      561,341
 Hitachi.................................................  116,000      699,284
 Industrial Bank.........................................   35,000      189,351
 Ito Yokado..............................................   11,000      672,958
 Komori..................................................   26,000      540,433
 Kuraray.................................................   50,000      521,477
 Mabuchi Motor...........................................    8,600      633,176
 Matsushita Electric Industrial..........................   44,000      708,753
 Mitsui Fudosan..........................................   79,000      606,703
 Nintendo................................................    3,700      343,451
 Nishimatsu Construction.................................   79,000      433,819
 Nippon Telegraph & Telephone............................       68      508,949
 NTT Mobile Comm.........................................        9      344,126
 Ricoh...................................................   62,000      597,706
 Sanwa Bank..............................................   39,000      353,767

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           INTERNATIONAL EQUITY FUND
                      Statement of Net Assets -- Continued
                               November 30, 1998
                                  (Unaudited)

                                                       Number of
                                                        Shares      Value
                                                       ---------    -----

COMMON STOCK, PREFERRED STOCK & RIGHTS -- Continued
Japan -- Continued
 Sekisui Chemical.....................................   96,000  $   585,747
 Shin-Etsu Chemical...................................   25,000      559,307
 Shiseido.............................................   27,000      307,737
 Sony.................................................    3,000      219,899
 Sumitomo Bank........................................   32,000      356,394
 Sumitomo Marine & Fire...............................   19,000      113,610
 Suzuki Motor.........................................   53,000      607,956
 Teijin...............................................   95,000      340,831
 Tsubaki Nakashima....................................   52,000      298,243
                                                                 -----------
                                                                  13,211,289
                                                                 -----------
Mexico -- 0.6%
 Cemex CPO............................................  185,400      449,168
                                                                 -----------
Netherlands -- 5.0%
 ING..................................................    7,800      447,975
 Ahold................................................   15,000      521,615
 Laurus...............................................    7,700      191,836
 Philips Electronic...................................   14,000      888,502
 Vedior...............................................   23,975      490,420
 Vendex International.................................   11,000      259,627
 VNU..................................................   33,500    1,154,397
                                                                 -----------
                                                                   3,954,372
                                                                 -----------
Norway -- 0.3%
 Petroleum Geo-Services*..............................   14,100      209,673
                                                                 -----------
Philippines -- 0.1%
 Benpres Holdings Corp. GDR*..........................   30,000       55,500
 Far East Bank & Trust................................    1,152        1,155
                                                                 -----------
                                                                      56,655
                                                                 -----------
Poland -- 0.7%
 Bank Handlowy Warszawie GDR*.........................   45,000      542,867
                                                                 -----------
Singapore -- 3.6%
 Development Bank of Singapore (Foreign)..............   70,200      532,795
 GP Batteries International...........................  170,000      369,526
 Singapore Airlines (Foreign).........................   38,000      265,335
 Singapore Press......................................   54,929      583,650

                                                       Number of
                                                        Shares      Value
                                                       ---------    -----

COMMON STOCK, PREFERRED STOCK & RIGHTS -- Continued
Singapore -- Continued
 Singapore Telecom....................................  447,000  $   746,368
 United Overseas Bank (Foreign).......................   60,000      347,910
                                                                 -----------
                                                                   2,845,584
                                                                 -----------
South Africa -- 0.5%
 AECI.................................................  140,000      226,362
 Murray & Roberts.....................................  220,000      162,390
                                                                 -----------
                                                                     388,752
                                                                 -----------
Spain -- 3.5%
 Argentaria...........................................   38,500      899,082
 Banco Santander......................................   20,000      410,064
 Telefonica de Espana.................................   30,000    1,413,678
                                                                 -----------
                                                                   2,722,824
                                                                 -----------
Sweden -- 1.1%
 Forenings Sparbanken.................................   30,000      843,143
                                                                 -----------
Switzerland -- 5.9%
 Credit Suisse Group Registered.......................    2,800      482,934
 Nestle Registered....................................      510    1,062,886
 Novartis Registered..................................      666    1,253,990
 Roche Holdings 1/10 PC Non-Voting....................       90    1,060,730
 UBS Registered.......................................    2,700      814,951
                                                                 -----------
                                                                   4,675,491
                                                                 -----------
Thailand -- 0.4%
 Bangkok Expressway*..................................  353,600      337,928
                                                                 -----------
United Kingdom -- 22.4%
 Abbey National.......................................   31,000      637,561
 Allied Zurich........................................   46,000      663,608
 Asda.................................................  155,000      403,593
 Barclays.............................................   26,939      618,960
 BG...................................................  132,000      908,012
 Boots................................................   25,000      405,635
 British Aerospace....................................   72,000      623,927
 British Petroleum....................................   91,507    1,431,874
 British Telecom......................................   78,000    1,082,761
 Bryant...............................................  135,000      189,406
 Cadbury Schweppes....................................   33,000      499,488

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           INTERNATIONAL EQUITY FUND
                      Statement of Net Assets -- Concluded
                               November 30, 1998
                                  (Unaudited)

                                                        Number of
                                                         Shares      Value
                                                        ---------    -----

COMMON STOCK, PREFERRED STOCK & RIGHTS -- Continued
United Kingdom -- Continued
 Diageo...............................................    59,168  $   667,525
 General Electric Co..................................    77,000      631,351
 Glaxo Wellcome.......................................    47,000    1,493,381
 Granada..............................................    37,000      582,629
 HSBC Holdings........................................    11,000      299,039
 HW Group.............................................    36,300       52,128
 IMS Group............................................    96,115      107,087
 Jarvis Hotels........................................   135,000      279,653
 Kingfisher...........................................    40,000      381,949
 Limelight*...........................................   210,000      100,522
 Lloyds TSB...........................................    41,000      573,543
 NFC..................................................    97,500      190,706
 Norwich Union........................................    75,000      525,201
 Peninsular Oriental Steam............................    25,000      304,330
 Royal & Sun Alliance.................................    63,000      529,818
 Scottish Hydro-Electric..............................    45,500      527,969
 SmithKline Beecham...................................   100,000    1,236,300
 Vodafone.............................................    57,000      842,995
 Whitbread............................................    30,172      409,620
 Yorkshire Water......................................    44,000      396,902
                                                                  -----------
                                                                   17,597,473
                                                                  -----------
TOTAL COMMON STOCK, PREFERRED STOCK & RIGHTS
 (Cost $67,877,570)...................................             75,931,763
                                                                  -----------

                                                            Par
                                                           (000)      Value
                                                           -----      -----

SHORT-TERM INVESTMENTS -- 5.3%
Eurodollar Time Deposit
 State Street Bank & Trust Co. 3.75%, 12/01/98........... $  4,211 $ 4,211,000
                                                                   -----------
 TOTAL SHORT-TERM INVESTMENTS
 (Cost $4,211,000).......................................            4,211,000
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES -- 101.7%
 (Cost $72,088,570**).............................................  80,142,763
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.7)%...................  (1,340,967)
                                                                   -----------
NET ASSETS -- 100.0%
 (equivalent to $13.10 per share based on 6,013,251 shares
 outstanding)..................................................... $78,801,796
                                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($78,801,796 / 6,013,251)........................................      $13.10
                                                                        ======

--------
 * Non-income producing securities.
** Cost for Federal income tax purposes is $72,089,444. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost.................................. $14,537,960
   Excess of tax cost over value.................................. $(6,484,641)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          DIVERSIFIED REAL ESTATE FUND
                            Statement of Net Assets
                               November 30, 1998
                                  (Unaudited)

                                                           Number of
                                                            Shares     Value
                                                           ---------   -----

REAL ESTATE INVESTMENT TRUSTS -- 93.6%
Apartments -- 20.5%
 AMLI Residential Properties Trust........................    2,200  $   47,712
 Archstone Communities....................................   10,000     208,750
 Avalonbay Communities....................................    7,134     241,664
 Equity Residential Properties Trust......................    4,450     188,291
 Gables Residential Trust.................................    3,700      91,806
 Home Property............................................    2,000      49,250
 Irvine Apartment Communities.............................    3,300      88,481
 Post Properties Inc. ....................................    4,000     153,000
 Charles E Smith Residential Realty.......................    1,700      50,256
 Summit Properties, Inc. .................................    2,500      43,750
 United Dominion Realty Trust, Inc. ......................    7,000      75,687
                                                                     ----------
                                                                      1,238,647
                                                                     ----------
Construction -- 3.7%
 Centex Corp. ............................................    2,000      71,375
 Kaufman & Broad Home Corp. ..............................    3,000      75,562
 Ryland Group.............................................    3,000      79,687
                                                                     ----------
                                                                        226,624
                                                                     ----------
Diversified -- 14.9%
 Colonial Properties Trust................................    5,400     146,137
 Duke Realty Investments, Inc. ...........................    5,400     122,512
 Eastgroup Properties.....................................    7,900     146,644
 Liberty Property Trust...................................    6,800     167,450
 MGI Properties...........................................    4,600     127,937
 Spieker Properties, Inc. ................................    5,300     191,462
                                                                     ----------
                                                                        902,142
                                                                     ----------
Health Care -- 3.6%
 Health Care REIT, Inc. ..................................    3,500      79,187
 Meditrust Companies......................................    3,004      45,623
 Nationwide Health Properties, Inc. ......................    4,100      91,738
                                                                     ----------
                                                                        216,548
                                                                     ----------
Hotels & Lodging -- 5.6%
 Host Marriott Corp.*.....................................    5,000      73,437
 Jameson Inns Inc. .......................................    6,000      60,750
 Patriot American Hotel...................................    4,000      29,500

                                                           Number of
                                                            Shares     Value
                                                           ---------   -----

REAL ESTATE INVESTMENT TRUSTS -- Continued
Hotels & Lodging -- Continued
 RFS Hotel Investors Inc. ................................    5,500  $   78,719
 Starwood Hotels & Resorts................................    3,100      94,163
                                                                     ----------
                                                                        336,569
                                                                     ----------
Investment Company -- 1.3%
 Wellsford Real Properties*...............................    8,500      77,563
                                                                     ----------
Office Properties -- 22.7%
 Arden Realty Group, Inc. ................................    5,500     126,500
 Boston Properties, Inc. .................................    2,800      88,375
 Carramerica Realty Corp. ................................    3,400      82,450
 Cornersone Properties, Inc. .............................    6,000      94,125
 Cousins Properties Inc. .................................    3,400     104,975
 Crescent Real Estate Equities, Inc. .....................    3,000      74,438
 Equity Office Properties Trust...........................    9,200     231,150
 Highwood Properties, Inc. ...............................    3,000      81,563
 Mack Cali Realty Corp. ..................................    2,800      83,125
 Prentiss Properties Trust................................    7,700     167,475
 Reckson Service Ind. ....................................    4,704      13,783
 Reckson Association Realty Corp. ........................    9,800     226,013
                                                                     ----------
                                                                      1,373,972
                                                                     ----------
Retail -- 12.4%
 Burnham Pacific Property, Inc. ..........................    3,400      43,775
 CBL & Associates Properties, Inc. .......................    3,900      97,988
 Federal Realty Investment Trust..........................    3,800      90,963
 IRT Property Co. ........................................    7,800      78,000
 Prime Retail.............................................    5,000      52,813
 Rouse Co. ...............................................    3,300      90,131
 Taubman Centers Inc. ....................................    7,800     108,225
 Urban Shopping Centers, Inc. ............................    3,100     101,913
 Western Investment Real Estate Trust.....................    7,500      87,656
                                                                     ----------
                                                                        751,464
                                                                     ----------
Storage -- 2.9%
 Public Storage Inc. .....................................    1,600      42,500
 Sovran Self Storage Inc. ................................    3,400      86,700
 Storage USA, Inc. .......................................    1,400      44,450
                                                                     ----------
                                                                        173,650
                                                                     ----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          DIVERSIFIED REAL ESTATE FUND
                      Statement of Net Assets -- Concluded
                               November 30, 1998
                                  (Unaudited)

                                                            Number of
                                                             Shares     Value
                                                            ---------   -----

REAL ESTATE INVESTMENT TRUSTS -- Continued
Warehouse/Industrial -- 6.0%
 Centerpoint Properties...................................     3,000  $  102,000
 First Industrial Realty Trust, Inc. .....................     3,100      74,981
 Meridan Industrial Trust.................................     2,200      53,075
 Prologis Trust...........................................     2,200      48,675
 Weeks Corp. .............................................     3,100      88,738
                                                                      ----------
                                                                         367,469
                                                                      ----------
 TOTAL REAL ESTATE INVESTMENT TRUSTS
 (Cost $6,386,839)........................................             5,664,648
                                                                      ----------
INVESTMENT COMPANIES -- 5.7%
 Goldman Sachs Financial Square Prime Obligations Fund....    76,226      76,226
 Temporary Investment Fund --TempFund.....................   270,330     270,330
                                                                      ----------
 TOTAL INVESTMENT COMPANIES
 (Cost $346,556).....................................................    346,556
                                                                      ----------

                                                                Par
                                                               (000)   Value
                                                               -----   -----
U.S. TREASURY OBLIGATIONS -- 4.1%
U.S. Treasury Bills
 4.62%, 02/25/99.............................................  $250  $  247,365
                                                                     ----------
 TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $247,354).............................................           247,365
                                                                     ----------
TOTAL INVESTMENTS IN SECURITIES -- 103.4%
 (Cost $6,980,749**).........................................         6,258,569
LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.4)%                        (209,141)
                                                                     ----------
NET ASSETS -- 100.0%
 (equivalent to $8.83 per share based on 684,722 shares
  outstanding)...................................................... $6,049,428
                                                                     ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($6,049,428 / 684,722)............................................. $     8.83
                                                                     ==========

--------
 * Non-income producing securities.
** Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost.................................... $  65,807
   Excess of tax cost over value.................................... $(787,987)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           LIMITED MATURITY BOND FUND
                            Statement of Net Assets
                               November 30, 1998
                                  (Unaudited)

                                                              Par
                                                             (000)     Value
                                                            ------- ------------

AGENCY OBLIGATIONS -- 13.9%
Federal Home Loan Mortgage Corp. -- 1.2%
Debentures
 7.01%, 07/11/07..........................................  $ 1,000 $  1,059,150
Mortgage Backed Securities
 6.50%, 03/01/08 (Pool #E00201)...........................      112      113,530
 6.50%, 10/01/12 (Pool #E67991)...........................       22       22,637
 6.50%, 11/01/12 (Pool #E68311)...........................      757      768,651
                                                                    ------------
                                                                       1,963,968
                                                                    ------------
Federal National Mortgage Association -- 2.0%
Notes
 6.00%, 05/15/08..........................................    2,000    2,106,040
Mortgage Backed Securities
 6.00%, 07/01/08 (Pool #227994)...........................      536      537,131
 7.50%, 05/01/09 (Pool #282608)...........................      442      454,388
                                                                    ------------
                                                                       3,097,559
                                                                    ------------
Government National Mortgage Association -- 10.7%
Mortgage Backed Securities
 8.00%, 11/15/06 (Pool #308751)...........................      156      161,197
 8.00%, 12/15/06 (Pool #319511)...........................       44       46,095
 6.50%, 12/15/08 (Pool #351994)...........................      157      160,449
 6.50%, 01/15/09 (Pool #359462)...........................      173      176,114
 6.00%, 01/15/09 (Pool #372668)...........................      576      578,721
 8.00%, 04/15/09 (Pool #389481)...........................      182      188,288
 8.00%, 11/15/09 (Pool #401484)...........................      485      502,653
 6.00%, 01/15/11 (Pool #410492)...........................      124      124,446
 6.00%, 02/15/11 (Pool #410497)...........................      524      526,895
 6.50%, 03/15/11 (Pool #398485)...........................      140      143,206
 6.50%, 03/15/11 (Pool #417313)...........................    1,211    1,234,684
 6.50%, 04/15/11 (Pool #421869)...........................       80       81,200
 6.50%, 01/15/12 (Pool #442244)...........................       72       73,646
 6.50%, 03/15/12 (Pool #442139)...........................      190      193,859
 6.00%, 05/15/13 (Pool #473931)...........................      261      261,928
 6.00%, 06/15/13 (Pool #450885)...........................    1,498    1,505,653
 6.00%, 06/15/13 (Pool #454567)...........................      477      479,988
 6.00%, 06/15/13 (Pool #455133)...........................    1,071    1,076,315
 6.00%, 06/15/13 (Pool #456934)...........................    2,465    2,477,594
 6.00%, 06/15/13 (Pool #471748)...........................      988      992,886
 6.00%, 06/15/13 (Pool #475396)...........................      978      983,277
 6.00%, 07/15/13 (Pool #477619)...........................    1,346    1,352,855
 6.00%, 07/15/13 (Pool #433894)...........................    3,552    3,570,742
                                                                    ------------
                                                                      16,892,691
                                                                    ------------
 TOTAL AGENCY OBLIGATIONS
 (Cost $21,563,880).......................................            21,954,218
                                                                    ------------

                                                             Par
                                                            (000)     Value
                                                           ------- ------------

CORPORATE BONDS -- 32.2%
Beverages -- 4.5%
Anheuser Busch Co. Inc.
 5.375%, 09/15/08......................................... $ 2,000 $  2,000,000
Coca-Cola Enterprises, Inc.
 5.75%, 11/01/08..........................................   1,000      997,500
Coca-Cola Enterprises Putable Asset Trust
 6.00%, 03/15/01..........................................   1,000    1,017,500
Pepsico Inc. Medium Term Note
 5.75%, 01/02/03..........................................   3,000    3,071,250
                                                                   ------------
                                                                      7,086,250
                                                                   ------------
Chemicals -- 1.3%
E.I. duPont deNemours & Co. Medium Term Note
 6.00%, 03/06/03..........................................   2,000    2,057,500
                                                                   ------------
Electronics -- 1.1%
Motorola
 5.80%, 10/15/08..........................................   1,675    1,704,313
                                                                   ------------
Finance -- 11.7%
Associates Corp. North America
 6.50%, 07/15/02..........................................   2,000    2,067,500
CIT Group Holdings
 6.375%, 08/01/02.........................................   3,500    3,605,000
Ford Motor Credit Corp.
 6.00%, 01/14/03..........................................   2,800    2,870,000
General Motors Acceptance Corp.
 6.375%, 12/01/01.........................................   1,000    1,022,500
IBM Credit, Medium Term Note
 5.76%, 05/15/01..........................................   2,000    2,027,500
Merrill Lynch & Co., Inc.
 6.00%, 02/12/03..........................................   1,725    1,765,969
Norwest Financial, Inc.
 6.00%, 08/01/99..........................................   1,000    1,006,530
 6.375%, 11/15/03.........................................   1,000    1,043,750
SunTrust Banks, Inc.
 6.25%, 06/01/08..........................................   2,000    2,085,000
Toyota Motor Credit
 5.625%, 11/13/03.........................................   1,000    1,011,250
                                                                   ------------
                                                                     18,504,999
                                                                   ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           LIMITED MATURITY BOND FUND
                      Statement of Net Assets -- Continued
                               November 30, 1998
                                  (Unaudited)

                                                              Par
                                                             (000)     Value
                                                            ------- ------------

CORPORATE BONDS -- Continued
Foods -- 0.7%
Campbell Soup Co.
 6.15%, 12/01/02..........................................  $ 1,000 $  1,041,250
                                                                    ------------
Governments (Foreign) -- 1.9%
Deutsche Ausgleichsbank
 5.125%, 09/22/03.........................................    2,000    2,013,400
Ontario Province Global Notes
 5.50%, 10/01/08..........................................    1,000    1,007,500
                                                                    ------------
                                                                       3,020,900
                                                                    ------------
Oil & Gas Transmission -- 1.8%
Enron Corp.
 6.625%, 11/15/05.........................................    2,750    2,849,688
                                                                    ------------
Printing & Publishing -- 1.3%
Dow Jones & Co. Inc.
 5.75%, 12/01/00..........................................    2,000    2,025,000
                                                                    ------------
Retail Merchandising -- 1.7%
Sears Roebuck Acceptance Corp.
 6.34%, 10/12/00..........................................    2,600    2,642,250
                                                                    ------------
Telecommunications -- 1.3%
World Com
 6.125%, 08/15/01.........................................    2,000    2,032,500
                                                                    ------------
Utilities--Gas -- 4.3%
Baltimore Gas & Electric Co.
 6.50%, 02/15/03..........................................    3,000    3,161,250
Consolidated Natural Gas Co.
 5.75%, 08/01/03..........................................      475      487,469
Northern Illinois Gas Co.
 5.875%, 05/01/00.........................................      500      500,000
 6.45%, 08/01/01..........................................    2,500    2,575,000
                                                                    ------------
                                                                       6,723,719
                                                                    ------------
Utilities--Telephone -- 0.7%
Ameritech Capital Funding
 6.125%, 10/15/01.........................................    1,200    1,230,000
                                                                    ------------
 TOTAL CORPORATE BONDS
 (Cost $49,794,198).......................................            50,918,369
                                                                    ------------

                                                            Par
                                                           (000)     Value
                                                          ------- ------------

ASSET BACKED SECURITIES -- 8.6%
Auto Loan -- 3.4%
Banc One Auto Grantor Trust
 6.27%, 11/20/03........................................  $ 1,797 $  1,820,505
Ford Credit Auto Owner Trust
 6.75%, 09/15/00........................................    2,000    2,020,920
Premier Auto Trust
 6.575%, 10/06/00.......................................    1,500    1,510,410
                                                                  ------------
                                                                     5,351,835
                                                                  ------------
Credit Card -- 2.7%
Citibank Credit Card Master Trust
 6.839%, 02/10/04.......................................    4,250    4,319,573
                                                                  ------------
Recreational Vehicles -- 1.9%
CIT RV Trust
 5.99%, 05/15/09........................................    3,000    3,022,500
                                                                  ------------
Utility -- 0.6%
California Infrastructure
 6.17%, 03/25/03........................................    1,000    1,013,200
                                                                  ------------
 TOTAL ASSET-BACKED SECURITIES
 (Cost $13,596,270).....................................            13,707,108
                                                                  ------------
U.S. TREASURY OBLIGATIONS -- 36.9%
U.S. Treasury Notes
 5.50%, 02/28/99........................................    6,500    6,515,275
 7.00%, 04/15/99........................................    6,500    6,557,785
 6.50%, 04/30/99........................................    1,000    1,007,950
 6.875%, 07/31/99.......................................    1,000    1,014,070
 7.50%, 10/31/99........................................   13,000   13,324,740
 5.875%, 11/15/99.......................................    4,000    4,044,440
 5.375%, 01/31/00.......................................    5,000    5,041,450
 7.125%, 02/29/00.......................................    5,500    5,664,395
 6.375%, 05/15/00.......................................    2,000    2,049,080
 6.25%, 05/31/00........................................    3,500    3,582,110
 6.00%, 08/15/00........................................    2,035    2,080,726
 6.50%, 05/31/01........................................    4,040    4,217,194
 6.125%, 12/31/01.......................................    3,000    3,127,260
                                                                  ------------
 TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $57,099,614).....................................            58,226,475
                                                                  ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           LIMITED MATURITY BOND FUND
                      Statement of Net Assets -- Concluded
                               November 30, 1998
                                  (Unaudited)

                                                              Par
                                                             (000)     Value
                                                            ------- ------------

REPURCHASE AGREEMENTS -- 4.0%
Morgan Stanley & Co., Inc.
 (Agreement dated 11/30/98 to be repurchased at
  $3,000,426.67 collateralized by $2,190,000 (Value
  $3,066,966.07) U.S. Treasury Notes, 12.00%, due 5/15/05)
 5.12%, 12/01/98..........................................  $ 3,000 $  3,000,000
NationsBanc Montgomery Securities LLC
 (Agreement dated 11/30/98 to be repurchased at
  $3,251,465.07 collateralized by $3,130,000 (Value
  $3,324,157.81) U.S. Treasury Notes, 5.75%, due 8/15/03)
 5.15%, 12/01/98..........................................    3,251    3,251,000
                                                                    ------------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $6,251,000)........................................             6,251,000
                                                                    ------------

                                                          Number of
                                                           Shares      Value
                                                          --------- ------------
INVESTMENT COMPANIES -- 3.8%
Goldman Sachs Financial Square Prime Obligations Fund...    2,000   $  2,000,000
Temporary Investment Fund--TempFund.....................    4,000      4,000,000
                                                                    ------------
 TOTAL INVESTMENT COMPANIES
 (Cost $6,000,000)......................................               6,000,000
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES -- 99.4%
 (Cost $154,304,962*) .............................................  157,057,170
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6% .....................      877,754
                                                                    ------------
NET ASSETS -- 100.0%
 (equivalent to $10.56 per share based on 14,957,561 shares
  outstanding)..................................................... $157,934,924
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($157,934,924 / 14,957,561).......................................       $10.56
                                                                          ======

--------
* Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost................................... $2,753,400
   Excess of tax cost over value................................... $   (1,192)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             TOTAL RETURN BOND FUND
                            Statement of Net Assets
                               November 30, 1998
                                  (Unaudited)

                                                          Par
                                                         (000)     Value
                                                        ------- ------------

AGENCY OBLIGATIONS -- 47.5%
Federal Home Loan Bank -- 1.9%
Mortgage Backed Securities
 6.185%, 06/07/00...................................... $ 1,500 $  1,528,485
 5.125%, 09/15/03......................................     500      502,380
                                                                ------------
                                                                   2,030,865
                                                                ------------
Federal Home Loan Mortgage Corp. -- 8.4%
Debentures
 7.30%, 08/24/06.......................................   1,000    1,056,880
Mortgage Backed Securities
 6.25%, 12/15/16 (Pool #C2018PA).......................     250      255,150
 6.175%, 08/15/18 (Pool #2035).........................     500      517,905
 6.50%, 09/01/24 (Pool #G00320)........................   2,431    2,451,602
 7.50%, 07/01/26 (Pool #D72963)........................     292      300,684
 7.50%, 10/01/27 (Pool #D82914)........................     319      327,768
 6.50%, 10/01/27 (Pool #D83095)........................      41       41,379
 6.50%, 10/01/27 (Pool #D83337)........................     980      988,475
 6.50%, 10/01/27 (Pool #C00561)........................      33       33,657
 7.00%, 11/01/27 (Pool #D83947)........................   2,048    2,092,586
 6.00%, 05/01/28 (Pool #786307)........................     914      934,204
                                                                ------------
                                                                   9,000,290
                                                                ------------
Federal National Mortgage Association -- 21.9%
Debentures
 6.30%, 12/03/01.......................................     600      600,030
 5.875%, 02/02/06......................................   2,750    2,868,030
Medium Term Notes
 6.50%, 12/27/01.......................................     250      253,880
 7.14%, 03/12/07.......................................     245      259,592
 7.00%, 08/27/12.......................................   1,000    1,080,040
Mortgage Backed Securities
 7.00%, 04/01/04 (Pool #377898)........................     229      233,756
 7.50%, 10/01/07 (Pool #177233)........................     139      143,099
 6.00%, 01/01/09 (Pool #265989)........................   1,375    1,377,325
 7.00%, 04/01/11 (Pool #338884)........................     517      528,780
 5.70%, 06/25/17 (Pool #X-225C)........................     871      869,295
 6.00%, 11/18/17 (Pool #1998-26).......................   1,250    1,250,138
 7.50%, 08/01/26 (Pool #349416)........................     231      237,546
 8.00%, 09/01/26 (Pool #250675)........................     438      453,838
 7.00%, 04/01/27 (Pool #313458)........................     641      654,897
 5.982%, 04/01/27 (Pool #378044).......................   1,775    1,816,442
 8.00%, 08/01/27 (Pool #392496)........................     626      648,567
 8.00%, 09/01/27 (Pool #398392)........................      57       59,265

                                                             Par
                                                            (000)     Value
                                                           ------- ------------

AGENCY OBLIGATIONS -- Continued
Federal National Mortgage Association -- Continued
 8.00%, 10/01/27 (Pool # 331320).......................... $   142 $    147,335
 7.50%, 10/01/27 (Pool #395593)...........................     843      867,585
 8.00%, 10/01/27 (Pool #395770)...........................      18       18,869
 7.50%, 10/01/27 (Pool #396031)...........................     954      981,445
 7.00%, 10/01/27 (Pool #398928)...........................     335      341,748
 6.50%, 10/01/27 (Pool #399065)...........................     454      457,614
 8.00%, 10/01/27 (Pool #399081)...........................     796      824,399
 8.00%, 10/01/27 (Pool #402178)...........................     433      448,707
 7.00%, 11/01/27 (Pool #251286)...........................     877      895,642
 6.50%, 11/01/27 (Pool #402786)...........................     181      182,418
 6.50%, 12/01/27 (Pool #354802)...........................     633      638,157
 6.50%, 01/01/28 (Pool #406700)...........................   1,811    1,825,057
 6.00%, 10/01/28 (Pool #445789)...........................     999      986,940
 6.50%, 12/10/28 (Pool #TBA)..............................   1,500    1,507,031
                                                                   ------------
                                                                     23,457,467
                                                                   ------------
Government National Mortgage Association -- 14.3%
Mortgage Backed Securities
 9.00%, 05/15/16 (Pool #163606)...........................      18       18,735
 9.00%, 11/15/16 (Pool #181127)...........................     191      203,268
 9.00%, 11/15/16 (Pool #183984)...........................       5        4,876
 9.00%, 01/15/17 (Pool #175218)...........................       4        4,347
 8.00%, 05/15/17 (Pool #180719)...........................      55       57,666
 8.00%, 05/15/17 (Pool #217626)...........................     107      111,815
 9.00%, 09/15/17 (Pool #222594)...........................      78       83,163
 9.00%, 04/15/18 (Pool #236277)...........................      16       16,663
 10.00%, 09/15/18 (Pool #255652)..........................      27       29,050
 10.00%, 05/15/19 (Pool #274305)..........................      37       40,812
 9.00%, 11/15/19 (Pool #247019)...........................      86       92,102
 9.00%, 06/15/21 (Pool #305720)...........................      96      102,028
 9.00%, 06/15/21 (Pool #309078)...........................     176      187,493
 9.00%, 07/15/21 (Pool #309027)...........................      80       85,494
 9.00%, 07/15/21 (Pool #309084)...........................     108      115,291
 9.00%, 08/15/21 (Pool #296154)...........................     105      112,205
 9.00%, 08/15/21 (Pool #306259)...........................     114      121,425
 9.00%, 09/15/21 (Pool #272061)...........................      51       54,725
 9.00%, 09/15/21 (Pool #305911)...........................      74       78,981
 9.00%, 09/15/21 (Pool #308283)...........................     140      149,498
 9.00%, 09/15/21 (Pool #308920)...........................     115      122,367
 9.00%, 09/15/21 (Pool #313023)...........................      32       34,009
 9.00%, 09/15/21 (Pool #314939)...........................      40       42,107
 8.00%, 02/15/23 (Pool #332531)...........................   1,406    1,464,410
 7.00%, 05/20/24 (Pool #1716).............................     183      186,857

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             TOTAL RETURN BOND FUND
                      Statement of Net Assets -- Continued
                               November 30, 1998
                                  (Unaudited)

                                                              Par
                                                             (000)     Value
                                                            ------- ------------

AGENCY OBLIGATIONS -- Continued
Government National Mortgage Association -- Continued
 7.00%, 10/15/25 (Pool #409958)...........................  $   399 $    408,953
 7.00%, 01/15/26 (Pool #382719)...........................      339      347,465
 7.00%, 01/15/26 (Pool #422404)...........................      297      303,869
 6.50%, 02/15/26 (Pool #405214)...........................      146      147,650
 7.00%, 02/15/26 (Pool #421686)...........................    1,002    1,026,994
 6.50%, 02/15/26 (Pool #425085)...........................      112      113,041
 6.50%, 03/15/26 (Pool #395468)...........................      203      205,720
 7.00%, 01/15/27 (Pool #436748)...........................      416      425,822
 7.00%, 02/15/27 (Pool #428935)...........................      408      418,513
 7.00%, 08/15/27 (Pool #443508)...........................      320      327,711
 8.50%, 08/15/27 (Pool #453213)...........................      402      425,649
 6.50%, 08/20/27 (Pool #80104)............................    1,689    1,712,822
 8.00%, 09/15/27 (Pool #453740)...........................      251      261,555
 7.00%, 09/15/27 (Pool #453980)...........................      327      335,358
 7.00%, 09/15/27 (Pool #454825)...........................       34       35,345
 7.00%, 10/15/27 (Pool #445227)...........................      335      343,020
 7.00%, 10/15/27 (Pool #453576)...........................      110      113,025
 7.00%, 10/15/27 (Pool #455319)...........................      294      301,716
 7.00%, 11/15/27 (Pool #452737)...........................      447      458,093
 7.00%, 12/15/27 (Pool #443780)...........................      416      426,676
 7.00%, 04/15/28 (Pool #471672)...........................       61       62,350
 6.50%, 07/15/28 (Pool #468090)...........................      986      996,834
 6.00%, 08/15/28 (Pool #465553)...........................      549      544,783
 6.00%, 08/15/28 Pool #471573)............................      156      154,645
 6.00%, 09/15/28 Pool #488125)............................      304      301,267
 6.50%, 12/17/28 (Pool #TBA)..............................    1,500    1,512,656
                                                                    ------------
                                                                      15,230,919
                                                                    ------------
Tennessee Valley Authority -- 1.0%
Debentures
 6.00%, 11/01/00..........................................    1,000    1,017,500
                                                                    ------------
 TOTAL AGENCY OBLIGATIONS
 (Cost $49,641,383).......................................            50,737,041
                                                                    ------------
CORPORATE BONDS -- 19.6%
Automotive -- 1.9%
General Motors Acceptance Corp.
 6.375%, 12/01/01.........................................    2,000    2,045,000
                                                                    ------------
Banking and Financial Services -- 7.2%
American Express
 6.25%, 08/10/05..........................................    1,000    1,012,500

                                                           Par
                                                          (000)     Value
                                                         ------- ------------

CORPORATE BONDS -- Continued
Banking and Financial Services -- Continued
Associates Corp.
 6.25%, 11/01/08........................................ $ 1,000 $  1,031,250
Chrysler Financial Corp.
 5.88%, 12/21/98........................................     800      800,388
CIT Group
 5.625%, 10/15/03.......................................   1,000      990,000
Ford Motor Credit Corp.
 8.00%, 01/15/99........................................     325      326,080
General Motors Acceptance Corp.
 7.125%, 05/01/01.......................................     400      414,500
Merrill Lynch
 6.000%, 02/12/03.......................................   1,000    1,023,750
SunTrust Banks, Inc.
 6.250%, 06/01/08.......................................   2,000    2,085,000
                                                                 ------------
                                                                    7,683,468
                                                                 ------------
Beverages -- 1.4%
Anheuser Busch Co., Inc.
 6.75%, 06/01/05........................................     500      522,500
Coca-Cola Enterprises, Inc.
 5.75%, 11/01/08........................................   1,000      997,500
                                                                 ------------
                                                                    1,520,000
                                                                 ------------
Electrical and Electronic -- 4.4%
IBM Corp.
 6.50%, 01/15/28........................................   2,500    2,656,250
Motorola
 5.80%, 10/15/08........................................   1,000    1,017,500
 6.50%, 11/15/28........................................   1,050    1,084,125
                                                                 ------------
                                                                    4,757,875
                                                                 ------------
Foreign Agencies -- 3.0%
Republic of Korea
 8.875%, 04/15/08.......................................   1,750    1,756,563
Manitoba Province Canada
 6.125%, 01/19/04.......................................   1,000    1,038,750
Mexico
 6.25%, 12/31/19........................................     500      386,875
                                                                 ------------
                                                                    3,182,188
                                                                 ------------
Petroleum -- 0.2%
Mobil Oil Co.
 9.17%, 02/29/00........................................     221      223,208
                                                                 ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             TOTAL RETURN BOND FUND
                      Statement of Net Assets -- Concluded
                               November 30, 1998
                                  (Unaudited)

                                                            Par
                                                           (000)     Value
                                                          ------- ------------

CORPORATE BONDS -- Continued
Transportation & Shipping -- 1.0%
Union Pacific
 7.25%, 11/01/08........................................  $ 1,000 $  1,040,000
                                                                  ------------
Utilities--Electric -- 0.5%
Duke Power Co.
 7.50%, 04/01/99........................................      500      503,750
                                                                  ------------
 TOTAL CORPORATE BONDS
 (Cost $20,272,001).....................................            20,955,489
                                                                  ------------
ASSET BACKED SECURITIES -- 9.6%
Auto Loan -- 5.1%
BancOne Auto Grantor Trust
 6.27%, 11/20/03........................................    1,320    1,336,771
Barnett Auto Trust
 6.03%, 11/15/01........................................    2,400    2,453,304
Chase Manhattan Grantor Trust
 6.00%, 09/17/01........................................      416      416,624
Premier Auto Trust
 6.35%, 04/06/02........................................    1,170    1,202,876
                                                                  ------------
                                                                     5,409,575
                                                                  ------------
Credit Card -- 4.5%
Chase Credit Card Master Trust
 6.30%, 04/15/03........................................    1,000    1,016,020
Citibank Credit Card Master Trust
 6.839%, 02/10/04.......................................    3,750    3,811,388
                                                                  ------------
                                                                     4,827,408
                                                                  ------------
 TOTAL ASSET-BACKED SECURITIES
 (Cost $10,108,302).....................................            10,236,983
                                                                  ------------
U.S. TREASURY OBLIGATIONS -- 12.5%
U.S. Treasury Notes
 5.125%, 12/31/98.......................................    1,000    1,000,712
 6.50%, 04/30/99........................................    1,100    1,108,745
 4.75%, 11/15/08........................................    2,150    2,152,688
U.S. Treasury Bonds
 8.00%, 11/15/21........................................    1,000    1,349,500
 6.25%, 08/15/23........................................    1,500    1,690,395
 6.875%, 08/15/25.......................................    3,100    3,787,920
 6.125%, 11/15/27.......................................    2,000    2,258,920
                                                                  ------------
 TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $11,912,066).....................................            13,348,880
                                                                  ------------

                                                              Par
                                                             (000)     Value
                                                            ------- ------------

REPURCHASE AGREEMENTS -- 9.6%
Morgan Stanley & Co., Inc.
 (Agreement dated 11/30/98 to be repurchased at
  $10,319,467 collateralized by $9,745,000 (Value
  $10,529,496) U.S. Treasury Notes, 8%, due 5/15/01)
 5.12%, 12/01/98..........................................  $10,318 $ 10,318,000
                                                                    ------------
 TOTAL REPURCHASE AGREEMENT
 (Cost $10,318,000).......................................            10,318,000
                                                                    ------------

                                                         Number of
                                                          Shares      Value
                                                         ---------    -----
INVESTMENT COMPANY -- 3.6%
Goldman Sachs Financial Square Prime Obligations Fund..  3,830,705    3,830,705
                                                                   ------------
 TOTAL INVESTMENT COMPANY
 (Cost $3,830,705).....................................               3,830,705
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES -- 102.4%
 (Cost $106,082,457*)............................................   109,427,098
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.4)%..................    (2,573,609)
                                                                   ------------
NET ASSETS -- 100.0%
 (equivalent to $10.19 per share based on 10,490,987 shares
 outstanding)....................................................  $106,853,489
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($106,853,489 / 10,490,987).....................................        $10.19
                                                                         ======

--------
* Cost for Federal income tax purposes is $106,152,707. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost................................. $  3,324,564
   Excess of tax cost over value................................. $    (50,173)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         MARYLAND TAX-EXEMPT BOND FUND
                            Statement of Net Assets
                               November 30, 1998
                                  (Unaudited)

                                                             Par
                                                            (000)     Value
                                                           ------- -----------

MARYLAND -- 99.0%
Allegany County, PCRB, Westvaco Corp. Project
 5.90%, 07/01/04.......................................... $   200 $   216,500
Annapolis, GO, CPI
 5.00%, 11/01/16..........................................     440     448,800
Anne Arundel County, GO, CGI
 5.30%, 07/15/12..........................................     400     419,000
Baltimore City, GO, CPI, INS: FGIC
 5.00%, 10/15/16..........................................     500     507,500
Baltimore City, RB, Waste Water Project, INS: FGIC
 5.50%, 07/01/26..........................................     300     315,750
Baltimore County, GO, Refunding --CPI
 5.20%, 04/01/09..........................................     400     420,500
Calvert County, GO
 5.05%, 01/01/01..........................................     850     874,437
Carroll County, GO, CPI
 4.80%, 12/01/12..........................................     855     879,581
Charles County, GO
 6.25%, 06/01/02..........................................     500     540,625
 4.40%, 06/01/03..........................................     350     358,750
Frederick County, GO
 5.00%, 08/01/09..........................................     500     525,000
 4.20%, 07/01/11..........................................     500     489,375
Harford County, GO, CPI, UT
 5.60%, 09/01/06..........................................     325     348,969
 5.00%, 12/01/14..........................................     250     257,812
Howard County, GO, CPI, Prerefunded @ 102
 5.25%, 08/15/09..........................................     180     194,175
Howard County, GO, CPI, Unrefunded Balance
 5.25%, 08/15/09..........................................     220     234,300
Howard County, GO, CPI
 5.25%, 08/15/12..........................................     250     269,062
Maryland National Capital Park & Planning Commission --
  Prince George's County, GO
 6.90%, 07/01/99..........................................     250     255,375

                                                             Par
                                                            (000)     Value
                                                           ------- -----------

MARYLAND -- Continued
Maryland National Capital Park & Planning Commission --
  Prince George's County, GO, Prerefunded @ 102
 5.15%, 07/01/11.......................................... $    10 $    10,712
Maryland National Capital Park & Planning Commission --
 Prince George's County, GO, Unrefunded Balance
 5.15%, 07/01/11..........................................     290     301,962
Maryland State & Local Facilities, GO
 4.75%, 03/01/05..........................................     750     785,625
Maryland State Community Development, RB, Administration
 Department of Housing & Community Development
 5.00%, 01/01/05..........................................     860     894,400
 5.125%, 06/01/17.........................................     325     328,656
 5.05%, 05/15/18..........................................     250     250,625
 5.15%, 06/01/22..........................................     390     393,900
Maryland State Health & Higher Educational Facilities
 Authority, RB, Anne Arundel County Medical Center, INS:
 FSA
 5.125%, 07/01/28.........................................     865     876,894
Maryland State Health & Higher Educational Facilities
 Authority, RB, College of Notre Dame, INS: MBIA
 4.45%, 10/01/12..........................................     290     287,463
Maryland State Health & Higher Educational Facilities
 Authority, RB, Francis Scott Key Medical Center, INS:
 FGIC
 5.00%, 07/01/23..........................................     400     400,500
Maryland State Health & Higher Educational Facilities
 Authority, RB, Howard County General Hospital, ETM
 5.50%, 07/01/21..........................................     335     355,937

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         MARYLAND TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Continued
                               November 30, 1998
                                  (Unaudited)

                                                              Par
                                                             (000)     Value
                                                            ------- -----------

MARYLAND -- Continued
Maryland State Health & Higher Educational Facilities
 Authority, RB, Johns Hopkins Hospital
 5.00%, 07/01/23..........................................  $   300 $   296,625
Maryland State Health & Higher Educational Facilities
 Authority, RB, Johns Hopkins University
 5.25%, 07/01/17..........................................      500     513,750
Maryland State Health & Higher Educational Facilities
 Authority, RB, Loyola College, INS: MBIA
 5.375%, 10/01/26.........................................      550     571,312
Maryland State Health & Higher Educational Facilities
 Authority, RB, University of Maryland Medical System,
 INS: FGIC
 5.40%, 07/01/07..........................................      300     322,125
Maryland State Stadium Authority Sports Facilities, RB
 5.300%, 03/01/01.........................................      660     683,100
Maryland State Stadium Authority Lease Revenue, RB, Ocean
 City Convention Center
 5.375%, 12/15/15.........................................      400     412,000
Maryland State Transportation Authority, RB
 4.60%, 12/15/02..........................................      500     516,875
 5.50%, 07/01/03..........................................      800     854,000
 5.75%, 07/01/15..........................................      150     154,688
Maryland Water Quality Financing Administration, RB,
 Revolving Loan Fund
 5.50%, 09/01/11..........................................      200     211,750
 5.40%, 09/01/12..........................................      300     311,250
Montgomery County, GO, CPI
 4.875%, 05/01/09.........................................      350     372,313
 4.90%, 10/01/10..........................................      500     519,375
Montgomery County Revenue Authority, RB, Olney Indoor Swim
 Project
 5.25%, 10/01/12..........................................      250     260,625

                                                               Par
                                                              (000)     Value
                                                             ------- -----------

MARYLAND -- Continued
Montgomery County, RB, Housing Opportunity Community
 Housing Multi-Family, Avalon Knoll, FNMA COLL
 5.70%, 07/01/10...........................................  $   150 $   160,688
Prince George's County, GO, CPI, INS: MBIA
 5.25%, 03/15/03...........................................      500     528,125
 5.25%, 03/15/15...........................................      400     418,000
Saint Mary's County, GO, CPI, INS: MBIA
 4.10%, 07/01/00...........................................      550     556,188
 4.60%, 09/01/04...........................................      500     518,125
University of Maryland System Auxiliary Facilities &
 Tuition RB
 5.000%, 04/01/05..........................................      250     264,375
 5.125%, 04/01/13..........................................      400     413,000
Washington County, GO, Refunding-- CPI UT, INS: FGIC
 5.25%, 01/01/06...........................................      200     212,750
Washington Suburban Sanitary District, GO, General
 Construction
 5.10%, 06/01/16...........................................      300     308,250
Washington Suburban Sanitary District, GO, Water Supply
 5.25%, 06/01/16...........................................      250     267,188
Wicomico County, GO, CPI, INS: MBIA
 3.75%, 12/01/98...........................................      500     500,007
Worcester County, GO, CPI
 5.00%, 08/01/99...........................................      500     506,050
                                                                     -----------
 TOTAL MUNICIPAL BONDS
 (Cost $22,465,643)........................................           23,094,719
                                                                     -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         MARYLAND TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Concluded
                               November 30, 1998
                                  (Unaudited)

                                                            Number
                                                           of Shares    Value
                                                           --------- -----------

INVESTMENT COMPANIES -- 0.8%
Goldman Sachs Financial Square Tax-Free Money Market
 Fund....................................................   105,651  $   105,651
Municipal Fund for Temporary Investments--MuniFund.......    71,633       71,633
                                                                     -----------
 TOTAL INVESTMENT COMPANIES
 (Cost $177,284).........................................                177,284
                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES -- 99.8%
 (Cost $22,642,927*)................................................  23,272,003
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%.......................      46,687
                                                                     -----------
NET ASSETS -- 100.0%
 (equivalent to $10.95 per share based on 2,130,078 shares
 outstanding)....................................................... $23,318,690
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($23,318,690 / 2,130,078)..........................................      $10.95
                                                                          ======

--------
* Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost..................................... $639,292
   Excess of tax cost over value..................................... $(10,216)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                       INTERMEDIATE TAX-EXEMPT BOND FUND
                            Statement of Net Assets
                               November 30, 1998
                                  (Unaudited)

                                                              Par
                                                             (000)     Value
                                                             ------ -----------

Connecticut -- 1.1%
Connecticut State, GO
 5.50%, 10/01/00...........................................  $1,000 $ 1,036,250
                                                                    -----------
Delaware -- 2.2%
Delaware State, GO
 5.00%, 04/01/01...........................................   2,000   2,060,000
                                                                    -----------
District of Columbia -- 3.5%
District of Columbia, RB, Howard University, INS: MBIA
 5.25%, 10/01/02...........................................   3,040   3,207,200
                                                                    -----------
Florida -- 6.7%
Broward County Water & Sewer, RB, INS: AMBAC
 4.30%, 10/01/00...........................................   2,500   2,540,625
Florida Gas Utility, RB, INS: FSA
 4.00%, 12/01/04...........................................   1,790   1,794,475
Jacksonville Electric Authority, RB, St Johns River
 6.40%, 10/01/00...........................................   1,750   1,848,438
                                                                    -----------
                                                                      6,183,538
                                                                    -----------
Georgia -- 6.1%
Fulton County, GO
 4.70%, 01/01/02...........................................   1,300   1,335,750
Private Colleges & Universities Authority, RB, Emory
 University
 5.375%, 11/01/05..........................................   4,000   4,325,000
                                                                    -----------
                                                                      5,660,750
                                                                    -----------
Illinois -- 4.7%
Illinois State Civic Center, RB, INS: AMBAC
 5.00%, 12/15/07...........................................   2,105   2,236,563
Illinois State, GO, INS: FGIC
 5.25%, 07/01/02...........................................   2,000   2,102,500
                                                                    -----------
                                                                      4,339,063
                                                                    -----------
Kentucky -- 2.3%
Kentucky State Turnpike Authority, RB, Economic Development
 Road Revenue, INS: AMBAC
 5.00%, 07/01/02...........................................   2,000   2,087,500
                                                                    -----------

                                                              Par
                                                             (000)     Value
                                                             ------ -----------

Louisiana -- 2.3%
Louisiana State, GO, INS: FGIC
 5.50%, 04/15/02...........................................  $2,000 $ 2,107,500
                                                                    -----------
Maryland -- 6.0%
Calvert County, GO
 5.05%, 01/01/01...........................................     150     154,313
Howard County, GO, CPI, Prerefunded @ 100
 5.75%, 02/15/02...........................................   1,000   1,046,250
Maryland State, GO, State & Local Facilities
 5.20%, 10/15/01...........................................   1,000   1,043,750
 5.00%, 03/15/00...........................................   2,000   2,042,500
Maryland State Stadium Authority Sports, RB
 5.30%, 03/01/01...........................................     600     621,000
Maryland Transportation Authority, RB
 5.50%, 07/01/03...........................................     200     213,500
St. Mary's County, GO, Public Facilities and Hospital, INS:
 AMBAC
 4.10%, 07/01/00...........................................     450     455,063
                                                                    -----------
                                                                      5,576,376
                                                                    -----------
Massachusetts -- 7.6%
Massachusetts State, GO, Construction Loan, INS: MBIA
 5.00%, 01/01/01...........................................   1,420   1,459,050
Massachusetts State, GO, Construction Loan, INS: FGIC
 5.00%, 06/01/01...........................................   1,260   1,300,950
Massachusetts State, GO
 5.50%, 11/01/01...........................................   1,000   1,051,250
Massachusetts Highway Grant Anticipation Note, RB
 5.25%, 06/15/08...........................................   3,000   3,236,250
                                                                    -----------
                                                                      7,047,500
                                                                    -----------
Michigan -- 7.5%
East China School District, GO, INS: FGIC
 5.00%, 05/01/07...........................................   2,000   2,122,500

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                       INTERMEDIATE TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Continued
                               November 30, 1998
                                  (Unaudited)

                                                             Par
                                                            (000)     Value
                                                            ------ -----------

Michigan -- Continued
Michigan Municipal Bond Authority, RB, Pooled Project
 5.75%, 10/01/05........................................... $2,120 $ 2,332,000
Michigan State University, RB
 5.00%, 08/15/07...........................................  2,380   2,525,775
                                                                   -----------
                                                                     6,980,275
                                                                   -----------
Minnesota -- 1.1%
St Paul, GO
 5.40%, 03/01/99...........................................  1,000   1,005,620
                                                                   -----------
Missouri -- 1.2%
Kansas City, RB, Water
 5.60%, 12/01/01...........................................  1,020   1,074,825
                                                                   -----------
New Mexico -- 5.5%
Albuquerque Water & Sewer, RB
 5.50%, 07/01/01...........................................  1,000   1,045,000
New Mexico Highway, RB
 4.25%, 06/15/05...........................................  4,090   4,090,000
                                                                   -----------
                                                                     5,135,000
                                                                   -----------
New York -- 3.5%
New York State, GO
 5.00%, 09/15/04...........................................  3,100   3,258,875
                                                                   -----------
North Carolina -- 2.3%
Greensboro, GO, CPI, Prerefunded @102
 6.25%, 03/01/02...........................................  1,000   1,096,250
Wake County, GO
 4.80%, 03/01/02...........................................  1,000   1,035,000
                                                                   -----------
                                                                     2,131,250
                                                                   -----------
Ohio -- 1.1%
Ohio State Public Facilities Commission, RB, Higher
 Educational Capital Facilities
 4.75%, 05/01/01...........................................  1,000   1,026,250
                                                                   -----------
Pennsylvania -- 7.4%
Bristol Township School District, GO, Prerefunded @ 102,
 INS: MBIA
 6.625%, 02/15/12..........................................  2,000   2,210,000

                                                               Par
                                                              (000)     Value
                                                              ------ -----------

Pennsylvania -- Continued
Pennsylvania State Higher Education, RB, Temple University,
 INS: MBIA
 5.00%, 04/01/05............................................  $2,005 $ 2,110,263
Pennsylvania State, GO
 4.625%, 05/01/00...........................................   1,000   1,016,250
Pennsylvania State, GO, INS: AMBAC
 5.125%, 03/15/02...........................................   1,440   1,503,000
                                                                     -----------
                                                                       6,839,513
                                                                     -----------
South Carolina -- 2.8%
South Carolina Transportation, RB, INS: MBIA
 5.00%, 10/01/04............................................   2,495   2,638,461
                                                                     -----------
Texas -- 3.4%
Harris County, GO, Permanent Improvement
 5.80%, 10/01/99............................................   1,000   1,022,180
San Antonio Electric & Gas, RB
 5.00%, 02/01/05............................................   2,000   2,102,500
                                                                     -----------
                                                                       3,124,680
                                                                     -----------
Utah -- 4.3%
Alpine School District, GO
 5.40%, 03/15/04............................................   3,820   3,977,575
                                                                     -----------
Virginia -- 1.1%
Virginia State Transportation Board, RB, Route 28 Project
 5.80%, 04/01/01............................................   1,000   1,046,250
                                                                     -----------
Washington -- 8.9%
King County School District, Number 403 Renton, GO
 4.75%, 06/01/04............................................   3,910   4,051,737
Washington State, GO
 6.60%, 02/01/02............................................   1,000   1,085,000
 5.500%, 09/01/03...........................................   2,900   3,110,250
                                                                     -----------
                                                                       8,246,987
                                                                     -----------
Wisconsin -- 3.0%
Fox Valley Technical College, GO
 4.60%, 04/01/07............................................   2,690   2,767,337
                                                                     -----------
 TOTAL MUNICIPAL BONDS
 (Cost $87,182,367).........................................          88,558,575
                                                                     -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                       INTERMEDIATE TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Concluded
                               November 30, 1998
                                  (Unaudited)

                                                           Number
                                                          of Shares    Value
                                                          --------- -----------

INVESTMENT COMPANIES -- 5.9%
Goldman Sachs Financial Square Tax-Free Money Market
 Fund...................................................  3,970,632 $ 3,970,632
Municipal Fund for Temporary Investments--MuniFund......  1,488,764   1,488,764
                                                                    -----------
 TOTAL INVESTMENT COMPANIES
 (Cost $5,459,396)......................................              5,459,396
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES -- 101.5%
 (Cost $92,641,763*)...............................................  94,017,971
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.5)%....................  (1,394,511)
                                                                    -----------
NET ASSETS -- 100.0%
 (equivalent to $10.14 per share based on 9,132,350 shares
 outstanding)...................................................... $92,623,460
                                                                    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($92,623,460 / 9,132,350).........................................      $10.14
                                                                         ======

* Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost................................... $1,479,056
   Excess of tax cost over value................................... $ (102,848)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                            Statement of Net Assets
                               November 30, 1998
                                  (Unaudited)

                                                             Par
                                                            (000)     Value
                                                           ------- ------------

Arizona -- 3.3%
Phoenix Civic Improvement Corp, Waste Water System Lease,
 RB
 5.70%, 07/01/03.........................................  $ 5,580 $  5,998,500
                                                                   ------------
Colorado -- 0.9%
Colorado Springs, RB, Utility Revenue, ETM
 5.875%, 11/15/17........................................    1,500    1,698,750
                                                                   ------------
Delaware -- 1.0%
Delaware State Economic Development Authority, RB,
 Osteopathic Hospital Assoc., ETM
 6.75%, 01/01/13.........................................    1,500    1,768,125
                                                                   ------------
Florida -- 4.5%
Brevard County, GO, INS: AMBAC
 5.375%, 09/01/11........................................    1,180    1,299,475
Florida State, GO, Jacksonville Transportation,
 Prerefunded @ 101
 6.40%, 07/01/22.........................................    2,500    2,746,875
Florida State Board of Education, GO, Public Education
 5.50%, 06/01/14.........................................    1,860    1,969,275
Seacoast Florida Authority Water & Sewer, RB, INS: FGIC
 5.50%, 03/01/16.........................................    2,000    2,190,000
                                                                   ------------
                                                                      8,205,625
                                                                   ------------
Illinois -- 2.5%
Illinois Education Facility Authority, The Art Institute
 of Chicago, RB
 4.65%, 03/01/30.........................................    2,405    2,405,000
Illinois State, GO, Prerefunded @102
 6.60%, 06/01/09.........................................    2,000    2,177,500
                                                                   ------------
                                                                      4,582,500
                                                                   ------------
Maryland -- 10.3%
Anne Arundel County, GO
 5.00%, 09/01/12.........................................    2,000    2,080,000
Baltimore County, GO, CPI
 5.25%, 06/01/11.........................................    1,000    1,067,500
Baltimore County Metro District, GO
 6.80%, 04/01/00.........................................    1,000    1,045,000

                                                            Par
                                                           (000)     Value
                                                          ------- ------------

Maryland -- Continued
Carroll County, GO, CPI
 5.125%, 12/01/13........................................ $ 1,000 $  1,038,750
Howard County, GO, CPI,
 Partially Prerefunded @102
 5.25%, 02/15/06.........................................   1,670    1,774,375
Howard County, GO,
 Prerefunded @ 102
 5.25%, 08/15/09.........................................     450      485,438
Howard County, GO,
 Unrefunded Balance
 5.25%, 08/15/09.........................................     550      585,750
Maryland National Capital Park & Planning Commission --
 Prince George's County, GO, Prerefunded @ 101
 5.00%, 07/01/08.........................................     190      202,825
Maryland National Capital Park & Planning Commission --
 Prince George's County, GO,
 Unrefunded Balance
 5.00%, 07/01/08.........................................     810      858,600
Maryland State Community Development, RB,
 Administration Department of
 Housing & Community
 Development, Multi-Family
 6.70%, 05/15/27.........................................   1,000    1,068,750
Maryland State Community Development, RB,
 Administration Department of
 Housing & Community
 Development, Single Family
 6.55%, 04/01/17.........................................   1,330    1,418,113
Maryland State Department of Transportation, RB,
 Prerefunded @100.75
 6.10%, 09/01/01.........................................   1,095    1,152,488
Maryland State Health & Higher Education Facilities
 Authority, RB, Anne Arundel Medical Center, INS: FSA
 5.125%, 07/01/28........................................     150      152,063

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Continued
                               November 30, 1998
                                  (Unaudited)

                                                             Par
                                                            (000)     Value
                                                           ------- ------------

Maryland -- Continued
Maryland State Health & Higher Education Facilities
 Authority, RB, Loyola College, INS: MBIA
 5.375%, 10/01/26........................................  $ 2,000 $  2,077,500
Montgomery County, GO, CPI
 5.50%, 04/01/06.........................................    1,000    1,062,500
Prince George's County, RB, Pkg Authority Revenue Justice
 Center Facility Project
 6.35%, 05/01/04.........................................    1,000    1,083,750
Washington Suburban Sanitary District, GO
 5.25%, 06/01/16.........................................    1,400    1,496,250
                                                                   ------------
                                                                     18,649,652
                                                                   ------------
Massachusetts -- 8.6%
Massachusetts Bay Transportation, RB, INS: FGIC
 5.75%, 03/01/10.........................................    4,000    4,495,000
Massachusetts State, GO, Construction Loan
 4.25%, 03/01/99.........................................    2,775    2,782,937
Massachusetts Highway Grant Anticipation Note, RB
 5.25%, 06/15/08.........................................    2,000    2,157,500
Massachusetts State Special Obligation, RB, Prerefunded
 @100, INS: AMBAC
 6.00%, 06/01/02.........................................    3,600    3,870,000
Massachusetts State Water
 Pollution, RB, Abatement
 Pooled Loan Program
 5.70%, 02/01/11.........................................    2,010    2,188,387
                                                                   ------------
                                                                     15,493,824
                                                                   ------------
Michigan -- 1.6%
Michigan State Building Authority, RB, INS: AMBAC
 6.75%, 10/01/07.........................................    1,800    1,964,250
Ypsilanti School District, GO,
 INS: FGIC
 4.50%, 05/01/10.........................................    1,000    1,006,250
                                                                   ------------
                                                                      2,970,500
                                                                   ------------

                                                            Par
                                                           (000)     Value
                                                          ------- ------------

Minnesota -- 1.2%
Minneapolis Special School District No. 001, GO
 5.00%, 02/01/04......................................... $ 1,000 $  1,048,750
Minnesota State, GO, Prerefunded
 6.00%, 10/01/04.........................................   1,000    1,085,000
                                                                  ------------
                                                                     2,133,750
                                                                  ------------
Mississippi -- 1.9%
Mississippi State, GO
 5.25%, 11/01/07.........................................   3,210    3,462,788
                                                                  ------------
Missouri -- 1.6%
Lake of the Ozarks Community Board, RB, Prerefunded @102
 4.00%, 12/01/25.........................................   2,450    2,884,875
                                                                  ------------
Nevada -- 1.0%
Nevada State, Colorado River Commission, RB,
 Prerefunded @ 101
 6.25%, 10/01/03.........................................   1,705    1,862,712
                                                                  ------------
New Jersey -- 3.1%
New Jersey State, GO
 9.40%, 04/01/99.........................................   1,000    1,020,110
New Jersey State Highway Authority, RB, Garden State
 Parkway General Revenue, ETM
 6.00%, 01/01/19.........................................   4,010    4,601,475
                                                                  ------------
                                                                     5,621,585
                                                                  ------------
New Mexico --3.2%
New Mexico Finance Authority, RB, INS: AMBAC
 4.75%, 09/01/07.........................................   2,720    2,822,000
New Mexico State Highway Commission, RB
 4.25%, 06/15/05.........................................   3,000    3,000,000
                                                                  ------------
                                                                     5,822,000
                                                                  ------------
New York -- 8.7%
Municipal Assistance Corp for City of New York, RB
 4.85%, 07/01/01.........................................   3,315    3,406,163
New York State Dorm Authority, RB, INS: MBIA
 5.25%, 08/15/09.........................................   3,040    3,283,200

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Continued
                               November 30, 1998
                                  (Unaudited)

                                                             Par
                                                            (000)     Value
                                                           ------- ------------

New York --
  Continued
New York State Power Authority, RB, General Purpose,
 Prerefunded @102
 5.25%, 01/01/18.........................................  $ 1,375 $  1,471,250
New York State Power Authority, RB, Prerefunded @102,
 INS: FGIC
 5.25%, 01/01/18.........................................    2,250    2,410,312
New York State Power Authority Revenue, RB, INS: FGIC,
 ETM
 5.125%, 01/01/11........................................    1,000    1,067,500
Triborough Bridge & Tunnel Authority, RB, General Purpose
 6.00%, 01/01/12.........................................    2,000    2,297,500
Westchester County, GO
 6.70%, 02/01/05.........................................    1,560    1,797,900
                                                                   ------------
                                                                     15,733,825
                                                                   ------------
North Carolina -- 0.6%
Mecklenburg County, GO
 5.90%, 03/01/04.........................................    1,000    1,072,500
                                                                   ------------
Ohio -- 3.1%
Cleveland Waterworks Revenue, RB, INS: MBIA
 5.50%, 01/01/21.........................................    3,000    3,262,500
Ohio State, GO
 6.65%, 09/01/09.........................................    2,000    2,367,500
                                                                   ------------
                                                                      5,630,000
                                                                   ------------
Oklahoma -- 1.1%
Oklahoma State Turnpike, RB, ETM
 4.70%, 01/01/06.........................................      920      947,600
Tulsa County Home Finance Single Family, RB, INS: FGIC,
 ETM
 6.70%, 08/01/99.........................................    1,050    1,075,190
                                                                   ------------
                                                                      2,022,790
                                                                   ------------
Pennsylvania -- 12.8%
Avonworth School District, GO
 4.25%, 11/15/00.........................................    1,000    1,004,880
Berks County, GO, INS: FGIC
 5.60%, 11/15/08.........................................    1,700    1,782,875

                                                             Par
                                                            (000)     Value
                                                           ------- ------------

Pennsylvania -- Continued
Dauphin County General Authority, RB, School District
 Pooled Program II, INS: AMBAC
 4.45%, 09/01/01.......................................... $ 4,000 $  4,075,000
Jim Thorpe Area School District, GO, INS: MBIA
 5.375%, 03/15/27.........................................   2,000    2,055,000
Pennsylvania Convention Center Authority, RB, INS: FGIC,
 ETM
 6.00%, 09/01/19..........................................   2,675    3,036,125
Pennsylvania State Higher Educational Facilities, RB,
 University of Pennsylvania
 5.90%, 09/01/05..........................................   2,500    2,696,875
Pennsylvania State Higher Educational Facilities, RB,
 Temple University, INS: MBIA
 5.00%, 04/01/05..........................................   2,000    2,105,000
Pittsburgh Water & Sewer, RB,
 INS: FGIC, ETM
 6.00%, 09/01/16..........................................   1,755    2,009,475
York County Solid Waste & Refuse Authority, RB, INS: FGIC
 5.25%, 12/01/08..........................................   3,985    4,308,781
                                                                   ------------
                                                                     23,074,011
                                                                   ------------
Rhode Island -- 0.9%
Rhode Island State, Unrefunded Balance, INS: FGIC
 6.25%, 06/15/07..........................................   1,545    1,682,119
                                                                   ------------
Tennessee -- 1.6%
Knoxville, GO
 5.00%, 05/01/09..........................................   2,820    2,975,100
                                                                   ------------
Texas --
 12.6%
Austin Utility System, RB,
 INS: AMBAC
 6.375%, 11/15/04.........................................   2,850    3,216,937
Conroe Independent School District, GO, INS: PSFG
 5.50%, 08/15/21..........................................   2,900    2,990,625
Dallas Independent School District, GO, Unrefunded
 Balance,
 INS: PSFG
 5.60%, 08/15/04..........................................   1,080    1,155,600

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Concluded
                               November 30, 1998
                                  (Unaudited)

                                                            Par
                                                           (000)     Value
                                                          ------- ------------

Texas -- Continued
El Paso, GO
 5.25%, 08/15/15......................................... $ 2,500 $  2,600,000
San Antonio Electric & Gas, RB, Unrefunded Balance
 6.00%, 02/01/08.........................................   1,785    1,896,562
San Antonio Electric & Gas, RB
 5.125%, 02/01/09........................................   2,000    2,130,000
Texas Public Finance Authority Bldg, RB, INS: AMBAC
 6.10%, 02/01/04.........................................   2,075    2,287,686
Texas Water Development Board, RB
 5.75%, 07/15/09.........................................   2,000    4,285,000
Trinity River Authority Waste Water Systems, RB, INS:
 AMBAC
 5.75%, 08/01/08.........................................   2,000    2,127,500
                                                                  ------------
                                                                    22,689,910
                                                                  ------------
Utah -- 6.0%
Davis County School District, GO
 4.875%, 06/01/05........................................   2,700    2,838,375
Salt Lake City Redevelopment Agency, TAN
 4.35%, 10/01/03.........................................   2,000    2,085,900
Salt Lake City Municipal Building Authority, RB, INS:
 MBIA
 5.00%, 10/01/06.........................................   2,000    3,821,300
Utah County Hospital Revenue, RB, IHC Health, INS: MBIA
 5.25%, 08/15/26.........................................   2,000    2,027,500
                                                                  ------------
                                                                    10,773,075
                                                                  ------------
Virginia -- 2.7%
Norfolk Virginia, GO, INS: MBIA
 5.75%, 06/01/13.........................................   1,500    1,629,375
Virginia State Transportation Board, RB, US Route 58
 5.625%, 05/15/13........................................   3,000    3,172,500
                                                                  ------------
                                                                     4,801,875
                                                                  ------------
Washington -- 5.1%
King County School District,
 No 414 Lake Washington, GO
 5.00%, 12/01/16.........................................   4,020    4,080,300

                                                            Par
                                                           (000)      Value
                                                         --------- ------------

Washington -- Continued
Port Seattle, RB,
 Prerefunded @ 102, INS: MBIA
 6.625%, 08/01/17......................................  $   4,495 $  5,011,925
                                                                   ------------
                                                                      9,092,225
                                                                   ------------
Wisconsin -- 1.8%
Wisconsin State, GO
 5.125%, 11/01/11......................................      3,000    3,183,750
                                                                   ------------
 TOTAL MUNICIPAL BONDS
 (Cost $174,989,779)...................................             183,886,366
                                                                   ------------
                                                          Number
                                                         of Shares
                                                         ---------
INVESTMENT COMPANIES -- 5.7%
Goldman Sachs Financial Square Tax-Free Money Market
 Fund..................................................  3,018,134    3,018,134
Municipal Fund for Temporary Investments -- MuniFund...  7,331,232    7,331,232
                                                                   ------------
 TOTAL INVESTMENT COMPANIES
 (Cost $10,349,366)....................................              10,349,366
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES -- 107.4%
 (Cost $185,339,145*).............................................  194,235,732
LIABILITIES IN EXCESS OF
 OTHER ASSETS -- (7.4)%...........................................  (13,417,620)
                                                                   ------------
NET ASSETS -- 100.0%
 (equivalent to $10.19 per share based on 17,744,513 shares
 outstanding)..................................................... $180,818,112
                                                                   ============
NET ASSET VALUE, OFFERING
 AND REDEMPTION PRICE
 PER SHARE
 ($180,818,112 / 17,744,513)......................................       $10.19
                                                                         ======

--------
* Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost................................... $9,021,173
   Excess of tax cost over value................................... $ (124,586)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            INVESTMENT ABBREVIATIONS

             ADR   American Depository Receipt
             BAN   Bond Anticipation Notes
             CGI   Consolidated General Improvement
             COP   Certificates of Deposit
             CPI   Consolidated Public Improvement
             ETM   Escrowed to Maturity in U.S. Government Obligations
             FGIC  Financial Guaranty Insurance Co.
             FRN   Floating Rate Notes
             GDR   Global Depository Receipt
             GO    General Obligation
             GPI   General Public Improvement
             GTD   Guaranteed
             IDA   Industrial Development Authority
             INS   Insured
             LA    Liquidity Agreement
             LIC   Line of Credit
             LOC   Letter of Credit
             MB    Municipal Bonds
             MBIA  Municipal Bond Investor Association
             MPB   Municipal Put Bonds
             PCR   Pollution Control Revenue
             PCRB  Pollution Control Revenue Bonds
             RAN   Revenue Anticipation Notes
             RB    Revenue Bonds
             SAW   State Aid Withholding
             SPA   Standby Purchase Agreement
             TAN   Tax Anticipation Notes
             TECP  Tax-Exempt Commercial Paper
             TRAN  Tax and Revenue Anticipation Notes
             UT    Unlimited Tax
             VRDN  Variable Rate Demand Notes

                             M.S.D.&T. Funds, Inc.
                            Statements of Operations
                   For the Six Months Ended November 30, 1998
                                  (Unaudited)

                             Prime       Government    Tax-Exempt   Tax-Exempt
                          Money Market  Money Market  Money Market Money Market
                              Fund          Fund          Fund     Fund (Trust)
                          ------------  ------------  ------------ ------------
INVESTMENT INCOME:
 Interest...............  $12,788,214   $10,713,034    $1,557,741   $1,063,389
                          -----------   -----------    ----------   ----------
EXPENSES:
 Investment advisory
  fees..................      582,419       497,401       114,508           --
 Administration fees....      291,209       248,700        57,254       39,197
 Accounting agent fees..       46,594        39,792        13,741        9,407
 Custodian fees.........       16,341        14,360         6,754        5,482
 Directors' fees........        8,956         7,543         1,803        1,146
 Transfer agent fees....       15,052        10,626         9,540        8,869
 Legal..................       25,047        21,079         5,002        3,293
 Audit..................       21,505        18,538         4,307        2,918
 Other..................       38,346        33,532         9,005        6,352
                          -----------   -----------    ----------   ----------
                            1,045,469       891,571       221,914       76,664
 Fees waived by
  Investment Adviser....      (46,594)      (59,688)      (13,741)          --
 Fees waived by
  Administrator.........     (125,247)      (85,782)      (36,412)      (7,678)
                          -----------   -----------    ----------   ----------
   TOTAL EXPENSES.......      873,628       746,101       171,761       68,986
                          -----------   -----------    ----------   ----------
NET INVESTMENT INCOME...   11,914,586     9,966,933     1,385,980      994,403
                          -----------   -----------    ----------   ----------
REALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain
  (loss) on investments
  sold..................        3,130             0             0            0
                          -----------   -----------    ----------   ----------
 Net gain (loss) on
  investments...........        3,130             0             0            0
                          -----------   -----------    ----------   ----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $11,917,716   $ 9,966,933    $1,385,980   $  994,403
                          ===========   ===========    ==========   ==========

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            Statements of Operations
                   For the Six Months Ended November 30, 1998
                                  (Unaudited)

                            Growth          Equity       Equity    International   Diversified
                           & Income         Income       Growth       Equity       Real Estate
                             Fund            Fund         Fund         Fund           Fund
                           --------         ------       ------    -------------   -----------
INVESTMENT INCOME:
 Interest...............  $   102,325    $    349,982  $   24,194   $    54,835     $  13,115
 Dividends..............    2,601,502(1)    3,312,891     173,872       644,263(2)    188,123
                          -----------    ------------  ----------   -----------     ---------
   TOTAL INVESTMENT
    INCOME..............    2,703,827       3,662,873     198,066       699,098       201,238
                          -----------    ------------  ----------   -----------     ---------
EXPENSES:
 Investment advisory
  fees..................    1,098,946         908,162     102,063       320,640        24,635
 Administration fees....      228,947         189,200      21,263        50,100         3,849
 Accounting agent fees..       54,947          45,408       5,103        20,040           924
 Custodian fees.........        6,865           7,400       5,159        29,973         1,768
 Directors' fees........        7,367           6,218         687         1,663           127
 Transfer agent fees....       18,342           9,710       9,252        11,990         9,228
 Legal..................       20,147          16,511       1,852         4,440           339
 Audit..................       15,407          14,728       1,640         3,846           292
 Registration fees......       (1,914)         41,611       6,688         4,512         3,246
 Printing costs.........       21,032          18,110       2,013         4,840           370
 Other..................        3,460           3,535       1,850         4,136         1,399
                          -----------    ------------  ----------   -----------     ---------
                            1,473,546       1,260,593     157,570       456,180        46,177
 Fees waived by
  Investment Advisers...     (191,441)       (176,697)    (32,874)      (29,088)      (15,000)
 Fees waived by
  Administrator.........           --         (24,372)     (5,622)      (26,292)         (383)
                          -----------    ------------  ----------   -----------     ---------
   TOTAL EXPENSES.......    1,282,105       1,059,524     119,074       400,800        30,794
                          -----------    ------------  ----------   -----------     ---------
NET INVESTMENT INCOME...    1,421,722       2,603,349      78,992       298,298       170,444
                          -----------    ------------  ----------   -----------     ---------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN
 CURRENCY:
 Net realized gain
  (loss) from:
  Investments...........   10,572,322      28,553,373     893,641     4,068,256      (154,619)
  Foreign currency
   transactions.........           --              --          --      (143,174)           --
                          -----------    ------------  ----------   -----------     ---------
                           10,572,322      28,553,373     893,641     3,925,082      (154,619)
                          -----------    ------------  ----------   -----------     ---------
 Net unrealized
  appreciation
  (depreciation):
  Investments...........   12,619,498     (18,540,111)  2,160,221    (8,700,821)     (728,604)
  Translation of assets
   and liablilities in
   foreign currencies...           --              --          --      (141,576)           --
                          -----------    ------------  ----------   -----------     ---------
                           12,619,498     (18,540,111)  2,160,221    (8,842,397)     (728,604)
                          -----------    ------------  ----------   -----------     ---------
 Net gain (loss) on
  investments and
  foreign currency
  transactions..........   23,191,820      10,013,262   3,053,862    (4,917,315)     (883,223)
                          -----------    ------------  ----------   -----------     ---------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $24,613,542    $ 12,616,611  $3,132,854   $(4,619,017)    $(712,779)
                          ===========    ============  ==========   ===========     =========

--------
(1) Net of witholding taxes of $405
(2) Net of witholding taxes of $98,320
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            Statements of Operations
                   For the Six Months Ended November 30, 1998
                                  (Unaudited)

                           Limited      Total      Maryland  Intermediate  National
                           Maturity     Return    Tax-Exempt  Tax-Exempt  Tax-Exempt
                          Bond Fund   Bond Fund   Bond Fund   Bond Fund   Bond Fund
                          ---------   ---------   ---------- ------------ ----------
INVESTMENT INCOME:
 Interest...............  $4,669,735  $3,325,941   $446,584   $2,004,630  $4,349,941
                          ----------  ----------   --------   ----------  ----------
EXPENSES:
 Investment advisory
  fees..................     271,015     185,518     48,360      231,857     448,876
 Administration fees....      96,791      66,256     12,090       57,964     112,219
 Accounting agent fees..      23,230      15,902      3,869       18,549      35,910
 Custodian fees.........       8,323       9,809      3,433        6,117       6,113
 Directors' fees........       2,986       2,027        325        1,828       3,509
 Transfer agent fees....      13,916       9,458     10,043        9,513       9,556
 Legal..................       8,413       5,653        992        4,972       9,640
 Audit..................       6,171       4,996        822        4,470       8,520
 Registration fees......       2,852      15,628      2,595       14,098      24,424
 Pricing service fees...       5,808      10,680      3,131        3,662       5,691
 Other..................       9,566       6,829      1,138        6,091      11,526
                          ----------  ----------   --------   ----------  ----------
                             449,071     332,756     86,798      359,121     675,984
 Fees waived by
  Investment Adviser....     (81,267)    (68,907)   (37,629)    (129,840)   (248,418)
 Fees waived by
  Administrator.........     (19,358)    (25,326)    (5,646)     (20,609)    (23,577)
                          ----------  ----------   --------   ----------  ----------
   TOTAL EXPENSES.......     348,446     238,523     43,523      208,672     403,989
                          ----------  ----------   --------   ----------  ----------
 NET INVESTMENT INCOME..   4,321,289   3,087,418    403,061    1,795,958   3,945,952
                          ----------  ----------   --------   ----------  ----------
 REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
 Net realized gain
  (loss)................     458,729     736,902     15,519      754,479   1,858,895
 Net unrealized
  appreciation
  (depreciation)........   1,192,927   1,039,119    218,454      467,359     541,384
                          ----------  ----------   --------   ----------  ----------
 Net gain (loss) on
  investments...........   1,651,656   1,776,021    233,973    1,221,838   2,400,279
                          ----------  ----------   --------   ----------  ----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $5,972,945  $4,863,439   $637,034   $3,017,796  $6,346,231
                          ==========  ==========   ========   ==========  ==========

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                                Prime          Prime         Government      Government
                            Money Market    Money Market    Money Market    Money Market
                            Fund For the    Fund For The    Fund For the    Fund For The
                          Six Months Ended   Year Ended   Six Months Ended   Year Ended
                          November 30, 1998 May 31, 1998  November 30, 1998 May 31, 1998
                          ----------------- ------------  ----------------- ------------
                             (Unaudited)                     (Unaudited)
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..    $ 11,914,586    $ 20,886,323    $  9,966,933    $ 18,472,270
 Net gain (loss) on
  investments...........           3,130         (29,550)              0              58
                            ------------    ------------    ------------    ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............      11,917,716      20,856,773       9,966,933      18,472,328
                            ------------    ------------    ------------    ------------
Distributions to
 shareholders from net
 investment income......     (11,914,586)    (20,886,323)     (9,966,933)    (18,472,270)
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........      33,704,206      79,927,207      25,964,943      50,324,122
                            ------------    ------------    ------------    ------------
TOTAL INCREASE
 (DECREASE) IN
 NET ASSETS.............      33,707,336      79,897,657      25,964,943      50,324,180
NET ASSETS:
 Beginning of period....     448,750,597     368,852,940     391,133,203     340,809,023
                            ------------    ------------    ------------    ------------
 End of period..........    $482,457,933    $448,750,597    $417,098,146    $391,133,203
                            ============    ============    ============    ============
                                                             Tax-Exempt      Tax-Exempt
                             Tax-Exempt      Tax-Exempt     Money Market    Money Market
                            Money Market    Money Market    Fund (Trust)    Fund (Trust)
                            Fund For the    Fund For the     For the Six    Fund For the
                          Six Months Ended   Year Ended     Months Ended     Year Ended
                          November 30, 1998 May 31, 1998  November 30, 1998 May 31, 1998
                          ----------------- ------------  ----------------- ------------
                             (Unaudited)                     (Unaudited)
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..    $  1,385,980    $  2,738,472    $    994,403    $  1,895,319
 Net gain (loss) on
  investments...........               0          (1,234)              0            (669)
                            ------------    ------------    ------------    ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............       1,385,980       2,737,238         994,403       1,894,650
                            ------------    ------------    ------------    ------------
Distributions to
 shareholders from:
 Net investment income..      (1,385,980)     (2,738,472)       (994,403)     (1,895,319)
                            ------------    ------------    ------------    ------------
 Total distributions to
  shareholders..........      (1,385,980)     (2,738,472)       (994,403)     (1,895,319)
                            ------------    ------------    ------------    ------------
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........      (1,277,718)     10,473,945       7,542,652       8,678,427
                            ------------    ------------    ------------    ------------
TOTAL INCREASE
 (DECREASE) IN
 NET ASSETS.............      (1,277,718)     10,472,711       7,542,652       8,677,758
NET ASSETS:
 Beginning of period....      89,964,603      79,491,893      58,221,508      49,543,750
                            ------------    ------------    ------------    ------------
 End of period..........    $ 88,686,885    $ 89,964,604    $ 65,764,160    $ 58,221,508
                            ============    ============    ============    ============

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                                                                                 Equity
                              Growth &        Growth &         Equity         Income Fund
                             Income Fund    Income Fund      Income Fund        For the
                               For the        For the          For the        Period From
                          Six Months Ended   Year Ended   Six Months Ended  March 1, 1998(1)
                          November 30, 1998 May 31, 1998  November 30, 1998 To May 31, 1998
                          ----------------- ------------  ----------------- ----------------
                             (Unaudited)                     (Unaudited)
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..    $  1,421,722    $  1,764,081    $  2,603,349      $  1,213,436
 Net realized gain
  (loss) on
  investments...........      10,572,322      14,390,348      28,553,373        13,570,767
 Net increase (decrease)
  in unrealized
  appreciation
  (depreciation) on
  investments...........      12,619,498      24,784,580     (18,540,111)       (7,001,182)
                            ------------    ------------    ------------      ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............      24,613,542      40,939,009      12,616,611         7,783,021
                            ------------    ------------    ------------      ------------
Distributions to
 shareholders from:
 Net investment income
  Institutional Class...      (1,250,939)     (1,930,172)     (2,534,761)         (594,910)
  AFBA Five Star Class..              --          (3,042)
 Net realized capital
  gains
  Institutional Class...              --     (15,671,140)             --                --
  AFBA Five Star Class..              --              --
                            ------------    ------------    ------------      ------------
   Total distributions
    to shareholders.....      (1,250,939)    (17,604,354)     (2,534,761)         (594,910)
                            ------------    ------------    ------------      ------------
Capital Share
 Transactions:
 Proceeds of shares sold
  Institutional Class...      21,127,114      50,484,257       3,866,330           142,353
  AFBA Five Star Class..              --          41,862
 Value of shares issued
  in conversion of
  Common Funds..........              --     181,773,462              --       328,878,344
 Proceeds of shares
  issued due to the
  exchange of AFBA Five
  Star shares for
  Institutional shares..              --         516,427
 Cost of shares redeemed
  Institutional Class...     (28,242,579)    (34,968,577)    (23,041,990)      (16,237,364)
  AFBA Five Star Class..              --      (1,537,343)
 Cost of shares redeemed
  due to exchange of
  AFBA Five Star shares
  for Institutional
  shares................              --        (516,427)
 Value of shares issued
  in reinvestment
  of dividends
  Institutional Class...         375,175      10,488,194          47,911                53
  AFBA Five Star Class..              --           2,953
                            ------------    ------------    ------------      ------------
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........      (6,740,290)    206,284,808     (19,127,749)      312,783,386
                            ------------    ------------    ------------      ------------
TOTAL INCREASE
 (DECREASE) IN
 NET ASSETS.............      16,622,313     229,619,463      (9,045,899)      319,971,497
NET ASSETS:
 Beginning of period....     373,864,657     144,245,194     319,971,497                --
                            ------------    ------------    ------------      ------------
 End of period..........    $390,486,970    $373,864,657    $310,925,598      $319,971,497
                            ============    ============    ============      ============

--------
(1) Commencement of Operations
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                               Equity                             International
                             Growth Fund    Equity Growth Fund     Equity Fund      International
                               For the      For the Period From      For the         Equity Fund
                          Six Months Ended   March 1, 1998(1)   Six Months Ended  For the Year Ended
                          November 30, 1998   To May 31, 1998   November 30, 1998    May 31, 1998
                          ----------------- ------------------- ----------------- ------------------
                             (Unaudited)                           (Unaudited)
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..     $    78,992        $    61,732       $    298,298       $    762,757
 Net realized gain
  (loss) on investments
  and foreign currency..         893,641          2,420,386          3,925,082          3,708,455
 Net increase (decrease)
  in unrealized
  appreciation
  (depreciation) on
  investments and
  translation of assets
  and liabilites in
  foreign currency......       2,160,221         (1,454,880)        (8,842,397)         4,894,140
                             -----------        -----------       ------------       ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............       3,132,854          1,027,238         (4,619,017)         9,365,352
                             -----------        -----------       ------------       ------------
Distributions to
 shareholders from:
 Net investment income..         (90,202)           (31,588)          (500,859)          (940,289)
 Net realized capital
  gains.................                                                               (3,970,934)
                             -----------        -----------       ------------       ------------
  Total distributions to
   shareholders.........         (90,202)           (31,588)          (500,859)        (4,911,223)
                             -----------        -----------       ------------       ------------
Capital Share
 Transactions:
 Proceeds of shares
  sold..................       1,623,633            135,941          9,454,076         11,904,930
 Value of shares issued
  in conversion of
  Common Funds..........                         35,428,852
 Cost of shares
  redeemed..............      (2,966,018)        (1,684,409)       (11,007,584)       (15,013,205)
 Value of shares issued
  in reinvestment of
  dividends.............             437                 --             72,901            743,082
                             -----------        -----------       ------------       ------------
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........      (1,341,948)        33,880,384         (1,480,607)        (2,365,193)
                             -----------        -----------       ------------       ------------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................       1,700,704         34,876,034         (6,600,483)         2,088,936
NET ASSETS:
 Beginning of period....      34,876,034                 --         85,402,279         83,313,343
                             -----------        -----------       ------------       ------------
 End of period..........     $36,576,738        $34,876,034       $ 78,801,796       $ 85,402,279
                             ===========        ===========       ============       ============

--------
(1)  Commencement of Operations
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                                            Diversified Real                      Limited
                          Diversified Real     Estate Fund    Limited Maturity    Maturity
                             Estate Fund         For the          Bond Fund      Bond Fund
                               For the         Period From         For the        For the
                          Six Months Ended  August 1, 1997(1) Six Months Ended   Year Ended
                          November 30, 1998  To May 31, 1998  November 30, 1998 May 31, 1998
                          ----------------- ----------------- ----------------- ------------
                             (Unaudited)                         (Unaudited)
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..     $  170,444        $  207,674       $  4,321,289    $  2,476,316
 Net realized gain
  (loss) on
  investments...........       (154,619)            1,885            458,729         414,753
 Net increase (decrease)
  in unrealized
  appreciation
  (depreciation) on
  investments...........       (728,604)            6,424          1,192,927         652,638
                             ----------        ----------       ------------    ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............       (712,779)          215,983          5,972,945       3,543,707
                             ----------        ----------       ------------    ------------
Distributions to
 shareholders from:
 Net investment income
  Institutional Class...       (151,121)         (157,428)        (4,321,289)     (2,468,821)
  AFBA Five Star Class..                                                  --          (7,495)
 Net realized capital
  gains
  Institutional Class...                                                  --        (328,300)
Return of Capital
 Distributions..........                          (21,718)                --              --
                             ----------        ----------       ------------    ------------
   Total distributions
    to shareholders.....       (151,121)         (179,146)        (4,321,289)     (2,804,616)
                             ----------        ----------       ------------    ------------
Capital Share
 Transactions:
 Proceeds of shares sold
  Institutional Class...        315,410         6,873,111         13,013,779      11,931,472
  AFBA Five Star Class..                                                  --           5,925
 Value of shares issued
  in conversion of
  Common Funds..........                                                  --     108,063,470
 Proceeds of shares
  issued due to exchange
  of AFBA Five Star
  shares for
  Institutional shares..                                                  --          90,250
 Cost of shares redeemed
  Institutional Class...        (87,354)         (234,569)        (9,345,819)    (13,385,141)
  AFBA Five Star Class..                                                  --        (772,799)
 Cost of shares redeemed
  due to exchange
  of AFBA Five Star
  shares for
  Institutional shares..                                                  --         (90,250)
 Value of shares issued
  in reinvestment
  of dividends
  Institutional Class...          8,055             1,838            692,929       1,481,477
  AFBA Five Star Class..                                                  --          10,229
                             ----------        ----------       ------------    ------------
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........        236,111         6,640,380          4,360,889     107,334,633
                             ----------        ----------       ------------    ------------
TOTAL INCREASE
 (DECREASE) IN
 NET ASSETS.............       (627,789)        6,677,217          6,012,545     108,073,724
NET ASSETS:
 Beginning of period....      6,677,217                --        151,922,379      43,848,655
                             ----------        ----------       ------------    ------------
 End of period..........     $6,049,428        $6,677,217       $157,934,924    $151,922,379
                             ==========        ==========       ============    ============

--------
(1)  Commencement of Operations
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                                             Total Return                       Maryland
                                              Bond Fund         Maryland       Tax-Exempt
                         Total Return Bond     For the         Tax-Exempt      Bond Fund
                           Fund For the      Period From    Bond Fund For the   For the
                         Six Months Ended  March 1, 1998(1) Six Months Ended   Year Ended
                         November 30, 1998 To May 31, 1998  November 30, 1998 May 31, 1998
                         ----------------- ---------------- ----------------- ------------
                            (Unaudited)                        (Unaudited)
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..   $  3,087,418      $  1,497,995      $   403,061    $   457,188
 Net realized gain
  (loss) on
  investments...........        736,902             9,544           15,519        114,613
 Net increase (decrease)
  in unrealized
  appreciation
  (depreciation)
  on investments........      1,039,119           157,571          218,454        267,492
                           ------------      ------------      -----------    -----------
 Net increase (decrease)
  in net assets
  resulting from
  operations............      4,863,439         1,665,110          637,034        839,293
                           ------------      ------------      -----------    -----------
Distributions to
 shareholders from:
 Net investment income..     (3,087,419)       (1,497,995)        (403,061)      (457,188)
                           ------------      ------------      -----------    -----------
Capital Share
 Transactions:
 Proceeds of shares
  sold..................     10,552,439         6,084,472       11,648,744      7,019,522
 Value of shares issued
  in acquisition of
  Common Funds..........                       99,660,947
 Cost of shares
  redeemed..............     (6,925,301)       (4,549,206)      (3,600,314)      (817,640)
 Value of shares issued
  in reinvestment
  of dividends..........         86,832               171           55,798         98,693
                           ------------      ------------      -----------    -----------
 Increase (decrease) in
  net assets derived
  from capital share
  transactions..........      3,713,970       101,196,384        8,104,228      6,300,575
                           ------------      ------------      -----------    -----------
TOTAL INCREASE
 (DECREASE) IN
 NET ASSETS.............      5,489,990       101,363,499        8,338,201      6,682,680
NET ASSETS:
 Beginning of period....    101,363,499                --       14,980,489      8,297,809
                           ------------      ------------      -----------    -----------
 End of period..........   $106,853,489      $101,363,499      $23,318,690    $14,980,489
                           ============      ============      ===========    ===========

--------
(1) Commencement of Operations
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                                              Intermediate                         National
                            Intermediate       Tax-Exempt                         Tax-Exempt
                             Tax-Exempt        Bond Fund         National         Bond Fund
                              Bond Fund         For the         Tax-Exempt         For the
                               For the        Period From    Bond Fund For the   Period From
                          Six Months Ended  March 1, 1998(1) Six Months Ended  March 1, 1998(1)
                          November 30, 1998 To May 31, 1998  November 30, 1998 To May 31, 1998
                          ----------------- ---------------- ----------------- ----------------
                             (Unaudited)                        (Unaudited)
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..     $ 1,795,958      $   943,803      $  3,945,952      $  1,995,615
 Net realized gain
  (loss) on
  investments...........         754,479           44,439         1,858,895           437,736
 Net increase (decrease)
  in unrealized
  appreciation
  (depreciation) on
  investments...........         467,359           32,609           541,384           512,032
                             -----------      -----------      ------------      ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............       3,017,796        1,020,851         6,346,231         2,945,383
                             -----------      -----------      ------------      ------------
Distributions to
 shareholders from:
 Net investment income..      (1,795,958)        (943,803)       (3,945,952)       (1,995,615)
                             -----------      -----------      ------------      ------------
Capital Share
 Transactions:
 Proceeds of shares
  sold..................       4,022,628        2,583,190         8,466,649         5,109,502
 Value of shares issued
  in acquisition of
  Common Funds..........                       98,001,170                         175,761,930
 Cost of shares
  redeemed..............      (6,613,610)      (6,668,912)       (8,165,348)       (3,704,846)
 Value of shares issued
  in reinvestment of
  dividends.............             107                1               177                 1
                             -----------      -----------      ------------      ------------
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........      (2,590,875)      93,915,449           301,478       177,166,587
                             -----------      -----------      ------------      ------------
TOTAL INCREASE
 (DECREASE) IN
 NET ASSETS.............      (1,369,037)      93,992,497         2,701,757       178,116,355
NET ASSETS:
 Beginning of period....      93,992,497              --        178,116,355               --
                             -----------      -----------      ------------      ------------
 End of period..........     $92,623,460      $93,992,497      $180,818,112      $178,116,355
                             ===========      ===========      ============      ============

--------
(1) Commencement of Operations
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                                         Prime Money Market Fund
                            ----------------------------------------------------------------------------------
                               For the Six
                              Months Ended                          For the Years Ended
                            November 30, 1998 May 31, 1998 May 31, 1997 May 31, 1996 May 31, 1995 May 31, 1994
                            ----------------- ------------ ------------ ------------ ------------ ------------
                               (Unaudited)
Net Asset Value, Beginning
 of Period.................     $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                --------        --------     --------     --------     --------     --------
Income From Investment
 Operations:
 Net Investment Income.....       0.0256          0.0521       0.0498       0.0532       0.0491       0.0296
                                --------        --------     --------     --------     --------     --------
   Total From
    Investment Operations..       0.0256          0.0521       0.0498       0.0532       0.0491       0.0296
                                --------        --------     --------     --------     --------     --------
Less Distributions to
 Shareholders from:
 Net Investment Income.....      (0.0256)        (0.0521)     (0.0498)     (0.0532)     (0.0491)     (0.0296)
                                --------        --------     --------     --------     --------     --------
   Total Distributions.....      (0.0256)        (0.0521)     (0.0498)     (0.0532)     (0.0491)     (0.0296)
                                --------        --------     --------     --------     --------     --------
 Net Asset Value, End of
  Period...................     $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                ========        ========     ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------
Total Return...............         2.59%           5.33%        5.10%        5.45%        5.02%        3.00%
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of Period
  (000)....................     $482,458        $448,751     $368,853     $326,878     $382,059     $346,694
 Ratio of Expenses to
  Average Net Assets
  After Expense Waiver.....         0.38%(1)        0.42%        0.43%        0.43%        0.43%        0.38%
  Before Expense Waiver....         0.45%(1)        0.47%        0.48%        0.48%        0.48%        0.47%
 Ratio of Net Investment
  Income to Average Net
  Assets...................         5.13%(1)        5.21%        4.98%        5.33%        4.92%        2.95%
                                                       Government Money Market Fund
                            ----------------------------------------------------------------------------------
                               For the Six
                              Months Ended                          For the Years Ended
                            November 30, 1998 May 31, 1998 May 31, 1997 May 31, 1996 May 31, 1995 May 31, 1994
                            ----------------- ------------ ------------ ------------ ------------ ------------
                               (Unaudited)
Net Asset Value, Beginning
 of Period.................     $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                --------        --------     --------     --------     --------     --------
Income From Investment
 Operations:
 Net Investment Income.....       0.0251          0.0515       0.0495       0.0526       0.0485       0.0294
                                --------        --------     --------     --------     --------     --------
   Total From Investment
    Operations.............       0.0251          0.0515       0.0495       0.0526       0.0485       0.0294
                                --------        --------     --------     --------     --------     --------
Less Distributions to
 Shareholders from:
 Net Investment Income.....      (0.0251)        (0.0515)     (0.0495)     (0.0526)     (0.0485)     (0.0294)
                                --------        --------     --------     --------     --------     --------
   Total Distributions.....      (0.0251)        (0.0515)     (0.0495)     (0.0526)     (0.0485)     (0.0294)
                                --------        --------     --------     --------     --------     --------
 Net Asset Value, End of
  Period...................     $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                ========        ========     ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------
Total Return...............         2.54%           5.27%        5.06%        5.39%        4.95%        2.98%
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of Period
  (000)....................     $417,098        $391,133     $340,809     $264,725     $263,752     $273,790
 Ratio of Expenses to
  Average Net Assets
  After Expense Waiver.....         0.38%(1)        0.42%        0.43%        0.43%        0.43%        0.38%
  Before Expense Waiver....         0.45%(1)        0.46%        0.49%        0.48%        0.48%        0.47%
 Ratio of Net Investment
  Income to Average Net
  Assets...................         5.01%(1)        5.15%        4.95%        5.27%        4.85%        2.94%

--------
(1) Annualized
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                                     Tax-Exempt Money Market Fund
                          ----------------------------------------------------------------------------------
                             For the Six
                            Months Ended                          For the Years Ended
                          November 30, 1998 May 31, 1998 May 31, 1997 May 31, 1996 May 31, 1995 May 31, 1994
                          ----------------- ------------ ------------ ------------ ------------ ------------
                             (Unaudited)
Net Asset Value,
 Beginning of Period....      $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                              --------        --------     --------     --------     --------     --------
Income From Investment
 Operations:
 Net Investment Income..        0.0152          0.0318       0.0304       0.0321       0.0303       0.0202
 Net Realized Gain on
  Investments...........            --              --           --           --           --       0.0004
                              --------        --------     --------     --------     --------     --------
   Total From Investment
    Operations..........        0.0152          0.0318       0.0304       0.0321       0.0303       0.0206
                              --------        --------     --------     --------     --------     --------
Less Distributions to
 Shareholders from:
 Net Investment Income..       (0.0152)        (0.0318)     (0.0304)     (0.0321)     (0.0303)     (0.0202)
 Net Capital Gains......            --              --           --           --           --      (0.0004)
                              --------        --------     --------     --------     --------     --------
   Total Distributions..       (0.0152)        (0.0318)     (0.0304)     (0.0321)     (0.0303)     (0.0206)
                              --------        --------     --------     --------     --------     --------
Net Asset Value, End of
 Period.................      $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
------------------------------------------------------------------------------------------------------------
Total Return............          1.53%           3.22%        3.09%        3.26%        3.08%        2.08%
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........      $ 88,687        $ 89,965     $ 79,492     $ 50,137     $ 69,100     $ 82,222
 Ratio of Expenses to
  Average Net Assets
  After Expense Waiver..          0.38%(1)        0.43%        0.43%        0.43%        0.43%        0.38%
  Before Expense
   Waiver...............          0.48%(1)        0.50%        0.53%        0.51%        0.52%        0.50%
 Ratio of Net Investment
  Income to Average
  Net Assets............          3.03%(1)        3.17%        3.05%        3.22%        3.01%        2.02%
                                                 Tax-Exempt Money Market Fund (Trust)
                          ----------------------------------------------------------------------------------
                             For the Six
                            Months Ended                          For the Years Ended
                          November 30, 1998 May 31, 1998 May 31, 1997 May 31, 1996 May 31, 1995 May 31, 1994
                          ----------------- ------------ ------------ ------------ ------------ ------------
                             (Unaudited)
Net Asset Value,
 Beginning of Period....      $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                              --------        --------     --------     --------     --------     --------
Income From Investment
 Operations:
 Net Investment Income..        0.0159          0.0338       0.0325       0.0340       0.0320       0.0219
 Net Realized Gain on
  Investments...........            --              --           --           --           --       0.0003
                              --------        --------     --------     --------     --------     --------
   Total From Investment
    Operations..........        0.0159          0.0338       0.0325       0.0340       0.0320       0.0222
                              --------        --------     --------     --------     --------     --------
Less Distributions to
 Shareholders from:
 Net Investment Income..       (0.0159)        (0.0338)     (0.0325)     (0.0340)     (0.0320)     (0.0219)
 Net Capital Gains......            --              --           --           --           --      (0.0003)
                              --------        --------     --------     --------     --------     --------
   Total Distributions..       (0.0159)        (0.0338)     (0.0325)     (0.0340)     (0.0320)     (0.0222)
                              --------        --------     --------     --------     --------     --------
Net Asset Value, End of
 Period.................      $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                              ========        ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------
Total Return............          1.60%           3.43%        3.30%        3.45%        3.25%        2.24%
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........      $ 65,764        $ 58,222     $ 49,544     $ 46,541     $ 55,043     $ 73,230
 Ratio of Expenses to
  Average Net Assets
  After Expense Waiver..          0.22%(1)        0.22%        0.22%        0.22%        0.22%        0.20%
  Before Expense
   Waiver...............          0.24%(1)        0.27%        0.28%        0.27%        0.28%        0.26%
 Ratio of Net Investment
  Income to Average
  Net Assets............          3.17%(1)        3.37%        3.24%        3.40%        3.14%        2.19%

--------
(1) Annualized
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                                                              Growth & Income Fund
                     ----------------------------------------------------------------------------------
                                                    Institutional Shares
                     ----------------------------------------------------------------------------------
                        For the Six                          For the Years Ended
                       Months Ended    ----------------------------------------------------------------
                     November 30, 1998 May 31, 1998 May 31, 1997 May 31, 1996 May 31, 1995 May 31, 1994
                     ----------------- ------------ ------------ ------------ ------------ ------------
                        (Unaudited)
Net Asset Value,
 Beginning of
 Period............      $  21.37        $  18.25     $  14.58     $  13.42     $ 12.14      $ 12.39
                         --------        --------     --------     --------     -------      -------
Income From
 Investment
 Operations:
 Net Investment
  Income...........          0.08            0.20         0.23         0.33        0.35         0.29
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments......          1.35            5.01         4.19         1.89        1.55        (0.18)
                         --------        --------     --------     --------     -------      -------
   Total From
    Investment
    Operations.....          1.43            5.21         4.42         2.22        1.90         0.11
                         --------        --------     --------     --------     -------      -------
Less Distributions
 to Shareholders
 from:
 Net Investment
  Income...........         (0.07)          (0.23)       (0.25)       (0.35)      (0.34)       (0.28)
 Net Capital
  Gains............          0.00           (1.86)       (0.50)       (0.71)      (0.28)       (0.08)
                         --------        --------     --------     --------     -------      -------
   Total
    Distributions..         (0.07)          (2.09)       (0.75)       (1.06)      (0.62)       (0.36)
                         --------        --------     --------     --------     -------      -------
Net Asset Value,
 End of Period.....      $  22.73        $  21.37     $  18.25     $  14.58     $ 13.42      $ 12.14
                         ========        ========     ========     ========     =======      =======
-------------------------------------------------------------------------------------------------------
Total Return.......          6.74%          29.40%       31.26%       17.24%      16.22%        0.87%
-------------------------------------------------------------------------------------------------------
Ratios/Supplemental
 Data
 Net Assets, End of
  Period (000).....      $390,487        $373,864     $142,452     $107,233     $91,277      $53,240
 Ratio of Expenses
  to Average Net
  Assets
   After Expense
    Waiver.........          0.70%(2)        0.71%        0.73%        0.73%       0.73%        0.68%
   Before Expense
    Waiver.........          0.80%(2)        0.88%        0.89%        0.89%       0.89%        0.87%
 Ratio of Net
  Investment Income
  to Average Net
  Assets...........          0.78%(2)        0.99%        1.52%        2.38%       2.99%        2.41%
Portfolio turnover
 rate..............         10.26%          24.09%       27.10%       45.15%      33.26%       61.16%
                                    AFBA Five Star Shares
                     ----------------------------------------------------
                       For the Period     For the       For the Period
                      June 1, 1997 to    Year Ended  December 31, 1995(1)
                     August 8, 1997 (3) May 31, 1997  to May 31, 1996(1)
                     ------------------ ------------ --------------------
Net Asset Value,
 Beginning of
 Period............        $18.22          $14.56           $13.61
                     ------------------ ------------ --------------------
Income From
 Investment
 Operations:
 Net Investment
  Income...........          0.02            0.16             0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments......          1.92            4.21             0.91
                     ------------------ ------------ --------------------
   Total From
    Investment
    Operations.....          1.94            4.37             1.05
                     ------------------ ------------ --------------------
Less Distributions
 to Shareholders
 from:
 Net Investment
  Income...........         (0.03)          (0.21)           (0.10)
 Net Capital
  Gains............          0.00           (0.50)            0.00
                     ------------------ ------------ --------------------
   Total
    Distributions..         (0.03)          (0.71)           (0.10)
                     ------------------ ------------ --------------------
Net Asset Value,
 End of Period.....        $20.13          $18.22           $14.56
                     ================== ============ ====================
-------------------------------------------------------------------------------------------------------
Total Return.......         10.66%          30.92%            7.72%
-------------------------------------------------------------------------------------------------------
Ratios/Supplemental
 Data
 Net Assets, End of
  Period (000).....        $  516          $1,793           $  330
 Ratio of Expenses
  to Average Net
  Assets
   After Expense
    Waiver.........          0.98%(2)        0.98%            0.98%(2)
   Before Expense
    Waiver.........          1.14%(2)        1.15%            1.15%(2)
 Ratio of Net
  Investment Income
  to Average Net
  Assets...........          0.60%(2)        1.74%            2.36%(2)
Portfolio turnover
 rate..............         12.78%          27.10%           45.15%

--------
(1) Commencement of public offering.
(2) Annualized.
(3) Since August 8, 1997, no AFBA Five Star Shares have been outstanding.
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                Equity Income Fund                 Equity Growth Fund            Diversified Real Estate Fund
                        ---------------------------------- ---------------------------------- -----------------------------------
                           For the Six     For the Period     For the Six     For the Period     For the Six     For the Period
                          Months Ended    March 1, 1998(1)   Months Ended    March 1, 1998(1)   Months Ended    August 1, 1997(1)
                        November 30, 1998 to May 31, 1998  November 30, 1998 to May 31, 1998  November 30, 1998  to May 31, 1998
                        ----------------- ---------------- ----------------- ---------------- ----------------- -----------------
                           (Unaudited)                        (Unaudited)                        (Unaudited)
Net Asset Value,
 Beginning of Period..      $  10.21          $  10.00          $ 10.28          $ 10.00           $10.13            $10.00
                            --------          --------          -------          -------           ------            ------
Income From
 Investment
 Operations:
 Net Investment
  Income..........              0.08              0.04             0.03             0.02             0.26              0.35
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.....              0.36              0.19             0.94             0.27            (1.33)             0.09
                            --------          --------          -------          -------           ------            ------
   Total From
    Investment
    Operations....              0.44              0.23             0.97             0.29            (1.07)             0.44
                            --------          --------          -------          -------           ------            ------
Less Distributions
 to Shareholders
 from:
 Net Investment
  Income..........             (0.08)            (0.02)           (0.03)           (0.01)           (0.23)            (0.31)
                            --------          --------          -------          -------           ------            ------
   Total
    Distributions..            (0.08)            (0.02)           (0.03)           (0.01)           (0.23)            (0.31)
                            --------          --------          -------          -------           ------            ------
Net Asset Value,
 End of Period....          $  10.57          $  10.21          $ 11.22          $ 10.28           $ 8.83            $10.13
                            ========          ========          =======          =======           ======            ======
---------------------------------------------------------------------------------------------------------------------------------
Total Return......              4.41%             2.28%            9.44%            2.89%          (10.67)%            4.31%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental
 Data
 Net Assets, End
  of Period
  (000)...........          $310,926          $319,971          $36,577          $34,876           $6,049            $6,677
 Ratio of Expenses
  to Average Net
  Assets
   After Expense
    Reimbursement
    and Waiver....              0.70%(2)          0.70%(2)         0.70%(2)         0.70%(2)         1.00 %(2)         1.00%(2)
   Before Expense
    Reimbursement
    and Waiver....              0.83%(2)          0.93%(2)         0.93%(2)         1.02%(2)         1.50 %(2)         2.25%(2)
 Ratio of Net
  Investment
  Income to
  Average Net
  Assets..........              1.72%(2)          1.45%(2)         0.46%(2)         0.68%(2)         5.53 %(2)         4.17%(2)
Portfolio turnover
 rate.............             10.94%             2.00%           27.88%            7.99%            4.73 %            0.84%

--------
(1) Commencement of operations.
(2) Annualized.
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                                                  International Equity Fund
                                    --------------------------------------------------------------------------------------
                                       For the Six                                                         For the Period
                                      Months Ended                    For the Years Ended                 July 2, 1993 (1)
                                    November 30, 1998 May 31, 1998 May 31, 1997 May 31, 1996 May 31, 1995 to May 31, 1994
                                    ----------------- ------------ ------------ ------------ ------------ ----------------
                                       (Unaudited)
Net Asset Value,
 Beginning of Period..............       $ 13.90        $ 13.18      $ 12.47      $ 11.60      $ 11.81        $ 10.00
                                         -------        -------      -------      -------      -------        -------
Income From Investment Operations:
 Net Investment Income............          0.02           0.12         0.31         0.09         0.03           0.08
 Net Realized and Unrealized Gain
  (Loss) on Investments and
  Foreign Currency................         (0.74)          1.42         0.88         1.51         0.08           1.81
                                         -------        -------      -------      -------      -------        -------
   Total From Investment
    Operations....................         (0.72)          1.54         1.19         1.60         0.11           1.89
                                         -------        -------      -------      -------      -------        -------
Less Distributions to Shareholders
 from:
 Net Investment Income............         (0.08)         (0.15)       (0.24)       (0.07)       (0.04)         (0.07)
 Net Capital Gains................          0.00          (0.67)       (0.24)       (0.66)       (0.28)         (0.01)
                                         -------        -------      -------      -------      -------        -------
   Total Distributions............         (0.08)         (0.82)       (0.48)       (0.73)       (0.32)         (0.08)
                                         -------        -------      -------      -------      -------        -------
Net Asset Value, End of Period....       $ 13.10        $ 13.90      $ 13.18      $ 12.47      $ 11.60        $ 11.81
                                         =======        =======      =======      =======      =======        =======
--------------------------------------------------------------------------------------------------------------------------
Total Return......................         (5.21)%        12.77%        9.81%       14.27%        0.82%         18.98%
--------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of Period (000)..       $78,802        $85,402      $83,313      $75,676      $69,172        $47,472
 Ratio of Expenses to Average Net
  Assets
   After Expense Waiver...........          1.00%(2)       1.03%        1.05%        1.05%        1.05%          1.00%(2)
   Before Expense Waiver..........          1.14%(2)       1.14%        1.16%        1.17%        1.16%          1.20%(2)
 Ratio of Net Investment Income to
  Average Net Assets..............          0.74%(2)       0.92%        0.97%        0.78%        0.06%          0.82%(2)
Portfolio turnover rate...........         34.41%         55.55%       74.15%       53.58%       42.15%         39.49%

--------
(1) Commencement of operations.
(2) Annualized.
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                                                              Limited Maturity Bond Fund
                        ----------------------------------------------------------------------------------------------------
                                                       Institutional Shares
                        ----------------------------------------------------------------------------------
                           For the Six                                                                      For the Period
                          Months Ended                          For the Years Ended                         June 1, 1997 to
                        November 30, 1998 May 31, 1998 May 31, 1997 May 31, 1996 May 31, 1995 May 31, 1994 August 8, 1997(3)
                        ----------------- ------------ ------------ ------------ ------------ ------------ -----------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period..      $  10.45        $  10.31     $ 10.19      $ 10.43      $ 10.10      $ 10.55         $10.33
                            --------        --------     -------      -------      -------      -------         ------
Income From
 Investment
 Operations:
 Net Investment
  Income...........             0.29            0.60        0.59         0.59         0.56         0.50           0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments......             0.11            0.22        0.12        (0.24)        0.33        (0.39)          0.08
                            --------        --------     -------      -------      -------      -------         ------
   Total From
    Investment
    Operations.....             0.40            0.82        0.71         0.35         0.89         0.11           0.18
                            --------        --------     -------      -------      -------      -------         ------
Less Distributions
 to Shareholders
 from:
 Net Investment
  Income...........            (0.29)          (0.60)      (0.59)       (0.59)       (0.56)       (0.50)         (0.10)
 Net Capital
  Gains............             0.00           (0.08)         --           --           --        (0.06)            --
                            --------        --------     -------      -------      -------      -------         ------
   Total
    Distributions..            (0.29)          (0.68)      (0.59)       (0.59)       (0.56)       (0.56)         (0.10)
                            --------        --------     -------      -------      -------      -------         ------
Net Asset Value,
 End of Period.....         $  10.56        $  10.45     $ 10.31      $ 10.19      $ 10.43      $ 10.10         $10.41
                            ========        ========     =======      =======      =======      =======         ======
----------------------------------------------------------------------------------------------------------------------------
Total Return.......             3.91%           8.15%       7.12%        3.38%        9.13%        0.94%          1.78%
----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental
 Data
 Net Assets,
  End of Period (000)..     $157,935        $151,922     $43,010      $44,102      $44,652      $35,008         $   90
 Ratio of Expenses
  to Average Net
  Assets
   After Expense
    Waiver.........             0.45%(2)        0.50%       0.60%        0.60%        0.60%        0.55%          0.90%(2)
   Before Expense
    Waiver.........             0.58%(2)        0.78%       0.75%        0.72%        0.70%        0.66%          1.16%(2)
 Ratio of Net
  Investment Income
  to Average Net
  Assets...........             5.58%(2)        5.71%       5.72%        5.66%        5.56%        4.75%          5.25%(2)
Portfolio turnover
 rate..............            27.52%          48.24%      20.92%       52.79%       22.01%       48.58%         43.13%
                           AFBA Five
                          Star Shares
                        ---------------------------------
                          For the       For the Period
                         Year Ended  December 1, 1995 (1)
                        May 31, 1997   to May 31, 1996
                        ------------ --------------------
Net Asset Value,
 Beginning of Period..     $10.20           $10.61
                        ------------ --------------------
Income From
 Investment
 Operations:
 Net Investment
  Income...........          0.55             0.28
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments......          0.13            (0.41)
                        ------------ --------------------
   Total From
    Investment
    Operations.....          0.68            (0.13)
                        ------------ --------------------
Less Distributions
 to Shareholders
 from:
 Net Investment
  Income...........         (0.55)           (0.28)
 Net Capital
  Gains............            --               --
                        ------------ --------------------
   Total
    Distributions..         (0.55)           (0.28)
                        ------------ --------------------
Net Asset Value,
 End of Period.....        $10.33           $10.20
                        ============ ====================
----------------------------------------------------------------------------------------------------------------------------
Total Return.......          6.80%           (1.23)%
----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental
 Data
 Net Assets,
  End of Period (000)..    $  839           $  346
 Ratio of Expenses
  to Average Net
  Assets
   After Expense
    Waiver.........          0.90%            0.90%(2)
   Before Expense
    Waiver.........          1.05%            1.06%(2)
 Ratio of Net
  Investment Income
  to Average Net
  Assets...........          5.43%            5.50%(2)
Portfolio turnover
 rate..............         20.92%           52.79%

--------
(1)  Commencement of public offering.
(2)  Annualized.
(3)  Since August 8, 1997, no AFBA Five Star Shares have been outstanding.
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                              Total Return Bond Fund       Intermediate Tax-Exempt Bond Fund    National Tax-Exempt Bond Fund
                        ---------------------------------- ---------------------------------- ----------------------------------
                           For the Six     For the Period     For the Six     For the Period     For the Six     For the Period
                          Months Ended    March 1, 1998(1)   Months Ended    March 1, 1998(1)   Months Ended    March 1, 1998(1)
                        November 30, 1998 to May 31, 1998  November 30, 1998 to May 31, 1998  November 30, 1998 to May 31, 1998
                        ----------------- ---------------- ----------------- ---------------- ----------------- ----------------
                           (Unaudited)                        (Unaudited)                        (Unaudited)
Net Asset Value,
 Beginning of Period..      $  10.02          $  10.00          $ 10.01          $ 10.00          $  10.05          $  10.00
                            --------          --------          -------          -------          --------          --------
Income From
 Investment
 Operations:
 Net Investment
  Income..........              0.29              0.15             0.20             0.10              0.22              0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.....              0.17              0.02             0.13             0.01              0.14              0.05
                            --------          --------          -------          -------          --------          --------
   Total From
    Investment
    Operations....              0.46              0.17             0.33             0.11              0.36              0.16
                            --------          --------          -------          -------          --------          --------
Less Distributions
 to Shareholders
 from:
 Net Investment
  Income..........             (0.29)            (0.15)           (0.20)           (0.10)            (0.22)            (0.11)
                            --------          --------          -------          -------          --------          --------
   Total
    Distributions..            (0.29)            (0.15)           (0.20)           (0.10)            (0.22)            (0.11)
                            --------          --------          -------          -------          --------          --------
Net Asset Value,
 End of Period....          $  10.19          $  10.02          $ 10.14          $ 10.01          $  10.19          $  10.05
                            ========          ========          =======          =======          ========          ========
--------------------------------------------------------------------------------------------------------------------------------
Total Return......              4.70%             1.69%            3.28%            1.07%             3.64%             1.64%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental
 Data
 Net Assets,
  End of Period (000)..     $106,853          $101,363          $92,623          $93,992          $180,818          $178,116
 Ratio of Expenses
  to Average Net
  Assets
   After Expense
    Reimbursement
    and Waiver....              0.45%(2)          0.45%(2)         0.45%(2)         0.45%(2)          0.45%(2)          0.45%(2)
   Before Expense
    Reimbursement
    and Waiver....              0.63%(2)          0.73%(2)         0.77%(2)         0.88%(2)          0.75%(2)          0.86%(2)
 Ratio of Net
  Investment
  Income to
  Average Net
  Assets..........              5.82%(2)          5.89%(2)         3.87%(2)         3.84%(2)          4.40%(2)          4.49%(2)
Portfolio turnover
 rate.............             34.07%            10.51%           80.62%           10.13%            49.91%             7.37%

--------
(1) Commencement of operations.
(2) Annualized.
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                                    Maryland Tax-Exempt Bond Fund
                          ----------------------------------------------------------------------------------
                             For the Six
                            Months Ended                          For the Years Ended
                          November 30, 1998 May 31, 1998 May 31, 1997 May 31, 1996 May 31, 1995 May 31, 1994
                          ----------------- ------------ ------------ ------------ ------------ ------------
                             (Unaudited)
Net Asset Value,
 Beginning of Period....       $ 10.82        $ 10.38       $10.20      $ 10.40      $ 10.25      $ 10.55
                               -------        -------       ------      -------      -------      -------
Income From Investment
 Operations:
 Net Investment Income..          0.23           0.48         0.50         0.49         0.49         0.50
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........          0.13           0.44         0.18        (0.20)        0.15        (0.28)
                               -------        -------       ------      -------      -------      -------
   Total From Investment
    Operations..........          0.36           0.92         0.68         0.29         0.64         0.22
                               -------        -------       ------      -------      -------      -------
Less Distributions to
 Shareholders from:
 Net Investment Income..         (0.23)         (0.48)       (0.50)       (0.49)       (0.49)       (0.50)
 Net Capital Gains......            --             --           --           --           --        (0.02)
                               -------        -------       ------      -------      -------      -------
   Total Distributions..         (0.23)         (0.48)       (0.50)       (0.49)       (0.49)       (0.52)
                               -------        -------       ------      -------      -------      -------
Net Asset Value,
 End of Period..........       $ 10.95        $ 10.82       $10.38      $ 10.20      $ 10.40      $ 10.25
                               =======        =======       ======      =======      =======      =======
------------------------------------------------------------------------------------------------------------
Total Return............          3.33%          9.03%        6.80%        2.84%        6.48%        1.99%
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets,
  End of Period (000)...       $23,319        $14,980       $8,298      $10,186      $12,360      $20,008
 Ratio of Expenses to
  Average Net Assets
   After Expense
    Waiver..............          0.45%(1)       0.49%        0.55%        0.62%        0.62%        0.55%
   Before Expense
    Waiver..............          0.90%(1)       1.03%        1.13%        1.04%        0.97%        0.86%
 Ratio of Net Investment
  Income to Average Net
  Assets................          4.17%(1)       4.49%        4.84%        4.74%        4.83%        4.66%
Portfolio turnover
 rate...................         16.41%         55.95%       28.11%       20.58%       36.80%       33.89%

--------
(1)  Annualized.
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         Notes to Financial Statements
                                  (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

  M.S.D.&T. Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was incorporated in Maryland on March 7, 1989. The Articles of In-corporation of the Company authorize the Board of Directors to issue up to ten billion shares, having a par value of $.001 per share. The Company is a series fund which currently issues fourteen classes of common stock representing in-terests in fourteen investment portfolios: the Prime Money Market Fund (Class
A), the Government Money Market Fund (Class B), the Tax-Exempt Money Market Fund (Class C), the Tax-Exempt Money Market Fund (Trust) (Class D), the Growth & Income Fund (Class E), the Limited Maturity Bond Fund (Class F), the Mary-land Tax-Exempt Bond Fund (Class G), the International Equity Fund (Class H), the Diversified Real Estate Fund (Class J), the National Tax-Exempt Bond Fund (Class K), the Total Return Bond Fund (Class L), the Equity Growth Fund (Class
M), the Equity Income Fund (Class N) and the Intermediate Tax-Exempt Bond Fund (Class O)--(the "Funds").

  The preparation of financial statements in conformity with generally ac-cepted accounting principles requires management to make estimates and assump-tions that affect the reported amounts of assets and liabilities and disclo-sure of contingent assets and liabilities at the date of the financial state-ments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

  A) Security Valuation: Investment securities held by the Prime Money Market Fund, Government Money Market Fund, Tax-Exempt Money Market Fund and Tax-Exempt Money Market Fund (Trust) (the "Money Market Funds") are val-ued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed pursuant to procedures adopted by the Company's Board of Directors in an attempt to avoid dilu-tion or other unfair results to shareholders. Each Money Market Fund seeks to maintain a stable net asset value of $1.00 per share, but there can be no assurance that it will be able to do so.

    Investments held by the Growth & Income Fund, Equity Income Fund, Eq-uity Growth Fund, International Equity Fund, Diversified Real Estate Fund, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value. A security that is primarily traded on a domestic security exchange (in-cluding securities traded through the National Market System) is valued at the last sale price on that exchange or, if there were no sales dur-ing the day, at the current quoted bid price. Portfolio securities that are primarily traded

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued
                                  (Unaudited)
1. SIGNIFICANT ACCOUNTING POLICIES -- Continued

    on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, provided that if such securi-ties are not traded on the valuation date, they will be valued at the preceding closing values and provided further, that when an occurrence subsequent to the time of valuation is likely to have changed the val-ue, then the fair value of those securities will be determined through consideration of other factors by or under the direction of the Company's Board of Directors. Over-the-counter securities and securi-ties listed or traded on foreign exchanges with operations similar to the U.S. over-the-counter market are valued at the mean of the most re-cent available quoted bid and asked prices in the over-the-counter mar-ket. Market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, elec-tronic data processing techniques and/or quoted bid and asked prices provided by investment dealers. Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates fair value. The net asset value per share of the Growth & Income Fund, Eq-uity Income Fund, Equity Growth Fund, International Equity Fund, Diver-sified Real Estate Fund, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund will fluctuate as the values of their respective investment portfolios change.

  B) Security Transactions and Investment Income: Security transactions are accounted for on the trade date. The cost of investments sold is deter-mined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general expenses of the Company are allocated among the Funds based on relative net assets. Until August 8, 1997, the investment income and ex-penses of each of the Growth & Income Fund and Limited Maturity Bond Fund (other than the expenses incurred under the Service Plan, described in Note 2 below, and class specific expenses) and realized and unrealized gains and losses on the investments of each such Fund were allocated to the separate classes of shares of each such Fund based upon their relative net asset value on the date income was earned or expenses and realized and unrealized gains and losses were incurred.

  C) Dividends and Distributions to Shareholders: Dividends from net invest-ment income are declared daily and paid monthly to shareholders of the Money Market Funds, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and Na-tional Tax-Exempt Bond Fund; are declared and paid monthly to sharehold-ers of the Growth & Income Fund, Equity Income Fund and Equity Growth Fund; are declared and paid quarterly to shareholders of the Diversified Real Estate Fund; and are declared and paid semi-annually to sharehold-ers of the International Equity Fund. Any net realized capital gains are distributed annually.

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued
                                  (Unaudited)
1. SIGNIFICANT ACCOUNTING POLICIES -- Continued

    Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

  D) Federal Income Taxes: Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regu-lated investment companies under the Internal Revenue Code of 1986, as amended, and, among other things, is required to make the requisite dis-tributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes.

    Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The following losses will be treated as arising on the first day of fiscal year ended May 31, 1999:

                                                                  Capital Losses
                                                                     Deferred
                                                                  --------------
     International Equity Fund...................................    $201,410
     Maryland Tax-Exempt Bond Fund...............................       1,285

  E) Repurchase Agreements: The Prime Money Market Fund, Government Money Market Fund, Growth & Income Fund, Equity Income Fund, Equity Growth Fund, International Equity Fund, Diversified Real Estate Fund, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund may agree to purchase portfolio securities from financial institu-tions, such as banks and broker-dealers, subject to the seller's agree-ment to repurchase them at an agreed upon date and price. In the case of the Prime Money Market Fund and Government Money Market Fund, collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the repurchase agreement at not less than the repurchase price (including accrued interest), plus the transaction costs the Funds could expect to incur if the seller defaults, marked-to-market daily. Repurchase agreements are accounted for as collateralized financings. The policy of the Funds is to obtain possession of collateral with a market value equal to 102% of the repurchase agreement.

  F) Foreign Currency Translation: Foreign currency amounts are translated into U.S. dollars at prevailing exchange rates as follows: assets and liabilities at the rate of exchange prevailing at the end of the respec-tive period, purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The International Equity Fund does not isolate that portion of the re-sults of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued
                                  (Unaudited)
1. SIGNIFICANT ACCOUNTING POLICIES -- Continued

  G) Forward Foreign Currency Contracts: The International Equity Fund enters into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. All commitments are marked-to-market daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in income as a component of realized gain or loss on foreign currency. Such contracts, which protect the value of a Fund's investment securities against a decline in the value of currency, do not eliminate fluctua-tions in the underlying prices of the securities, but merely establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged cur-rency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

  H) International investing is subject to certain factors such as currency exchange rate volatility, possible political, social or economic insta-bility, foreign taxation and/or differences in auditing and other finan-cial standards.

  I) Investing in the securities of companies principally engaged in the real estate business is subject to the same risks as direct ownership of real estate, such as supply and demand for properties, the economic health of the company, different regions and local markets, and the strength of specific industries renting properties.

2. INVESTMENT ADVISER, ADMINISTRATOR, DISTRIBUTOR AND OTHER RELATED PARTY TRANSACTIONS

  Mercantile-Safe Deposit and Trust Company ("Mercantile") provides investment advisory and administration services to each Fund pursuant to Investment Advi-sory Agreements and an Administration Agreement. For its services as Adviser, Mercantile receives an advisory fee computed daily and payable monthly at an annual rate of .25% of the average daily net assets of each of the Prime Money Market Fund, Government Money Market Fund, and Tax-Exempt Money Market Fund;
 .60% of the average daily net assets of each of the Growth & Income Fund, Eq-uity Income Fund and Equity Growth Fund; .80% of the average daily net assets of the International Equity Fund (.45% of which fee Mercantile pays to Black-Rock, Inc. as sub-adviser); .80% of the average daily net assets of the Diver-sified Real Estate Fund; .35% of the average daily net assets of each of the Limited Maturity Bond Fund and Total Return Bond Fund; and .50% of the average daily net assets of each of the Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund. For its services as Administrator, Mercantile receives an administration fee computed daily and payable monthly at an annual rate of .125% of the average daily net assets of each Fund. Mercantile may, at its discretion, voluntarily waive any portion of its advisory fee or its administration fee for any Fund. Mercantile does not receive a fee for advisory services provided to the Tax-Exempt Money Market Fund (Trust).

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued
                                  (Unaudited)
2. INVESTMENT ADVISER, ADMINISTRATOR, DISTRIBUTOR AND OTHER RELATED PARTY TRANSACTIONS -- Continued

  Under the Service Plan which was in effect with respect to AFBA Five Star Shares, institutions ("Service Organizations") agreed to provide support serv-ice to their clients who were the beneficial owners of AFBA Five Star Shares of the Growth & Income and Limited Maturity Bond Funds. For these services, the Funds agreed to pay the Service Organizations an annual rate of .25% of the average daily net assets of each Fund's outstanding AFBA Five Star Shares.

  Shares in each Fund are sold on a continuous basis without a sales load by the Company's distributor, BISYS Fund Services ("the Distributor"). The Dis-tributor receives no fee for these services. BISYS Fund Services Ohio, Inc., an affiliate of the Distributor, receives fees for fund accounting services provided to the Funds.

  Each director of the Company received from the Company an annual fee of $3,500 and a fee of $1,625 for each Board meeting attended and was reimbursed for all out-of-pocket expenses relating to attendance at meetings. Officers of the Company do not receive compensation from the Company for serving as offi-cers. No person who is a director, officer or employee of Mercantile serves as a director, officer or employee of the Company. During the six months ended November 30, 1998, the Funds paid legal fees to a law firm, a partner of which serves as Secretary of the Company.

3. NET ASSETS

  At November 30, 1998, net assets consisted of the following:

                            Prime       Government    Tax-Exempt    Tax-Exempt
                         Money Market  Money Market  Money Market  Money Market
                             Fund          Fund          Fund      Fund (Trust)
                         ------------  ------------  ------------  ------------
Capital Paid-In......... $482,563,629  $417,224,352  $88,694,685   $65,765,307
Accumulated Realized
 Gain (Loss) on
 Investments............     (105,696)     (126,206)      (7,800)       (1,147)
                         ------------  ------------  -----------   -----------
                         $482,457,933  $417,098,146  $88,686,885   $65,764,160
                         ============  ============  ===========   ===========

                           Growth &      Equity       Equity    International Diversified
                            Income       Income       Growth       Equity     Real Estate
                             Fund         Fund         Fund         Fund         Fund
                         ------------ ------------  ----------- ------------- -----------
Capital Paid-In......... $295,209,946 $293,655,637  $32,538,436  $67,057,872  $6,876,491
Accumulated Realized
 Gain (Loss) on
 Investments and Foreign
 Currency...............   11,180,977   42,124,140    3,314,027    3,866,173    (152,734)
Net Unrealized
 Appreciation
 (Depreciation) on
 Investments and Foreign
 Currency...............   83,771,933  (25,541,293)     705,341    8,055,123    (722,180)
Undistributed Net
 Investment Income
 (Distribution in Excess
 of Net Investment
 Income)................      324,114      687,114       18,934     (177,372)     47,851
                         ------------ ------------  -----------  -----------  ----------
                         $390,486,970 $310,925,598  $36,576,738  $78,801,796  $6,049,428
                         ============ ============  ===========  ===========  ==========

                             M.S.D.&T. Funds, Inc.
                   Notes to Financial Statements -- Continued
                                  (Unaudited)
3. NET ASSETS -- Continued

                            Limited       Total      Maryland    Intermediate   National
                         Maturity Bond Return Bond  Tax-Exempt    Tax-Exempt   Tax-Exempt
                             Fund          Fund      Bond Fund    Bond Fund    Bond Fund
                         ------------- ------------ -----------  ------------ ------------
Capital Paid-In......... $155,676,511  $104,910,353 $23,124,450  $91,324,575  $177,468,065
Accumulated Realized
 Gain (Loss) on
 Investments............      462,476       740,208    (434,836)     798,917     2,296,631
Net Unrealized
 Appreciation
 (Depreciation) on
 Investments............    1,788,092     1,196,690     629,076      499,968     1,053,416
Undistributed Net
 Investment Income
 (Distribution in Excess
 of Net Investment
 Income)................        7,845         6,238          --           --            --
                         ------------  ------------ -----------  -----------  ------------
                         $157,934,924  $106,853,489 $23,318,690  $92,623,460  $180,818,112
                         ============  ============ ===========  ===========  ============

4. CAPITAL STOCK

  Transactions in shares of the Company are summarized as follows:

                            Prime Money Market Fund       Government Money Market Fund
                         ------------------------------  ------------------------------
                            For the Six    For the Year     For the Six    For the Year
                           Months Ended       Ended        Months Ended       Ended
                         November 30, 1998 May 31, 1998  November 30, 1998 May 31, 1998
                         ----------------- ------------  ----------------- ------------
                            (Unaudited)                     (Unaudited)
Shares Sold.............    367,040,775     576,074,807     279,192,044     565,932,193
Shares Redeemed.........   (333,815,625)   (497,024,467)   (254,021,841)   (516,412,638)
Shares Reinvested.......        479,056         876,867         794,740         804,567
                           ------------    ------------    ------------    ------------
Net Increase (Decrease)
 in Shares..............     33,704,206      79,927,207      25,964,943      50,324,122
Shares Outstanding:
 Beginning of Period....    448,859,423     368,932,216     391,259,409     340,935,287
                           ------------    ------------    ------------    ------------
 End of Period..........    482,563,629     448,859,423     417,224,352     391,259,409
                           ============    ============    ============    ============

                                                                   Tax-Exempt
                          Tax-Exempt Money Market Fund     Money Market Fund (Trust)
                         ------------------------------  ------------------------------
                            For the Six    For the Year     For the Six    For the Year
                           Months Ended       Ended        Months Ended       Ended
                         November 30, 1998 May 31, 1998  November 30, 1998 May 31, 1998
                         ----------------- ------------  ----------------- ------------
                            (Unaudited)                     (Unaudited)
Shares Sold.............     67,460,710     130,461,894      36,121,684     57,909,674
Shares Redeemed.........    (68,747,899)   (119,994,966)    (28,579,032)   (49,231,247)
Shares Reinvested.......          9,471           7,017
                            -----------    ------------     -----------    -----------
Net Increase (Decrease)
 in Shares..............     (1,277,718)     10,473,945       7,542,652      8,678,427
Shares Outstanding:
 Beginning of Period....     89,972,404      79,498,459      58,222,655     49,544,228
                            -----------    ------------     -----------    -----------
 End of Period..........     88,694,686      89,972,404      65,765,307     58,222,655
                            ===========    ============     ===========    ===========

                             M.S.D.&T. Funds, Inc.
                   Notes to Financial Statements -- Continued
                                  (Unaudited)
4. CAPITAL STOCK -- Continued

                                         Growth & Income Fund*
                          ----------------------------------------------------
                               Institutional Shares      AFBA Five Star Shares
                          ------------------------------ ---------------------
                                                            For the Period
                             For the Six    For the Year     June 1, 1997
                            Months Ended       Ended            through
                          November 30, 1998 May 31, 1998    August 8, 1997
                          ----------------- ------------ ---------------------
                             (Unaudited)
Shares Sold..............     1,015,532       2,469,614           2,163
Shares Redeemed..........    (1,354,984)     (1,673,194)        (75,061)
Shares Reinvested........        18,374         511,819             153
Shares Issued Due to
 Acquisition of Common
 Funds...................                     8,357,400
Shares Issued Due to
 Exchange of AFBA Five
 Star Shares for
 Institutional Shares....                        25,655
Shares Redeemed Due to
 Exchange of AFBA Five
 Star Shares for
 Institutional Shares....                                       (25,655)
                             ----------      ----------         -------
Net Increase (Decrease)
 in Shares...............      (321,078)      9,691,294         (98,400)
Shares Outstanding:
 Beginning of Period.....    17,496,834       7,805,540          98,400
                             ----------      ----------         -------
 End of Period...........    17,175,756      17,496,834               0
                             ==========      ==========         =======

--------
* Transactions in shares reflect the exchange of AFBA Five Star Shares for In-stitutional Shares on August 8, 1997.

                                Equity Income Fund               Equity Growth Fund
                         -------------------------------- --------------------------------
                                           For the Period                   For the Period
                            For the Six    March 1, 1998     For the Six    March 1, 1998
                           Months Ended       through       Months Ended       through
                         November 30, 1998  May 31, 1998  November 30, 1998  May 31, 1998
                         ----------------- -------------- ----------------- --------------
                            (Unaudited)                      (Unaudited)
Shares Sold.............       394,489           13,770         163,450          13,002
Shares Redeemed.........    (2,324,522)      (1,569,131)       (294,269)       (163,776)
Shares Reinvested.......         5,065                5              45               0
Shares Issued Due to
 Acquisition of
 Common Funds...........                     32,887,834               0       3,542,885
                            ----------       ----------       ---------       ---------
Net Increase (Decrease)
 in Shares..............    (1,924,968)      31,332,478        (130,774)      3,392,111
Shares Outstanding:
 Beginning of Period....    31,332,478                0       3,392,111               0
                            ----------       ----------       ---------       ---------
 End of Period..........    29,407,510       31,332,478       3,261,337       3,392,111
                            ==========       ==========       =========       =========

                             M.S.D.&T. Funds, Inc.
                   Notes to Financial Statements -- Continued
                                  (Unaudited)
4. CAPITAL STOCK -- Continued

                           International Equity Fund      Diversified Real Estate Fund
                         ------------------------------ --------------------------------
                                                                          For the Period
                            For the Six    For the Year    For the Six    August 1, 1997
                           Months Ended       Ended       Months Ended       through
                         November 30, 1998 May 31, 1998 November 30, 1998  May 31, 1998
                         ----------------- ------------ ----------------- --------------
                            (Unaudited)                    (Unaudited)     (Unaudited)
Shares Sold.............       740,606         899,337        35,043         680,394
Shares Redeemed.........      (877,543)     (1,136,494)      (10,058)        (21,706)
Shares Reinvested.......         5,275          61,632           874             175
                             ---------      ----------       -------         -------
Net Increase (Decrease)
 in Shares..............      (131,662)       (175,525)       25,859         658,863
Shares Outstanding:
 Beginning of Period....     6,144,913       6,320,438       658,863               0
                             ---------      ----------       -------         -------
 End of Period..........     6,013,251       6,144,913       684,722         658,863
                             =========      ==========       =======         =======

                                      Limited Maturity Bond Fund**
                          ----------------------------------------------------
                               Institutional Shares      AFBA Five Star Shares
                          ------------------------------ ---------------------
                                                            For the Period
                             For the Six    For the Year     June 1, 1997
                            Months Ended       Ended            through
                          November 30, 1998 May 31, 1998    August 8, 1997
                          ----------------- ------------ ---------------------
                             (Unaudited)
Shares Sold..............     1,238,243       1,139,538             570
Shares Redeemed..........      (889,743)     (1,279,065)        (74,140)
Shares Reinvested........        65,890         141,784             984
Shares Issued Due to
 Acquisition of Common
 Funds...................                    10,360,829
Shares Issued Due to
 Exchange of AFBA Five
 Star Shares for
 Institutional Shares....                         8,670
Shares Redeemed Due to
 Exchange of AFBA Five
 Star Shares for
 Institutional Shares....                                        (8,670)
                             ----------      ----------         -------
Net Increase (Decrease)
 in Shares...............       414,390      10,371,756         (81,256)
Shares Outstanding:
 Beginning of Period.....    14,543,171       4,171,415          81,256
                             ----------      ----------         -------
 End of Period...........    14,957,561      14,543,171               0
                             ==========      ==========         =======

--------
** Transactions in shares reflect the exchange of AFBA Five Star Shares for In-stitutional Shares on August 8, 1997.

                             M.S.D.&T. Funds, Inc.
                   Notes to Financial Statements -- Continued
                                  (Unaudited)
4. CAPITAL STOCK -- Continued

                              Total Return Bond Fund      Maryland Tax-Exempt Bond Fund
                         -------------------------------- ------------------------------
                                           For the Period
                            For the Six    March 1, 1998     For the Six    For the Year
                           Months Ended       through       Months Ended       Ended
                         November 30, 1998  May 31, 1998  November 30, 1998 May 31, 1998
                         ----------------- -------------- ----------------- ------------
                            (Unaudited)                      (Unaudited)
Shares Sold.............     1,047,407          608,803       1,072,687        652,667
Shares Redeemed.........      (684,836)        (455,066)       (332,219)       (76,513)
Shares Reinvested.......         8,567               17           5,129          9,255
Shares Issued Due to
 Acquisition of
 Common Funds...........                      9,966,095
                            ----------       ----------       ---------      ---------
Net Increase (Decrease)
 in Shares..............       371,138       10,119,849         745,597        585,409
Shares Outstanding:
 Beginning of Period....    10,119,849                0       1,384,481        799,072
                            ----------       ----------       ---------      ---------
 End of Period..........    10,490,987       10,119,849       2,130,078      1,384,481
                            ==========       ==========       =========      =========

                                   Intermediate
                               Tax-Exempt Bond Fund        National Tax-Exempt Bond Fund
                         -------------------------------- --------------------------------
                                           For the Period                   For the Period
                            For the Six    March 1, 1998     For the Six    March 1, 1998
                           Months Ended       through       Months Ended       through
                         November 30, 1998  May 31, 1998  November 30, 1998  May 31, 1998
                         ----------------- -------------- ----------------- --------------
                            (Unaudited)                      (Unaudited)
Shares Sold.............       398,174         258,403          835,397          510,766
Shares Redeemed.........      (656,753)       (667,602)        (807,306)        (370,554)
Shares Reinvested.......            11               0               17                0
Shares Issued Due to
 Acquisition of
 Common Funds...........                     9,800,117                        17,576,193
                             ---------       ---------       ----------       ----------
Net Increase (Decrease)
 in Shares..............      (258,568)      9,390,918           28,108       17,716,405
Shares Outstanding:
 Beginning of Period....     9,390,918               0       17,716,405                0
                             ---------       ---------       ----------       ----------
 End of Period..........     9,132,350       9,390,918       17,744,513       17,716,405
                             =========       =========       ==========       ==========

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued
                                  (Unaudited)

5. PURCHASES & SALES OF SECURITIES

  For the six months ended November 30, 1998, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

                                                  U.S. Government U.S. Government
                          Purchases*    Sales*       Purchases         Sales
                          ----------- ----------- --------------- ---------------
Growth & Income Fund....  $36,881,954 $39,904,867   $         0     $         0
Equity Income Fund......   31,387,532  55,268,040             0               0
Equity Growth Fund......    7,986,583   9,338,038             0               0
International Equity
 Fund...................   26,433,746  27,248,014             0               0
Diversified Real Estate
 Fund...................      706,020     269,628             0               0
Limited Maturity Bond
 Fund...................   29,727,680   9,031,033    15,907,124      29,732,473
Total Return Bond Fund..   16,659,810   4,204,430    23,990,375      26,734,874
Maryland Tax-Exempt Bond
 Fund...................   11,908,647   2,915,252             0               0
Intermediate Tax-Exempt
 Bond Fund..............   73,195,692  77,235,402             0               0
National Tax-Exempt Bond
 Fund...................   97,034,019  87,520,397             0               0

--------
* (excluding short-term and U.S. Government securities)

6. CAPITAL LOSS CARRYOVERS

  At May 31, 1998, the following Funds had capital loss carryovers:

                                                  Capital Loss    Expiration
                                                   Carryover         Year
                                                  ------------ -----------------
   Prime Money Market Fund.......................   $108,826   2003 through 2005
   Government Money Market Fund..................    126,206   2003 through 2005
   Tax-Exempt Money Market Fund..................      7,800   2003 through 2005
   Tax-Exempt Money Market Fund (Trust)..........      1,147   2003 through 2005
   Maryland Tax-Exempt Bond Fund.................    449,071   2003 through 2005

  The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Funds.

7. TERMINATION OF AFBA FIVE STAR SHARES

  On June 5, 1997, the Board of Directors of the Company approved the termina-tion of the offering of AFBA Five Star Shares of the Growth & Income Fund and Limited Maturity Bond Fund. As of the close of business on August 8, 1997, all outstanding AFBA Five Star Shares of a Fund were automatically exchanged for Institutional Shares of the same Fund at net asset value without payment of any exchange fee.

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Concluded
                                  (Unaudited)

8. ACQUISITION OF COMMON & COLLECTIVE TRUST FUNDS

  On March 1, 1998, the Equity Income Fund, Equity Growth Fund, Total Return Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund commenced operations with the acquisition of all of the assets of various com-mon and collective trust funds maintained by Mercantile-Safe Deposit & Trust Co. On May 22, 1998, the Growth & Income Fund and Limited Maturity Bond Fund acquired all of the assets of various common and collective trust funds main-tained by Mercantile-Safe Deposit & Trust Co. The following is a summary of shares issued, net assets acquired, net asset value per share and unrealized appreciation as of the date acquired:

                                                         Net Asset  Unrealized
                                   Shares    Net Assets    Value   Appreciation
                                 ---------- ------------ --------- ------------
Growth & Income Fund...........   8,357,400 $181,773,462  $21.75   $ 76,280,161
Equity Income Fund.............  32,887,834  328,878,344   10.00    164,257,461
Equity Growth Fund.............   3,542,885   35,428,852   10.00     12,882,272
Limited Maturity Bond Fund.....  10,360,829  108,063,470   10.43        964,116
Total Return Bond Fund.........   9,966,095   99,660,947   10.00      2,147,951
Intermediate Tax-Exempt Bond
 Fund..........................   9,800,117   98,001,170   10.00        876,240
National Tax-Exempt Bond Fund..  17,576,193  175,761,930   10.00      7,843,171

9. SUBSEQUENT EVENT -- CONSOLIDATION OF TAX-EXEMPT MONEY MARKET FUNDS

  On April 24, 1998, the Board of Directors of the Company approved the con-solidation of the Tax-Exempt Money Market Fund (Trust) with the Tax-Exempt Money Market Fund. The consolidation was effective on January 4, 1999 through
(i) the redemption of all of the outstanding shares of the Tax-Exempt Money Market Fund (Trust) by the shareholders of record, (ii) the issuance to the redeeming shareholders of the same number of shares of the Tax-Exempt Money Market Fund that such shareholders redeemed from the Tax-Exempt Money Market Fund (Trust), and (iii) the transfer of substantially all of the assets of the Tax-Exempt Money Market Fund (Trust) to the Tax-Exempt Money Market Fund. The aggregate net assets of the Funds immediately before the combination were $61,657,386.92 for the Tax-Exempt Money Market Fund (Trust) and $93,339,760.39 for the Tax-Exempt Money Market Fund.

Investment Adviser and Administrator:


Mercantile-Safe Deposit and Trust Company
Baltimore, Maryland

Custodian (except for the International Equity Fund)
The Fifth Third Bank
Cincinnati, Ohio

Distributor:
BISYS Fund Services
Columbus, Ohio

Custodian for the International Equity Fund and Transfer Agent:
State Street Bank and Trust Company
Boston, Massachusetts

This report is submitted for the general information of the shareholders of M.S.D.&T. Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by current Prospectuses for the Funds which contain information concerning the Funds' investment policies and expenses as well as other pertinent information.

Shares of the Funds are nor bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by Mercantile-Safe Deposit and Trust Company, its parent company or its affiliates and are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment in the Funds involves investment risks, including possible loss of principal.